UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: May 1, 2013 – July 31, 2013

Item 1. Schedule of Investments.

ALPS | Alerian MLP Infrastructure Index Fund

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (105.38%)
Gathering & Processing (21.78%)
Pipelines (21.78%)
DCP Midstream Partners LP	1,763	$ 92,857
MarkWest Energy Partners LP	4,000	280,840
PVR Partners LP	2,946	76,213
Targa Resources Partners LP	2,727	135,914
Western Gas Partners LP	1,876	115,561
Williams Partners LP	3,500	175,770

		877,155

TOTAL GATHERING & PROCESSING		877,155

Natural Gas Pipelines (37.68%)
Pipelines (37.68%)
Atlas Pipeline Partners LP	2,178	82,546
Boardwalk Pipeline Partners LP	3,582	112,152
El Paso Pipeline Partners LP	3,835	159,383
Energy Transfer Partners LP	5,832	303,614
Enterprise Products Partners LP	6,551	406,359
ONEOK Partners LP	3,871	197,034
Regency Energy Partners LP	4,428	123,940
Spectra Energy Partners LP	1,401	61,910
TC Pipelines LP	1,379	70,908

		1,517,846

TOTAL NATURAL GAS PIPELINES		1,517,846

Petroleum Transportation (45.92%)
Pipelines (45.92%)
Access Midstream Partners LP	2,259	106,105
Buckeye Partners LP	2,904	206,562
Enbridge Energy Partners LP	6,331	200,186
Genesis Energy LP	2,055	102,442
Kinder Morgan Energy Partners LP	4,665	384,933
Magellan Midstream Partners LP	5,565	304,294
NuStar Energy LP	1,986	90,562
Plains All American Pipeline LP	5,202	276,954
Sunoco Logistics Partners LP	2,139	130,286
Tesoro Logistics LP	883	47,232

		1,849,556

TOTAL PETROLEUM TRANSPORTATION		1,849,556

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,491,243)		4,244,557

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.94%)
Money Market Fund (0.94%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00004%	37,990	$ 37,990

TOTAL SHORT TERM INVESTMENTS (Cost $37,990)			37,990

TOTAL INVESTMENTS (106.32%) (Cost $3,529,233)			$4,282,547

Liabilities In Excess Of Other Assets (-6.32%)			(254,857)

NET ASSETS (100.00%)			$4,027,690

Common Abbreviations:

LP - Limited Partnerships.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statements of Investments.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT of INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (38.67%)
Australia (0.41%)
Fortescue Metals Group, Ltd.	31,313	$ 103,014
Iluka Resources, Ltd.	7,779	77,054
Incitec Pivot, Ltd.	254,126	600,749
Newcrest Mining, Ltd.	11,624	127,782
Woodside Petroleum, Ltd.	9,366	316,457

		1,225,056

Brazil (0.38%)
Cia Siderurgica Nacional SA, ADR	1,580	4,582
Gerdau SA, ADR	10,527	66,741
Petroleo Brasileiro SA, ADR	25,208	343,837
Vale SA, ADR	52,655	722,427

		1,137,587

Canada (4.23%)
Agnico-Eagle Mines, Ltd.	8,981	255,150
Agrium, Inc.	24,201	2,057,085
Barrick Gold Corp.	17,808	302,202
Cameco Corp.	5,892	119,725
Canadian Natural Resources, Ltd.	5,741	178,086
Eldorado Gold Corp.	17,323	136,852
Encana Corp.	19,565	342,779
First Quantum Minerals, Ltd.	16,847	270,641
Goldcorp, Inc.	24,289	685,678
IAMGOLD Corp.	24,199	125,351
Kinross Gold Corp.	93,747	490,297
New Gold, Inc.(a)	18,730	136,916
Osisko Mining Corp.(a)	19	79
Pan American Silver Corp.	28,863	368,292
Potash Corp. of Saskatchewan, Inc.	145,079	4,207,291
Silver Wheaton Corp.	26,173	601,194
Suncor Energy, Inc.	36,444	1,152,724
Teck Resources, Ltd., Class B	14,026	328,629
TransCanada Corp.	12,731	581,702
Turquoise Hill Resources, Ltd.(a)	20,919	84,303
Yamana Gold, Inc.	29,536	310,128

		12,735,104

Chile (0.11%)
Sociedad Quimica y Minera de Chile SA, ADR	11,464	331,997

China (0.44%)
China Petroleum & Chemical Corp., Class H	318,791	237,174
China Shenhua Energy Co., Ltd., Class H	58,216	168,141
CNOOC, Ltd.	250,001	451,289
Jiangxi Copper Co., Ltd., Class H	27,185	45,848
PetroChina Co., Ltd., Class H	330,045	385,980

	Shares	Value (Note 2)
China (continued)
Zijin Mining Group Co., Ltd., Class H	214,020	$ 45,809

		1,334,241

France (0.63%)
Total SA	35,634	1,900,973

Germany (0.31%)
K+S AG	34,170	842,112
ThyssenKrupp AG(a)	3,937	85,635

		927,747

India (0.13%)
Reliance Industries, Ltd., GDR(b)	13,626	390,657
Sterlite Industries India, Ltd., ADR	2,057	10,347

		401,004

Israel (0.24%)
Israel Chemicals, Ltd.(a)	55,718	445,238
The Israel Corp., Ltd.	574	269,763

		715,001

Italy (0.57%)
Eni SpA, ADR	39,236	1,732,269

Japan (0.14%)
Inpex Corp.	85	372,434
Nippon Steel & Sumitomo Metal Corp.	20,342	59,212

		431,646

Jersey (0.07%)
Randgold Resources, Ltd., ADR	2,744	203,797

Luxembourg (0.15%)
ArcelorMittal	20,626	267,519
Tenaris SA, ADR	4,150	184,468

		451,987

Mexico (0.21%)
Grupo Mexico SAB de CV, Series B	54,387	166,958
Industrias Penoles SAB de CV	14,794	464,295

		631,253

Netherlands (1.36%)
CNH Global N.V.	13,531	635,822
Nutreco N.V.	8,440	397,478
Royal Dutch Shell PLC, ADR	44,624	3,050,050

		4,083,350

Norway (0.56%)
Norsk Hydro ASA	17,863	75,935
Yara International ASA	36,159	1,623,620

		1,699,555

Peru (0.09%)
Cia de Minas Buenaventura SA, ADR	18,729	267,825

	Shares	Value (Note 2)
Russia (1.77%)
Gazprom OAO, ADR(a)	159,410	$1,235,427
LUKOIL OAO, ADR	18,380	1,084,420
Mechel Steel Group, ADR(a)	16,800	47,712
MMC Norilsk Nickel OJSC, ADR	90,197	1,209,542
NovaTek OAO, GDR(c)	1,817	211,317
Rosneft Oil OAO, GDR(c)	53,474	378,596
Severstal OAO, GDR(c)	7,314	55,111
Uralkali OJSC, GDR(c)	50,441	1,094,570

		5,316,695

Singapore (0.49%)
Golden Agri-Resources, Ltd.	780,586	322,467
Olam International, Ltd.	258,948	345,373
Wilmar International, Ltd.	330,439	819,045

		1,486,885

South Africa (0.40%)
Anglo Platinum, Ltd.(a)	435	15,451
AngloGold Ashanti, Ltd., ADR	18,501	243,658
Gold Fields, Ltd., ADR	33,120	199,714
Harmony Gold Mining Co., Ltd., ADR	36,130	139,100
Impala Platinum Holdings, Ltd.	17,765	174,670
Kumba Iron Ore, Ltd.	1,186	52,651
Sasol, Ltd.	7,880	363,053
Sibanye Gold, Ltd., ADR(a)	8,280	25,751

		1,214,048

South Korea (0.16%)
POSCO, ADR	6,724	481,976

Sweden (0.11%)
Holmen AB, B Shares	11,000	318,787

Switzerland (2.53%)
Glencore Xstrata PLC	164,660	695,111
Syngenta AG	15,982	6,343,064
Transocean, Ltd.	6,368	300,315
Weatherford International, Ltd.(a)	20,498	286,152

		7,624,642

United Kingdom (2.42%)
Anglo American PLC	27,213	582,884
Antofagasta PLC	7,696	103,261
BG Group PLC	55,192	996,202
BHP Billiton PLC, ADR	20,756	1,185,998
BP PLC, ADR	74,317	3,079,696
Kazakhmys PLC	4,437	17,570
Lonmin PLC(a)	5,780	27,399
Petropavlovsk PLC	10,162	13,681
Rio Tinto PLC, ADR	28,325	1,274,342

		7,281,033

United States (20.76%)
AGCO Corp.	21,956	1,235,025
Alcoa, Inc.	15,849	126,000
Allegheny Technologies, Inc.	3,317	91,450

	Shares	Value (Note 2)
United States (continued)
Allied Nevada Gold Corp.(a)	7,422	$ 49,505
Anadarko Petroleum Corp.	8,727	772,514
Apache Corp.	7,118	571,219
Archer-Daniels-Midland Co.	105,307	3,840,546
Baker Hughes, Inc.	10,613	503,375
Boardwalk Pipeline Partners LP	3,100	97,061
Buckeye Partners LP	1,400	99,582
Bunge, Ltd.	15,262	1,160,065
Cameron International Corp.(a)	4,905	290,866
CF Industries Holdings, Inc.	14,847	2,910,160
Chevron Corp.	43,292	5,450,030
Cliffs Natural Resources, Inc.	7,741	151,027
Coeur Mining, Inc.(a)	7,589	101,768
ConocoPhillips	21,492	1,393,971
CST Brands, Inc.(a)	2,472	80,612
Deere & Co.	60,913	5,060,043
Detour Gold Corp.(a)	299	2,969
Devon Energy Corp.	8,015	440,905
El Paso Pipeline Partners LP	2,300	95,588
Enbridge Energy Partners LP, Class A	3,000	94,860
Energy Transfer Partners LP	2,000	104,120
Ensco PLC, Class A	643	36,870
Enterprise Products Partners LP	1,500	93,045
EOG Resources, Inc.	3,478	506,014
Exxon Mobil Corp.	107,497	10,077,844
Freeport-McMoRan Copper & Gold, Inc.	13,813	390,632
Halliburton Co.	18,836	851,199
Hecla Mining Co.	32,888	106,228
Hess Corp.	4,033	300,297
Ingredion, Inc.	17,747	1,192,598
Intrepid Potash, Inc.	16,732	213,835
Kinder Morgan Energy Partners LP	1,200	99,012
Kinder Morgan, Inc.	9,518	359,400
Magellan Midstream Partners LP	1,780	97,330
Marathon Oil Corp.	34,740	1,263,146
Marathon Petroleum Corp.	5,700	417,981
Monsanto Co.	94,514	9,336,093
The Mosaic Co.	54,139	2,224,572
National Oilwell Varco, Inc.	8,251	578,973
Newmont Mining Corp.	22,497	674,910
Noble Energy, Inc.	9,360	584,906
Nucor Corp.	4,675	218,697
Occidental Petroleum Corp.	19,094	1,700,321
Peabody Energy Corp.	5,779	95,700
Phillips 66	7,700	473,550
Pioneer Natural Resources Co.	2,762	427,447
Plains All American Pipeline LP	1,800	95,832
Plum Creek Timber Co., Inc	6,200	302,436
Potlatch Corp.	7,200	317,016
Rayonier, Inc.	5,350	312,654
Regency Energy Partners LP	3,500	97,965
Royal Gold, Inc.	1,944	100,485
Schlumberger, Ltd.	26,128	2,124,990
Southern Copper Corp.	6,156	160,487
Southwestern Energy Co.(a)	7,599	294,765
Spectra Energy Corp.	1,049	37,754

	Shares	Value (Note 2)
United States (continued)
Valero Energy Corp.	23,762	$ 849,967
Weyerhaeuser Co.	10,200	289,680
The Williams Co., Inc.	13,101	447,661

		62,475,553

TOTAL COMMON STOCKS (Cost $124,384,539)		116,410,011

EXCHANGE TRADED FUNDS (1.87%)
iShares® Gold Trust(a)	218,898	2,815,028
Market Vectors Gold Miners ETF	20,000	539,200
SPDR® Gold Trust(a)	17,688	2,263,357

		5,617,585

TOTAL EXCHANGE TRADED FUNDS (Cost $6,938,833)		5,617,585

WARRANTS (0.00%)(d)
Canada (0.00%)(d)
Kinross Gold Corp., Strike Price $21.30, Expires 9/17/14(a)	19	1

United States (0.00%)(d)
Magnum Hunter Resources Corp., Strike Price $10.50, Expires 10/14/13(a)	629	33

TOTAL WARRANTS (Cost $69)		34

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (54.02%)
U.S. Treasury Bonds (54.02%)
United States Treasury Inflation Indexed Bonds
2.000%, 1/15/14(e)	$6,271,634	6,357,869
1.250%, 4/15/14(f)	8,750,088	8,878,259
2.000%, 7/15/14	11,430,503	11,806,463
1.625%, 1/15/15(e)(f)	13,693,265	14,272,025
0.500%, 4/15/15(e)	11,742,627	12,078,854
1.875%, 7/15/15	8,682,093	9,257,281
2.000%, 1/15/16	9,095,323	9,811,579
0.125%, 4/15/16	21,633,240	22,326,174
2.500%, 7/15/16	11,245,650	12,506,389
2.375%, 1/15/17(e)(f)	10,106,688	11,281,590
0.125%, 4/15/17(f)	14,870,330	15,388,472
2.625%, 7/15/17(e),(g)	14,329,470	16,369,743
1.625%, 1/15/18	11,118,600	12,275,624

		162,610,322

TOTAL GOVERNMENT BONDS (Cost $164,245,788)		162,610,322

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 2)
PURCHASED CALL OPTIONS (0.04%)
Market Vectors Gold Miners ETF:	1/18/14	$30.00	245	48,142

Expiration Date	Exercise Price	Number of Contracts	Value (Note 2)
PURCHASED CALL OPTIONS (continued)
1/18/14	$36.00	200	$14,400
1/18/14	38.00	100	5,150
1/18/14	39.00	550	23,925

			91,617

TOTAL PURCHASED CALL OPTIONS (Cost $81,739)			91,617

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.92%)
Money Market Fund (2.92%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00004%	8,796,226	$8,796,226

TOTAL SHORT TERM INVESTMENTS (Cost $8,796,226)			8,796,226

TOTAL INVESTMENTS (97.52%) (Cost $304,447,194)			$293,525,795

Other Assets In Excess Of Liabilities (2.48%)			7,477,626
NET ASSETS - 100.00%			$301,003,421

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $390,657, representing 0.13% of the Fund’s net assets.
(c)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At period end, the aggregate market value of those securities was $1,739,594, representing 0.58% of the Fund’s net assets.
(d)	Less than 0.005%.
(e)	Security, or portion of security, is being held as collateral for total return swap contracts.
(f)	Security, or portion of security, is being held as collateral for futures contracts.
(g)	Security, or portion of security, is being held as collateral for written options.
(h)	Includes cash which is being held as collateral for written options.

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA -	Allmennaksjeselskap is the Norwegian term for public limited company.
ETF -	Exchange Traded Fund.

GDR -	Global Depositary Receipt.
Ltd. -	Limited.
LP -	Limited Partnership.
N.V. -	Naamloze vennootschap is the Dutch term for a public limited liability corporation.
OAO -	Russian open joint stock company.
OJSC -	Open joint stock company.
PLC -	Public Limited Co.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SPDR -	Standard & Poor’s Depository Receipt.

For Fund compliance purposes, the Fund’s industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

See Notes to Quarterly Statements of Investments.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Gold Futures Options:
	11/25/13	$1,285.00	(20)	$(158,000)
	11/25/13	1,290.00	(5)	(38,000)
Market Vectors Gold Miners ETF:
	8/17/13	24.00	(246)	(78,720)
	8/17/13	26.00	(200)	(32,300)
	9/21/13	30.00	(600)	(42,000)

TOTAL WRITTEN CALL OPTIONS (Premiums received $224,825)				(349,020)

Written Put Options
Natural Gas Futures:
	8/28/13	3.45	(20)	(24,600)
	8/28/13	3.50	(50)	(75,000)
Potash Corp. of Saskatchewan, Inc.:
	9/21/13	30.00	(500)	(110,500)
	9/21/13	31.00	(300)	(86,550)

TOTAL WRITTEN PUT OPTIONS (Premiums received $220,050)				(296,650)

TOTAL WRITTEN OPTIONS (Premiums received $444,875)				$(645,670)

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Long	150	8/16/13	$16,155,000	$538,960
Silver Future	Short	(1)	12/30/13	(98,375)	76,113
U.S. 5 year Treasuety Notes Future	Long	15	10/01/13	1,820,508	4,450
WTI Crude Future	Long	70	11/20/13	6,447,700	425,687

				$24,324,833	$1,045,210

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation
Cotton No.2 Future	Long	3	12/07/13	$127,770	$(2,078)
Gold 100 Oz. Future	Long	34	12/28/13	4,464,200	(47,952)
S&P 500® Emini Future	Short	(190)	9/21/13	(15,964,750)	(480,882)
Silver Future	Long	1	12/30/14	99,275	(74,292)
U.S. 10 year Treasury Notes Future	Long	9	9/20/13	1,137,938	(6,614)
WTI Crude Future	Short	(150)	8/20/13	(15,754,500)	(1,994,460)
WTI Crude Future	Short	(90)	9/20/13	(9,379,800)	(957,132)

				$(35,269,867)	$(3,563,410)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Dollars	Rate Paid by the Fund	Termination Date	Unrealized Appreciation
Bank of America - Merrill Lynch	CRB 3 Month Forward Total Return Index	$67,881,437	0.48%	6/30/14	$1,965,540
Bank of America - Merrill Lynch	ML Aluminum GA6	4,848,307	0.10%	6/30/14	60,056
Bank of America - Merrill Lynch	ML eXtra Copper GA6	5,171,232	0.10%	6/30/14	104,121
Bank of America - Merrill Lynch	ML eXtra Silver GA6	635,743	0.10%	6/30/14	4,930
Bank of America - Merrill Lynch	MLCS Coffee J-F3	(3,252,828)	0.10%	6/30/14	53,931
Bank of America - Merrill Lynch	Natural Gas Futures	(1,386,000)	0.00%	6/30/14	7,600
Societe Generale	CRB 3 Month Forward Total Return Index	48,110,232	0.35%	11/29/13	1,393,059
UBS	CRB 3 Month Forward Total Return Index	69,199,452	0.40%	11/29/13	2,003,708

					$5,592,945

Swap Counterparty	Reference Obligation	Notional Dollars	Rate Paid by the Fund	Termination Date	Unrealized Depreciation
Bank of America - Merrill Lynch	ML eXtra Coffee GA6	$3,278,540	0.10%	6/30/14	$(55,683)
Bank of America - Merrill Lynch	ML Index Robusta	(5,800,000)	0.00%	6/30/14	(385,854)
Bank of America - Merrill Lynch	MLCS Copper J-F3	(5,131,577)	0.10%	6/30/14	(106,315)
Bank of America - Merrill Lynch	MLCS Silver J-F3	(633,488)	0.10%	6/30/14	(5,088)
Bank of America - Merrill Lynch	MLCX Aluminum J-F3	(4,828,329)	0.10%	6/30/14	(49,384)
Bank of America - Merrill Lynch	MLExtra Coffee ER	5,800,000	0.30%	6/30/14	(81,651)

					$(683,975)

(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

ALPS | Kotak India Growth Fund

Consolidated Statement of Investments

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.15%)
Consumer Discretionary (13.06%)
Auto Components (1.74%)
Exide Industries, Ltd.	23,056	$46,608
Motherson Sumi Systems, Ltd.	20,500	69,254

		115,862

Automobiles (6.85%)
Bajaj Auto, Ltd.	2,600	82,735
Mahindra & Mahindra, Ltd.	8,900	133,394
Maruti Suzuki India, Ltd.	2,180	47,557
Tata Motors, Ltd.	40,050	191,299

		454,985

Hotels Restaurants & Leisure (1.05%)
Mahindra Holidays & Resorts India, Ltd.	17,000	69,910

Media (1.04%)
Sun TV Network, Ltd.	10,350	68,799

Textiles, Apparel & Luxury Goods (2.38%)
Bata India, Ltd.	6,180	97,815
Raymond, Ltd.	19,750	60,272

		158,087

TOTAL CONSUMER DISCRETIONARY		867,643

Consumer Staples (12.70%)
Food Products (1.37%)
Britannia Industries, Ltd.	7,929	91,163

Household Products (2.07%)
Hindustan Unilever, Ltd.	9,605	96,761
Jyothy Laboratories, Ltd.	15,162	40,838

		137,599

Personal Products (1.00%)
Emami, Ltd.	8,625	66,297

Tobacco (8.26%)
ITC, Ltd.	84,650	475,920
VST Industries, Ltd.	2,780	72,802

		548,722

TOTAL CONSUMER STAPLES		843,781

Energy (8.67%)
Oil, Gas & Consumable Fuels (8.67%)
Cairn India, Ltd.	13,091	63,588
Hindustan Petroleum Corp., Ltd.	14,300	49,775
Oil & Natural Gas Corp., Ltd.	16,000	76,439
Oil India, Ltd.	6,444	54,775

	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Petronet LNG, Ltd.	33,500	$63,771
Reliance Industries, Ltd.	18,675	267,565

		575,913

TOTAL ENERGY		575,913

Financials (24.78%)
Commercial Banks (17.45%)
Axis Bank, Ltd.	4,154	70,638
Federal Bank, Ltd.	11,500	66,071
HDFC Bank, Ltd.	32,276	323,800
ICICI Bank, Ltd.	22,400	334,812
IndusInd Bank, Ltd.	14,000	89,139
State Bank of India	5,500	154,467
Union Bank of India	28,000	61,250
Yes Bank, Ltd.	11,100	59,075

		1,159,252

Consumer Finance (1.25%)
Bajaj Finance, Ltd.	2,064	38,792
Shriram Transport Finance Co., Ltd.	4,250	44,071

		82,863

Diversified Financial Services (1.09%)
Bajaj Holdings and Investment, Ltd.	5,369	72,237

Real Estate Management & Development (1.55%)
DLF, Ltd.	18,080	44,580
Prestige Estates Projects, Ltd.	27,800	58,583

		103,163

Thrifts & Mortgage Finance (3.44%)
Housing Development Finance Corp.	17,300	228,270

TOTAL FINANCIALS		1,645,785

Health Care (8.04%)
Pharmaceuticals (8.04%)
Cipla, Ltd.	20,103	132,367
Dr. Reddy’s Laboratories, Ltd.	2,528	94,437
Glenmark Pharmaceuticals, Ltd.	7,275	69,098
Lupin, Ltd.	7,475	107,086
Sun Pharmaceutical Industries, Ltd.	14,100	130,954

		533,942

TOTAL HEALTH CARE		533,942

Industrials (7.02%)
Construction & Engineering (3.52%)
GMR Infrastructure, Ltd.(a)	208,750	44,133
Larsen & Toubro, Ltd.	13,595	189,397

		233,530

	Shares	Value (Note 2)
Machinery (2.75%)
SKF India, Ltd.	10,000	$82,346
Thermax, Ltd.	10,500	100,441

		182,787

Transportation Infrastructure (0.75%)
IL&FS Transportation Networks, Ltd.	25,337	50,149

TOTAL INDUSTRIALS		466,466

Information Technology (14.24%)
Electronic Equipment, Instruments & Components (1.07%)
Redington India, Ltd.	77,415	71,308

Internet Software & Services (0.99%)
Info Edge India, Ltd.	12,625	65,424

IT Services (12.18%)
Hexaware Technologies, Ltd.	46,750	89,380
Infosys, Ltd.	7,643	375,419
Tata Consultancy Services, Ltd.	9,000	268,730
Tech Mahindra, Ltd.	3,700	75,739

		809,268

TOTAL INFORMATION TECHNOLOGY		946,000

Materials (4.78%)
Chemicals (0.96%)
Coromandel International, Ltd.	23,046	63,883

Construction Materials (1.96%)
Century Textiles & Industries, Ltd.	15,013	53,884
Shree Cement, Ltd.	1,060	75,852

		129,736

Metals & Mining (1.86%)
Hindustan Zinc, Ltd.	74,227	123,747

TOTAL MATERIALS		317,366

Telecommunication Services (1.95%)
Wireless Telecommunication Services (1.95%)
Bharti Airtel, Ltd.	22,850	129,612

TOTAL TELECOMMUNICATION SERVICES		129,612

Utilities (1.91%)
Independent Power Producers & Energy Traders (1.91%)
NTPC, Ltd.	29,000	62,365

	Shares	Value (Note 2)
Independent Power Producers & Energy Traders (continued)
PTC India, Ltd.	87,448	$64,309

		126,674

TOTAL UTILITIES		126,674

TOTAL COMMON STOCKS (Cost $7,170,875)		6,453,182

TOTAL INVESTMENTS (97.15%) (Cost $7,170,875)		$6,453,182

Other Assets In Excess Of Liabilities (2.85%)		189,347

NET ASSETS (100.00%)		$6,642,529

(a) Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statements of Investments.

ALPS | Red Rocks Listed Private Equity Fund

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.13%)
Communications (1.84%)
Internet (1.84%)
ICG Group, Inc.(a)	420,400	$5,099,452

TOTAL COMMUNICATIONS		5,099,452

Diversified (15.26%)
Holding Companies-Diversified Operations (15.26%)
Ackermans & van Haaren N.V.	60,370	5,478,982
Aker ASA, Class A	219,804	7,012,482
Leucadia National Corp.	80,468	2,158,957
Remgro, Ltd.	227,500	4,358,370
Schouw & Co.	346,953	13,000,871
Wendel Investissement	89,908	10,391,665

		42,401,327

TOTAL DIVERSIFIED		42,401,327

Financials (82.03%)
Closed-End Funds (29.76%)
AP Alternative Assets LP(a)	321,000	7,222,500
Castle Private Equity, Ltd.(a)	277,993	4,100,280
Electra Private Equity PLC(a)	362,100	12,862,303
Graphite Enterprise Trust PLC	553,107	4,114,541
HarbourVest Global Private Equity, Ltd.(a)	1,141,200	10,955,520
HBM Healthcare Investments AG, Class A(a)	70,064	4,561,409
HgCapital Trust PLC	486,857	8,924,662
NB Private Equity Partners, Ltd.	290,421	2,642,831
Pantheon International Participations PLC, Ordinary Shares(a)	258,920	4,088,522
Pantheon International Participations PLC, Redeemable Shares(a)	143,200	2,260,135
Princess Private Equity Holding, Ltd.	406,238	3,558,798
Standard Life European Private Equity Trust PLC, Ordinary Shares	1,456,044	4,341,441
SVG Capital PLC(a)	2,176,878	13,017,886

		82,650,828

Diversified Financial Services (16.21%)
Blackstone Group LP	581,700	13,117,335
Intermediate Capital Group PLC	1,065,000	7,878,748
KKR & Co. LP	645,200	13,194,340
Onex Corp.	227,600	10,835,985

		45,026,408

	Shares	Value (Note 2)
Investment Companies (6.57%)
Hosken Consolidated Investments, Ltd.	358,000	$4,824,137
Investor AB, B Shares	312,000	9,391,376
Oaktree Capital Group LLC	75,000	4,049,250

		18,264,763

Private Equity (25.74%)
Altamir Amboise	645,419	7,813,581
American Capital, Ltd.(a)	656,500	8,967,790
Apollo Global Management LLC, Class A	424,500	11,342,640
Aurelius AG	403,845	12,085,586
The Carlyle Group LP	376,425	10,536,136
Eurazeo	214,088	13,757,877
IP Group PLC(a)	1,280,116	2,825,661
Ratos AB, B Shares	468,000	4,175,142

		71,504,413

Real Estate (3.75%)
Brookfield Asset Management, Inc., Class A	282,100	10,429,237

TOTAL FINANCIALS		227,875,649

TOTAL COMMON STOCKS (Cost $218,979,974)		275,376,428

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.33%)
Money Market Fund (1.33%)
Dreyfus Treasury Prime Cash Management Fund, Investor Shares	0.00004%	3,690,286	3,690,286

TOTAL SHORT TERM INVESTMENTS (Cost $3,690,286)			3,690,286

TOTAL INVESTMENTS (100.46%) (Cost $222,670,260)			$279,066,714

Liabilities In Excess Of Other Assets (-0.46%)			(1,285,437)

NET ASSETS (100.00%)			$277,781,277

(a)	Non-Income Producing Security.

Common Abbreviations:

AB	- Aktiebolag is the Swedish equivalent of the term corporation.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	- Allmenn Aksjeselskap is a Swedish term for “joint stock company”.
LLC	- Limited Liability Company.
LP	- Limited Partnership.
Ltd.	- Limited.
N.V.	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	- Public Limited Company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statements of Investments.

ALPS | WMC Disciplined Value Fund

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.64%)
Communications (1.35%)
Media (1.35%)
Twenty-First Century Fox, Inc.	44,245	$1,322,041

TOTAL COMMUNICATIONS		1,322,041

Consumer Discretionary (6.71%)
Automobiles & Components (1.32%)
TRW Automotive Holdings Corp.(a)	17,600	1,290,256

Consumer Durables & Apparel (1.11%)
PVH Corp.	8,225	1,083,973

Media (0.89%)
Viacom, Inc., Class B	11,980	871,785

Retailing (3.39%)
Dollar Tree, Inc.(a)	19,190	1,029,543
Lowe’s Cos., Inc.	28,555	1,272,982
TJX Cos., Inc.	19,280	1,003,331

		3,305,856

TOTAL CONSUMER DISCRETIONARY		6,551,870

Consumer Staples (6.44%)
Food & Staples Retailing (1.89%)
CVS Caremark Corp.	30,015	1,845,622

Food Beverage & Tobacco (3.80%)
Altria Group, Inc.	31,470	1,103,338
Hillshire Brands Co.	21,640	761,944
The JM Smucker Co.	8,275	931,103
Philip Morris International, Inc.	10,225	911,866

		3,708,251

Household & Personal Products (0.75%)
Coty, Inc., Class A(a)	42,850	736,592

TOTAL CONSUMER STAPLES		6,290,465

Energy (14.79%)
Energy (14.79%)
Anadarko Petroleum Corp.	17,780	1,573,886
Chesapeake Energy Corp.	26,640	620,712
Chevron Corp.	29,959	3,771,542
ConocoPhillips	8,560	555,202
Exxon Mobil Corp.	27,404	2,569,125
Halliburton Co.	15,465	698,863
Marathon Oil Corp.	26,430	960,995
Marathon Petroleum Corp.	8,800	645,304

	Shares	Value (Note 2)
Energy (continued)
National Oilwell Varco, Inc.	9,925	$696,437
Newfield Exploration Co.(a)	16,000	393,600
Patterson-UTI Energy, Inc.	26,500	523,905
PBF Energy, Inc.	15,870	363,264
Phillips 66	17,540	1,078,710

TOTAL ENERGY		14,451,545

Financials (26.20%)
Banks (5.26%)
The PNC Financial Services Group, Inc.	15,660	1,190,943
Wells Fargo & Co.	76,530	3,329,055
Zions Bancorporation	20,890	619,179

		5,139,177

Diversified Financials (11.44%)
Ameriprise Financial, Inc.	20,380	1,813,820
BlackRock, Inc.	4,360	1,229,346
Citigroup, Inc.	46,245	2,411,214
Invesco, Ltd.	37,370	1,202,940
JPMorgan Chase & Co.	63,213	3,522,861
Morgan Stanley	36,620	996,430

		11,176,611

Insurance (6.92%)
ACE, Ltd.	20,160	1,842,221
American International Group, Inc.(a)	30,720	1,398,067
Aon PLC	17,640	1,190,700
Lincoln National Corp.	27,320	1,138,424
Prudential Financial, Inc.	15,050	1,188,499

		6,757,911

Real Estate (2.58%)
Camden Property Trust	11,435	806,625
Equity Lifestyle Properties, Inc.	17,100	658,179
Forest City Enterprises, Inc., Class A(a)	60,050	1,052,076

		2,516,880

TOTAL FINANCIALS		25,590,579

Health Care (14.41%)
Health Care Equipment & Services (4.43%)
Aetna, Inc.	10,650	683,411
Covidien PLC	12,080	744,490
McKesson Corp.	5,180	635,379
UnitedHealth Group, Inc.	20,420	1,487,597
Zimmer Holdings, Inc.	9,330	778,868

		4,329,745

Pharmaceuticals, Biotechnology & Life Sciences (9.98%)
Actavis, Inc.(a)	8,400	1,127,868

	Shares	Value (Note 2)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Amgen, Inc.	6,000	$ 649,740
Bristol-Myers Squibb Co.	11,435	494,449
Eli Lilly & Co.	17,505	929,691
Forest Laboratories, Inc.(a)	27,453	1,195,853
Gilead Sciences, Inc.(a)	20,320	1,248,664
Merck & Co., Inc.	50,100	2,413,317
Pfizer, Inc.	31,470	919,868
Thermo Fisher Scientific, Inc.	8,430	768,057

		9,747,507

TOTAL HEALTH CARE		14,077,252

Industrials (9.32%)
Capital Goods (5.12%)
The Boeing Co.	7,660	805,066
Dover Corp.	11,420	978,009
General Electric Co.	47,475	1,156,966
Parker Hannifin Corp.	9,390	969,799
United Technologies Corp.	10,370	1,094,761

		5,004,601

Commercial & Professional Services (2.39%)
Equifax, Inc.	14,110	892,175
Towers Watson & Co., Class A	12,030	1,013,287
Verisk Analytics, Inc., Class A(a)	6,720	432,499

		2,337,961

Transportation (1.81%)
Hertz Global Holdings, Inc.(a)	45,455	1,164,103
United Continental Holdings, Inc.(a)	17,150	597,677

		1,761,780

TOTAL INDUSTRIALS		9,104,342

Information Technology (8.16%)
Semiconductors & Semiconductor Equipment (0.70%)
Xilinx, Inc.	14,560	679,806

Software & Services (5.29%)
Accenture PLC, Class A	9,535	703,778
eBay, Inc.(a)	10,420	538,610
Genpact, Ltd.	41,345	843,024
Oracle Corp.	20,600	666,410
Teradata Corp.(a)	8,780	519,074
VeriSign, Inc.(a)	9,770	467,397
Visa, Inc., A Shares	4,590	812,476
Yahoo! Inc.(a)	21,940	616,295

		5,167,064

	Shares	Value (Note 2)
Technology Hardware & Equipment (2.17%)
Cisco Systems, Inc.	82,960	$ 2,119,628

TOTAL INFORMATION TECHNOLOGY		7,966,498

Materials (2.18%)
Materials (2.18%)
Crown Holdings, Inc.(a)	17,855	782,585
The Dow Chemical Co.	38,358	1,344,064

TOTAL MATERIALS		2,126,649

Telecommunication Services (1.72%)
Telecommunication Services (1.72%)
AT&T, Inc.	47,645	1,680,439

TOTAL TELECOMMUNICATION SERVICES		1,680,439

Utilities (5.36%)
Utilities (5.36%)
American Electric Power Co., Inc.	21,940	1,016,919
NextEra Energy, Inc.	18,630	1,613,544
NRG Energy, Inc.	10,620	284,828
PG&E Corp.	24,700	1,133,483
Xcel Energy, Inc.	39,810	1,192,310

TOTAL UTILITIES		5,241,084

TOTAL COMMON STOCKS (Cost $65,679,694)		94,402,764

EXCHANGE TRADED FUNDS (2.09%)
Exchange Traded Funds (2.09%)
iShares® Russell 1000® Value Index Fund	23,194	2,037,129

TOTAL EXCHANGE TRADED FUNDS (Cost $1,909,724)		2,037,129

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.31%)
Money Market Fund (1.31%)
Fidelity Institutional - Money Market Portfolio, Class I	0.072%	1,282,842	1,282,842

TOTAL SHORT TERM INVESTMENTS (Cost $1,282,842)			1,282,842

Value (Note 2)
TOTAL INVESTMENTS (100.04%) (Cost $68,872,260)	$ 97,722,735

Liabilities In Excess Of Other Assets (-0.04%)	(42,339)

NET ASSETS (100.00%)	$ 97,680,396

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statements of Investments.

Clough China Fund

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (92.62%)
Basic Materials (0.87%)
Iron/Steel (0.87%)
Angang Steel Co., Ltd., Class H(a)	1,248,000	$ 690,942

TOTAL BASIC MATERIALS		690,942

Communications (16.24%)
Internet (9.04%)
Tencent Holdings, Ltd.	158,700	7,184,035

Telecommunications (7.20%)
China Mobile, Ltd.	282,000	2,999,905
VTech Holdings, Ltd.	177,600	2,718,628

		5,718,533

TOTAL COMMUNICATIONS		12,902,568

Consumer, Cyclical (19.89%)
Airlines (2.20%)
Air China, Ltd., Class H	2,590,000	1,751,852

Apparel (2.61%)
Shenzhou International Group Holdings, Ltd.	734,000	2,076,815

Auto Manufacturers (3.69%)
Dongfeng Motor Group Co., Ltd., Class H	486,000	651,305
Great Wall Motor Co., Ltd., Class H	488,000	2,277,585

		2,928,890

Auto Parts & Equipment (0.54%)
Xinyi Glass Holdings, Ltd.	466,000	426,233

Lodging (0.59%)
Sands China, Ltd.	86,800	469,135

Retail (9.16%)
Cafe de Coral Holdings, Ltd.	500,000	1,624,381
Chow Tai Fook Jewellery Group, Ltd.	445,800	568,137
Giordano International, Ltd.	476,000	471,793
Lifestyle International Holdings, Ltd.	279,000	663,648
Man Wah Holdings, Ltd.	1,888,117	2,116,000
SA SA International Holdings, Ltd.	1,840,000	1,832,521

		7,276,480

	Shares	Value (Note 2)
Textiles (1.10%)
Pacific Textile Holdings, Ltd.	732,000	$ 873,737

TOTAL CONSUMER, CYCLICAL		15,803,142

Consumer, Non-Cyclical (1.76%)
Cosmetics/Personal Care (0.61%)
Prince Frog International Holdings, Ltd.	737,000	482,519

Household Products/Wares (1.15%)
Biostime International Holdings, Ltd.	70,000	337,734
Samsonite International SA	212,553	581,740

		919,474

TOTAL CONSUMER, NON-CYCLICAL		1,401,993

Energy (9.29%)
Oil & Gas (6.56%)
China Petroleum & Chemical Corp., Class H	2,844,000	2,112,321
PetroChina Co., Ltd., Class H	2,654,000	3,100,198

		5,212,519

Oil & Gas Services (2.73%)
Anton Oilfield Services Group	1,406,000	874,429
Hilong Holding, Ltd.	2,218,000	1,297,651

		2,172,080

TOTAL ENERGY		7,384,599

Financials (24.28%)
Banks (13.84%)
Bank of China, Ltd., Class H	3,890,000	1,628,768
China Construction Bank Corp., Class H	6,011,080	4,481,865
Industrial & Commercial Bank of China, Ltd., Class H	7,437,967	4,885,326

		10,995,959

Insurance (3.13%)
AIA Group, Ltd.	526,200	2,490,683

Real Estate (6.52%)
CapitaMalls Asia, Ltd.	727,000	1,139,124
China Overseas Grand Oceans Group, Ltd.	312,000	369,920
China Resources Land, Ltd.	398,000	1,092,073
Hysan Development Co., Ltd.	269,000	1,141,408
Shimao Property Holdings, Ltd.	685,500	1,440,446

		5,182,971

	Shares	Value (Note 2)
Real Estate Management & Development (0.79%)
Wharf Holdings, Ltd.	73,000	$ 627,229

TOTAL FINANCIALS		19,296,842

Industrials (19.63%)
Airlines (1.67%)
Cathay Pacific Airways, Ltd.	718,000	1,327,477

Building Materials (3.31%)
Anhui Conch Cement Co., Ltd., Class H	529,500	1,564,719
Far East Global Group, Ltd.(a)	3,364,000	1,061,891

		2,626,610

Electrical Equipment (0.54%)
Dongfang Electric Corp., Ltd., Class H	307,400	426,749

Engineering & Construction (4.15%)
China State Construction International Holdings, Ltd.	2,070,000	3,295,752

Environmental Control (2.69%)
China Everbright International, Ltd.	2,346,000	2,135,989

Hand/Machine Tools (3.97%)
Techtronic Industries Co.	1,292,000	3,155,882

Machinery-Diversified (1.21%)
CSR Corp., Ltd., Class H	1,444,000	961,582

Miscellaneous Manufacturing (0.69%)
Sunny Optical Technology Group Co., Ltd.	551,000	550,917

Transportation (1.40%)
Orient Overseas International, Ltd.	201,500	1,116,526

TOTAL INDUSTRIALS		15,597,484

Technology (0.66%)
Computers (0.66%)
Lenovo Group, Ltd.	578,000	526,314

TOTAL TECHNOLOGY		526,314

TOTAL COMMON STOCKS (Cost $62,315,964)		73,603,884

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.29%)
Money Market Fund (3.29%)
Dreyfus Cash Management Fund, Institutional Class	0.040%	2,614,983	$2,614,983

TOTAL SHORT TERM INVESTMENTS (Cost $2,614,983)			2,614,983

TOTAL INVESTMENTS (95.91%) (Cost $64,930,947)			$76,218,867

Other Assets In Excess Of Liabilities (4.09%)			3,247,212

NET ASSETS (100.00%)			$79,466,079

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd.	- Limited.
SA	- Generally designated corporations in various countries, mostly those employing civil law.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statements of Investments.

RiverFront Conservative Income Builder Fund

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (2.06%)
Communications (0.49%)
Media (0.49%)
Time Warner, Inc.	327	$20,359

TOTAL COMMUNICATIONS		20,359

Consumer, Cyclical (0.55%)
Retail (0.55%)
Dollar Tree, Inc.(a)	433	23,231

TOTAL CONSUMER, CYCLICAL		23,231

Financials (0.50%)
Diversified Financial Services (0.50%)
Discover Financial Services	426	21,091

TOTAL FINANCIALS		21,091

Industrials (0.52%)
Electronics (0.52%)
Agilent Technologies, Inc.	492	22,007

TOTAL INDUSTRIALS		22,007

TOTAL COMMON STOCKS (Cost $78,034)		86,688

EXCHANGE TRADED FUNDS (88.55%)
Debt (52.99%)
iShares® Barclays 1-3 Year Credit Bond Fund	5,889	619,758
iShares® iBoxx $ High Yield Corporate Bond Fund	452	42,027
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3,305	346,034
PowerShares® Senior Loan Portfolio	6,329	157,909
SPDR® Barclays Capital High Yield Bond ETF	1,039	41,830
SPDR® Barclays Short Term High Yield Bond ETF	11,284	345,403
Vanguard® Short-Term Corporate Bond ETF	8,555	680,550

		2,233,511

Equity (35.56%)
First Trust Dow Jones® Select Micro-Cap Index Fund	1,630	46,439
Guggenheim S&P 500® Equal Weight Healthcare ETF	372	37,189

	Shares	Value (Note 2)
Equity (continued)
iShares® Morningstar Large-Cap Value ETF	2,114	$161,594
iShares® MSCI Canada Index Fund	1,109	30,642
iShares® MSCI EAFE Index Fund	1,394	84,156
iShares® MSCI EAFE Value ETF	793	40,594
iShares® MSCI Japan Index Fund	7,071	79,337
iShares® MSCI United Kingdom Index Fund	869	16,320
PowerShares® Buyback Achievers Portfolio	985	37,489
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	1,074	42,133
PowerShares® S&P 500® High Beta Port ETF	7,642	200,679
PowerShares® S&P 500® Low Volatility Portfolio	2,053	66,414
SPDR® S&P® Insurance ETF	464	26,248
Vanguard® FTSE® Emerging Markets ETF	912	35,641
Vanguard® FTSE® Europe ETF	4,321	223,828
Vanguard® Information Technology ETF	414	32,275
WisdomTree® Japan SmallCap Dividend Fund	630	30,227
WisdomTree® LargeCap Dividend Fund	4,945	307,826

		1,499,031

TOTAL EXCHANGE TRADED FUNDS (Cost $3,646,216)		3,732,542

EXCHANGE TRADED NOTES (3.05%)
Equity (3.05%)
Credit Suisse Cushing® 30 MLP Index ETN	2,327	68,903
ETRACS Alerian MLP Infrastructure Index ETN	1,544	59,737

		128,640

TOTAL EXCHANGE TRADED NOTES (Cost $117,114)		128,640

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.36%)
Money Market Fund (5.36%)
Dreyfus Cash Management Fund, Institutional Class	0.040%	226,090	$226,090

TOTAL SHORT TERM INVESTMENTS (Cost $226,090)			226,090

TOTAL INVESTMENTS (99.02%) (Cost $4,067,454)			$4,173,960

Other Assets In Excess Of Liabilities (0.98%)			41,257

NET ASSETS (100.00%)			$4,215,217

(a)	Non-Income Producing Security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

ETRACS - UBS AG Exchange Traded Access Securities.

FTSE - Financial Times and the London Stock Exchange.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statements of Investments.

RiverFront Dynamic Equity Income Fund

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (2.96%)
Communications (0.89%)
Media (0.89%)
Time Warner, Inc.	5,386	$335,332

TOTAL COMMUNICATIONS		335,332

Consumer, Cyclical (0.76%)
Retail (0.76%)
Dollar Tree, Inc.(a)	5,356	287,350

TOTAL CONSUMER, CYCLICAL		287,350

Financials (0.60%)
Diversified Financial Services (0.60%)
Discover Financial Services	4,610	228,241

TOTAL FINANCIALS		228,241

Industrials (0.71%)
Electronics (0.71%)
Agilent Technologies, Inc.	6,051	270,661

TOTAL INDUSTRIALS		270,661

TOTAL COMMON STOCKS
(Cost $957,547)		1,121,584

EXCHANGE TRADED FUNDS (89.54%)
Debt (16.78%)
iShares® iBoxx $ High Yield Corporate Bond Fund	4,030	374,709
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	20,892	2,187,392
PowerShares® Senior Loan Portfolio	49,670	1,239,267
SPDR® Barclays Capital High Yield Bond ETF	9,219	371,157
SPDR® Barclays Short Term High Yield Bond ETF	71,592	2,191,431

		6,363,956

Equity (72.76%)
First Trust Dow Jones® Select Micro-Cap Index Fund	29,605	843,449
Guggenheim S&P 500® Equal Weight Healthcare ETF	2,452	245,127
Guggenheim S&P 500® Equal Weight Technology ETF	5,642	383,656
iShares® Core MSCI Emerging Markets ETF	11,831	550,615

	Shares	Value (Note 2)
Equity (continued)
iShares® Morningstar Large-Cap Value ETF	24,852	$1,899,687
iShares® MSCI Canada Index Fund	12,339	340,927
iShares® MSCI EAFE Index Fund	39,490	2,384,011
iShares® MSCI EAFE Value ETF	7,218	369,489
iShares® MSCI Emerging Markets Index Fund	6,055	235,963
iShares® MSCI EMU Index Fund	8,844	312,370
iShares® MSCI Japan Index Fund	117,174	1,314,692
iShares® MSCI Pacific ex-Japan Index Fund	13,121	585,853
PowerShares® Buyback Achievers Portfolio	15,886	604,621
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	20,915	820,496
PowerShares® S&P 500® High Beta Port ETF	156,304	4,104,543
SPDR® S&P 500® ETF Trust	1,126	189,911
SPDR® S&P® Insurance ETF	4,153	234,935
Vanguard® FTSE® Europe ETF	77,788	4,029,418
Vanguard® Information Technology ETF	5,192	404,768
WisdomTree® Japan Hedged Equity Fund	9,297	419,760
WisdomTree® Japan SmallCap Dividend Fund	7,569	363,161
WisdomTree® LargeCap Dividend Fund	111,755	6,956,749

		27,594,201

TOTAL EXCHANGE TRADED FUNDS (Cost $31,988,002)		33,958,157

EXCHANGE TRADED NOTES (2.89%)
Equity (2.89%)
Credit Suisse Cushing® 30 MLP Index ETN	21,037	622,905
ETRACS Alerian MLP Infrastructure Index ETN	12,226	473,024

		1,095,929

TOTAL EXCHANGE TRADED NOTES (Cost $924,636)		1,095,929

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.03%)
Money Market Fund (4.03%)
Dreyfus Cash Management Fund, Institutional Class	0.040%	1,529,273	$ 1,529,273

TOTAL SHORT TERM INVESTMENTS (Cost $1,529,273)			1,529,273

TOTAL INVESTMENTS (99.42%) (Cost $35,399,458)			$37,704,943

Other Assets In Excess Of Liabilities (0.58%)			219,910

NET ASSETS (100.00%)			$37,924,853

(a)	Non-Income Producing Security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

EMU - European Monetary Union.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

ETRACS - UBS AG Exchange Traded Access Securities.

FTSE - Financial Times and the London Stock Exchange.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statements of Investments.

RiverFront Global Allocation Fund

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (3.96%)
Communications (0.83%)
Media (0.83%)
Time Warner, Inc.	3,499	$217,848

TOTAL COMMUNICATIONS		217,848

Consumer, Cyclical (0.75%)
Retail (0.75%)
Dollar Tree, Inc.(a)	3,652	195,930

TOTAL CONSUMER, CYCLICAL		195,930

Consumer, Non-Cyclical (0.73%)
Pharmaceuticals (0.73%)
Omnicare, Inc.	3,605	190,308

TOTAL CONSUMER, NON-CYCLICAL		190,308

Financials (0.50%)
Diversified Financial Services (0.50%)
Discover Financial Services	2,671	132,241

TOTAL FINANCIALS		132,241

Industrials (1.15%)
Electronics (0.50%)
Agilent Technologies, Inc.	2,950	131,953

Miscellaneous Manufacturing (0.65%)
Danaher Corp.	2,523	169,899

TOTAL INDUSTRIALS		301,852

TOTAL COMMON STOCKS (Cost $868,882)		1,038,179

EXCHANGE TRADED FUNDS (88.93%)
Debt (7.67%)
iShares® Barclays 1-3 Year Credit Bond Fund	4,446	467,897
PowerShares® Senior Loan Portfolio	40,013	998,325
Vanguard® Short-Term Corporate Bond ETF	6,862	545,872

		2,012,094

Equity (81.26%)
First Trust Dow Jones® Internet Index Fund(a)	3,128	154,023

	Shares	Value (Note 2)
Equity (continued)
First Trust Dow Jones® Select Micro-Cap Index Fund	30,646	$873,108
Guggenheim S&P 500® Equal Weight Healthcare ETF	1,779	177,847
Guggenheim S&P 500® Equal Weight Technology ETF	3,879	263,772
iShares® Core MSCI Emerging Markets ETF	11,292	525,530
iShares® Morningstar Large-Cap Value ETF	15,434	1,179,775
iShares® MSCI ACWI ex U.S. Index Fund	10,582	450,370
iShares® MSCI Canada Index Fund	14,900	411,687
iShares® MSCI EAFE Index Fund	30,539	1,843,639
iShares® MSCI EAFE Value ETF	4,957	253,749
iShares® MSCI Emerging Markets Index Fund	9,223	359,420
iShares® MSCI EMU Index Fund	8,014	283,054
iShares® MSCI Germany Index Fund	19,508	513,255
iShares® MSCI Japan Index Fund	99,747	1,119,161
iShares® MSCI Pacific ex-Japan Index Fund	10,734	479,273
iShares® MSCI Switzerland Index Fund	9,139	272,799
iShares® MSCI United Kingdom Index Fund	11,538	216,684
iShares® S&P SmallCap 600® Index Fund	7,526	726,259
Market Vectors® Oil Service ETF	2,859	128,198
PowerShares® Buyback Achievers Portfolio	11,062	421,020
Powershares® DWA Technical Leaders Portfolio	16,906	555,024
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	9,835	385,827
PowerShares® S&P 500® High Beta Port ETF	112,588	2,956,561
SPDR® S&P 500® ETF Trust	2,458	414,566
SPDR® S&P® Insurance ETF	3,333	188,548
SPDR® S&P® Semiconductor ETF	2,500	142,025
Vanguard® FTSE® Europe ETF	45,579	2,360,992
Vanguard® Large-Cap ETF	17,606	1,361,648
Vanguard® MSCI EAFE ETF	28,073	1,051,334
Wilshire Micro-Cap ETF	28,025	676,243
WisdomTree® Japan Hedged Equity Fund	7,294	329,324

	Shares	Value (Note 2)
Equity (continued)
WisdomTree® Japan SmallCap Dividend Fund	5,246	$251,703

		21,326,418

TOTAL EXCHANGE TRADED FUNDS (Cost $21,428,127)		23,338,512

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.45%)
Money Market Fund (6.45%)
Dreyfus Cash Management Fund, Institutional Class	0.040%	1,693,869	1,693,869

TOTAL SHORT TERM INVESTMENTS (Cost $1,693,869)			1,693,869

TOTAL INVESTMENTS (99.34%) (Cost $23,990,878)			$26,070,560

Other Assets In Excess Of Liabilities (0.66%)			173,993

NET ASSETS (100.00%)			$26,244,553

(a)	Non-Income Producing Security.

Common Abbreviations:

ACWI - All Country World Index.

DWA - Dorsey Wright & Associates.

EAFE - Europe, Australia, and Far East.

EMU - European Monetary Union.

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statements of Investments.

RiverFront Global Growth Fund

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (4.67%)
Communications (1.07%)
Media (1.07%)
Time Warner, Inc.	10,127	$630,507

TOTAL COMMUNICATIONS		630,507

Consumer, Cyclical (0.75%)
Retail (0.75%)
Dollar Tree, Inc.(a)	8,181	438,911

TOTAL CONSUMER, CYCLICAL		438,911

Consumer, Non-Cyclical (0.83%)
Pharmaceuticals (0.83%)
Omnicare, Inc.	9,304	491,158

TOTAL CONSUMER, NON-CYCLICAL		491,158

Financials (0.58%)
Diversified Financial Services (0.58%)
Discover Financial Services	6,886	340,926

TOTAL FINANCIALS		340,926

Industrials (1.44%)
Electronics (0.70%)
Agilent Technologies, Inc.	9,192	411,158

Miscellaneous Manufacturing (0.74%)
Danaher Corp.	6,468	435,555

TOTAL INDUSTRIALS		846,713

TOTAL COMMON STOCKS (Cost $2,269,748)		2,748,215

EXCHANGE TRADED FUNDS (89.66%)
Equity (89.66%)
First Trust Dow Jones® Internet Index Fund(a)	9,562	470,833
First Trust Dow Jones® Select Micro-Cap Index Fund	84,515	2,407,841
Guggenheim S&P 500® Equal Weight Healthcare ETF	4,555	455,363
Guggenheim S&P 500® Equal Weight Technology ETF	8,615	585,820
iShares® Core MSCI Emerging Markets ETF	24,711	1,150,050
iShares® Morningstar Large-Cap Value ETF	32,027	2,448,144

	Shares	Value (Note 2)
Equity (continued)
iShares® MSCI ACWI ex U.S. Index Fund	23,269	$990,329
iShares® MSCI All Country Asia ex Japan Index Fund	8,178	457,068
iShares® MSCI Canada Index Fund	38,919	1,075,332
iShares® MSCI EAFE Index Fund	43,609	2,632,675
iShares® MSCI EAFE Value ETF	11,039	565,086
iShares® MSCI Emerging Markets Index Fund	37,883	1,476,301
iShares® MSCI EMU Index Fund	27,816	982,461
iShares® MSCI Germany Index Fund	55,887	1,470,387
iShares® MSCI Japan Index Fund	236,978	2,658,893
iShares® MSCI Pacific ex-Japan Index Fund	31,156	1,391,115
iShares® MSCI Switzerland Index Fund	20,197	602,881
iShares® MSCI United Kingdom Index Fund	24,293	456,223
iShares® S&P SmallCap 600® Index Fund	18,202	1,756,493
Market Vectors® Oil Service ETF	9,626	431,630
PowerShares® Buyback Achievers Portfolio	24,949	949,559
Powershares® DWA Technical Leaders Portfolio	37,715	1,238,183
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	28,974	1,136,650
PowerShares® S&P 500® High Beta Port ETF	273,151	7,172,945
SPDR® S&P® Insurance ETF	10,511	594,607
SPDR® S&P® Semiconductor ETF	5,485	311,603
Vanguard® FTSE® Emerging Markets ETF	22,562	881,723
Vanguard® FTSE® Europe ETF	139,746	7,238,843
Vanguard® Information Technology ETF	7,880	614,325
Vanguard® Large-Cap ETF	28,261	2,185,706
Vanguard® MSCI EAFE ETF	66,634	2,495,443
Wilshire Micro-Cap ETF	68,918	1,662,991
WisdomTree® Japan Hedged Equity Fund	28,720	1,296,708
WisdomTree® Japan SmallCap Dividend Fund	11,567	554,985

		52,799,196

TOTAL EXCHANGE TRADED FUNDS (Cost $46,379,889)		52,799,196

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.31%)
Money Market Fund (5.31%)
Dreyfus Cash Management Fund, Institutional Class	0.040%	3,129,569	$3,129,569

TOTAL SHORT TERM INVESTMENTS (Cost $3,129,569)			3,129,569

TOTAL INVESTMENTS (99.64%) (Cost $51,779,206)			$58,676,980

Other Assets In Excess Of Liabilities (0.36%)			214,677

NET ASSETS (100.00%)			$58,891,657

(a)	Non-Income Producing Security.

Common Abbreviations:

ACWI - All Country World Index.

DWA - Dorsey Wright & Associates.

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

EMU - European Monetary Union.

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statements of Investments.

RiverFront Moderate Growth & Income Fund

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (2.72%)
Communications (0.72%)
Media (0.72%)
Time Warner, Inc.	13,767	$857,133

TOTAL COMMUNICATIONS		857,133

Consumer, Cyclical (0.77%)
Retail (0.77%)
Dollar Tree, Inc.(a)	17,029	913,606

TOTAL CONSUMER, CYCLICAL		913,606

Financials (0.61%)
Diversified Financial Services (0.61%)
Discover Financial Services	14,727	729,134

TOTAL FINANCIALS		729,134

Industrials (0.62%)
Electronics (0.62%)
Agilent Technologies, Inc.	16,387	732,990

TOTAL INDUSTRIALS		732,990

TOTAL COMMON STOCKS (Cost $2,787,227)		3,232,863

EXCHANGE TRADED FUNDS (90.31%)
Debt (34.65%)
iShares® Barclays 1-3 Year Credit Bond Fund	82,818	8,715,766
iShares® iBoxx $ High Yield Corporate Bond Fund	12,802	1,190,330
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	71,682	7,505,106
PowerShares® Senior Loan Portfolio	175,554	4,380,072
SPDR® Barclays Capital High Yield Bond ETF	29,272	1,178,491
SPDR® Barclays Short Term High Yield Bond ETF	244,457	7,482,829
Vanguard® Short-Term Corporate Bond ETF	134,842	10,726,681

		41,179,275

Equity (55.66%)
First Trust Dow Jones® Select Micro-Cap Index Fund	69,844	1,989,863
Guggenheim S&P 500® Equal Weight Healthcare ETF	13,874	1,386,984

	Shares	Value (Note 2)
Equity (continued)
Guggenheim S&P 500® Equal Weight Technology ETF	17,968	$1,221,824
iShares® Morningstar Large-Cap Value ETF	88,373	6,755,232
iShares® MSCI Canada Index Fund	31,405	867,720
iShares® MSCI EAFE Index Fund	42,923	2,591,262
iShares® MSCI EAFE Value ETF	27,274	1,396,156
iShares® MSCI Japan Index Fund	301,893	3,387,239
iShares® MSCI United Kingdom Index Fund	50,119	941,235
PowerShares® Buyback Achievers Portfolio	50,830	1,934,590
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	45,435	1,782,415
PowerShares® S&P 500® High Beta Port ETF	347,464	9,124,405
PowerShares® S&P 500® Low Volatility Portfolio	101,197	3,273,723
SPDR® S&P® Insurance ETF	15,437	873,271
Vanguard® FTSE® Europe ETF	156,740	8,119,132
Vanguard® Information Technology ETF	16,468	1,283,845
WisdomTree® Japan Hedged Equity Fund	21,988	992,758
WisdomTree® Japan SmallCap Dividend Fund	18,032	865,175
WisdomTree® LargeCap Dividend Fund	278,901	17,361,587

		66,148,416

TOTAL EXCHANGE TRADED FUNDS (Cost $102,499,459)		107,327,691

EXCHANGE TRADED NOTES (3.12%)
Equity (3.12%)
Credit Suisse Cushing® 30 MLP Index ETN	77,236	2,286,958
ETRACS Alerian MLP Infrastructure Index ETN	36,828	1,424,875

		3,711,833

TOTAL EXCHANGE TRADED NOTES (Cost $3,220,959)		3,711,833

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.13%)
Money Market Fund (4.13%)
Dreyfus Cash Management Fund, Institutional Class	0.040%	4,913,226	$4,913,226

TOTAL SHORT TERM INVESTMENTS (Cost $4,913,226)			4,913,226

TOTAL INVESTMENTS (100.28%) (Cost $113,420,871)			$119,185,613

Liabilities In Excess Of Other Assets (-0.28%)			(338,280)

NET ASSETS (100.00%)			$118,847,333

(a)	Non-Income Producing Security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

ETRACS - UBS AG Exchange Traded Access Securities.

FTSE - Financial Times and the London Stock Exchange.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statements of Investments.

Notes to Quarterly

Statements of Investments

July 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2013, the Trust had 28 registered funds. This quarterly report describes the following funds; ALPS | Alerian MLP Infrastructure Index Fund, ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, formally known as Jefferies Asset Management Commodity Strategy Allocation Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Disciplined Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”).

ALPS | Alerian MLP Infrastructure Index Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. ALPS | Kotak India Growth Fund seeks to achieve long-term capital appreciation. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | WMC Disciplined Value Fund seeks long-term capital appreciation; dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Conservative Income Builder Fund seeks to provide current income and potential for that income to grow over time, primarily through investments in fixed-income securities, including high- and low-grade corporate debt, with the balance of the Fund (typically 20%-50%) invested in a diversified basket of dividend-paying stocks, including small-and mid-cap domestic and foreign securities. The RiverFront Dynamic Equity Income Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Global Growth Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Moderate Growth & Income Fund has two primary investment objectives; (1) seeks to provide a level of current income that exceeds the average yield on U.S. stocks in general and; (2) to provide a growing stream of income over the years.

The classes of each fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. If the benefits of the Treaty are denied or if the Portfolio is held to have a permanent establishment in India, gains derived by the Portfolio due to the sale of securities, may be subject to taxation in India. India’s Finance Act of 2012 had introduced legislation on General Anti-Avoidance Rules (“GAAR”) into the Act which contain treaty override provisions. The GAAR may be used by the Indian tax authorities to declare any arrangement whose main purpose or one of the main purposes is to obtain a tax benefit, as an “impermissible avoidance arrangement”. Originally, GAAR was to be effective from April 1, 2012; however, subsequent to the 2013 amendments introduced to the Finance Act, GAAR has been deferred until April 1, 2015.

Basis of Consolidation for the ALPS | CoreCommodity Management

CompleteCommoditiesSM Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31 2013, net assets of the CoreCommodity Fund were $301,003,421, of which $54,908,366.47, or 18.24%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost; unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2013:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Alerian MLP Infrastructure Index Fund
Master Limited Partnerships Shares(a)	$4,244,557	$–	$–	$4,244,557
Short Term Investments	37,990	–	–	37,990

Total	$4,282,547	$–	$–	$4,282,547

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$116,410,011	$–	$–	$116,410,011
Exchange Traded Funds	5,617,585	–	–	5,617,585
Warrants	34	–	–	34
Government Bonds	–	162,610,322	–	162,610,322

Purchased Call Options	91,617	–	–	91,617
Short Term Investments	8,796,226	–	–	8,796,226

Total	$130,915,473	$162,610,322	$–	$293,525,795

Other Financial Instruments
Assets
Futures Contracts	$1,045,210	$–	$–	$1,045,210
Total Return Swap Contracts	–	5,592,945	–	5,592,945
Liabilities
Futures Contracts	(3,563,410)	–	–	(3,563,410)
Written Options	(645,670)	–	–	(645,670)
Total Return Swap Contracts	–	(683,975)	–	(683,975)

Total	$(3,163,870)	$4,908,970	$–	$(1,745,100)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$69,910	$797,733	$–	$867,643
Consumer Staples	187,924	655,857	–	843,781
Energy	49,775	526,138	–	575,913
Financials	72,237	1,573,548	–	1,645,785
Health Care	–	533,942	–	533,942
Industrials	232,936	233,530	–	466,466
Information Technology	65,424	880,576	–	946,000
Materials	63,883	253,483	–	317,366
Telecommunication Services	–	129,612	–	129,612
Utilities	–	126,674	–	126,674

Total	$742,089	$5,711,093	$–	$6,453,182

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Common Stocks(a)	$275,376,428	$–	$–	$275,376,428
Short Term Investments	3,690,286	–	–	3,690,286

Total	$279,066,714	$–	$–	$279,066,714

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Disciplined Value Fund
Common Stocks(a)	$94,402,764	$–	$–	$94,402,764
Exchange Traded Funds	2,037,129	–	–	2,037,129
Short Term Investments	1,282,842	–	–	1,282,842

Total	$97,722,735	$–	$–	$97,722,735

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks(a)	$–	$73,603,884	$–	$73,603,884

Short Term Investments	2,614,983	–	–	2,614,983

Total	$2,614,983	$73,603,884	$–	$76,218,867

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Conservative Income Builder Fund
Common Stocks(a)	$86,688	$–	$–	$86,688
Exchange Traded Funds(a)	3,732,542	–	–	3,732,542
Exchange Traded Notes(a)	128,640	–	–	128,640
Short Term Investments	226,090	–	–	226,090

Total	$4,173,960	$–	$–	$4,173,960

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Dynamic Equity Income Fund
Common Stocks(a)	$1,121,584	$–	$–	$1,121,584
Exchange Traded Funds(a)	33,958,157	–	–	33,958,157
Exchange Traded Notes(a)	1,095,929	–	–	1,095,929
Short Term Investments	1,529,273	–	–	1,529,273

Total	$37,704,943	$–	$–	$37,704,943

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Allocation Fund
Common Stocks(a)	$1,038,179	$–	$–	$1,038,179
Exchange Traded Funds(a)	23,338,512	–	–	23,338,512
Short Term Investments	1,693,869	–	–	1,693,869

Total	$26,070,560	$–	$–	$26,070,560

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Growth Fund
Common Stocks(a)	$2,748,215	$–	$–	$2,748,215
Exchange Traded Funds(a)	52,799,196	–	–	52,799,196
Short Term Investments	3,129,569	–	–	3,129,569

Total	$58,676,980	$–	$–	$58,676,980

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Moderate Growth & Income Fund
Common Stocks(a)	$3,232,863	$–	$–	$3,232,863
Exchange Traded Funds(a)	107,327,691	–	–	107,327,691
Exchange Traded Notes(a)	3,711,833	–	–	3,711,833
Short Term Investments	4,913,226	–	–	4,913,226

Total	$119,185,613	$–	$–	$119,185,613

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2013, the Funds did not have any transfers between Level 1 and Level 2 securities, except the ALPS | Kotak India Growth Fund, which had securities with a total market value of $530,436, transfer from Level 2 to Level 1 due to the Fund’s utilization of a fair valuation service with respect to international securities with an earlier market closing than the Fund’s net asset computation cutoff on April 30, 2013. The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Treasury Inflation Protected-Securities: The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Master Limited Partnerships: MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Short Sales: Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. During the three months ended July 31, 2013, the Funds did not engage in short sales activity; therefore, there were no outstanding shorts sale positions at the period end.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

3. DERIVATIVE INSTRUMENTS

As a part of their principal investment strategy, ALPS | Kotak India Growth Fund and ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund permits the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. The other funds including ALPS | Alerian MLP Infrastructure Index Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Disciplined Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: The CoreCommodity Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the CoreCommodity Fund and/or the termination value at the end of the contract.

Therefore, the CoreCommodity Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk.

The CoreCommodity Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The CoreCommodity Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the CoreCommodity Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses.

The CoreCommodity Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at July 31, 2013 are disclosed after the Statement of Investments.

The number of swap contracts held at July 31, 2013 is representative of the swap contract activity for the three months ended July 31, 2013.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of July 31, 2013, the CoreCommodity Fund had futures contracts outstanding with a net unrealized depreciation of $2,518,200. The number of futures contracts held at July 31, 2013 is representative of futures contracts activity during the three months ended July 31, 2013.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Written option activity for the three months ended July 31, 2013 was as follows:

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	Written Call Options		Written Put Options
	Number of Contracts	Contract Premium	Number of Contracts	Contract Premium
Outstanding, at the beginning of year ended April 30, 2013	-	$ -	-	$ -
Options Written	1,371	268,306	870	220,050
Options Closed	-	-	-	-
Options Exercised	-	-	-	-
Options Expired	(300)	(43,481)	-	-
Outstanding, at the period ended July 31, 2013	1,071	$224,825	870	$220,050

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Alerian MLP Infrastructure Index Fund	$768,909	$(15,595)	$753,314	$3,529,233
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	15,124,917	(27,921,168)	(12,796,251)	306,322,046
ALPS | Kotak India Growth Fund	619,661	(1,661,776)	(1,042,115)	7,495,297
ALPS | Red Rocks Listed Private Equity Fund	56,003,146	(2,000,245)	54,002,901	225,063,813
ALPS | WMC Disciplined Value Fund	29,224,245	(380,581)	28,843,664	68,879,071
Clough China Fund	11,259,183	(1,716,012)	9,543,171	66,675,696
RiverFront Conservative Income Builder Fund	111,026	(12,727)	98,299	4,075,661
RiverFront Dynamic Equity Income Fund	2,461,993	(169,069)	2,292,924	35,412,019
RiverFront Global Allocation Fund	2,211,980	(141,459)	2,070,521	24,000,039
RiverFront Global Growth Fund	7,192,466	(306,508)	6,885,958	51,791,022
RiverFront Moderate Growth & Income Fund	6,040,689	(298,334)	5,742,355	113,443,258

ASPEN MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2013 (UNAUDITED)

	Principal Amount/ Shares	Value (Note 2)
GOVERNMENT BONDS (4.84%)
U.S. TREASURY NOTES (4.84%)
0.250%, 04/30/2014	$6,495,000	$6,501,722

TOTAL GOVERNMENT BONDS

(Cost $6,500,568)		6,501,722

SHORT TERM INVESTMENTS (38.67%)
MONEY MARKET FUND (6.27%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.010%	8,414,596	8,414,596

U.S. TREASURY BILLS (32.40%)
0.036%, 08/01/2013(a)	$6,750,000	6,750,000
0.073%, 10/10/2013(a)	6,750,000	6,749,670
0.054%, 10/17/2013(a)	10,000,000	9,999,520
0.056%, 01/09/2014(a)	10,000,000	9,997,320
0.089%, 04/03/2014(a)	10,000,000	9,995,410

		43,491,920

TOTAL SHORT TERM INVESTMENTS (Cost $51,903,904)		51,906,516

TOTAL INVESTMENTS (43.51%) (Cost $58,404,472)		$58,408,238

Other Assets In Excess Of Liabilities (56.49%)		75,819,255	(b)

NET ASSETS (100.00%)		$134,227,493

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At July 31, 2013, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Corn Future	Short	298	09/16/2013	$(7,435,100)	$286,123
Gold 100 Oz Future	Short	36	12/30/2013	(4,726,800)	7,128
Heating Oil Future	Long	20	09/03/2013	2,566,200	2,801
Soybean Future	Short	119	09/16/2013	(7,436,013)	68,743
Equity Contracts
FTSE® 100 Index Future	Long	91	09/23/2013	9,086,157	78,755
S&P 500® E-Mini Future	Long	159	09/23/2013	13,359,975	154,803
Fixed Income Contracts
Canadian 10 Year Bond Future	Short	236	09/20/2013	(30,226,658)	366,906
Euro-Bund Future	Short	107	09/09/2013	(20,266,057)	8,251
Long Gilt Future	Short	117	09/27/2013	(20,055,617)	94,196
U.S. 10 Year Treasury Note Future	Short	238	09/20/2013	(30,092,125)	244,690
Foreign Currency Contracts
Australian Dollar Currency Future	Short	358	09/17/2013	(32,141,240)	90,352
Euro FX Currency Future	Long	195	09/17/2013	32,513,813	75,111

				$(94,853,465)	$1,477,859

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Copper Future	Short	64	09/27/13	$(4,989,600)	$(43,358)
Silver Future	Short	50	09/27/13	(4,907,000)	(116,256)
Sugar No. 11 (World) Future	Short	260	10/01/13	(4,941,664)	(98,938)
WTI Crude Future	Long	72	08/21/13	7,562,160	(59,304)

Equity Contracts
Euro STOXX 50® Index Future	Long	246	09/23/13	9,019,476	(2,514)
Nikkei 225 Index Future	Long	195	09/13/13	13,338,000	(238,515)

Foreign Currency Contracts
Canadian Dollar Currency Future	Short	224	09/18/13	(21,828,800)	(195,599)
Japanese Yen Currency Future	Short	85	09/17/13	(10,870,438)	(257,784)

				$(17,617,866)	$(1,012,268)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

FX - Foreign

No. - Number

Oz - Ounce

S&P - Standard and Poor’s

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Notes to Quarterly Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2013, the Trust had 28 registered funds. This quarterly report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Managed Futures Strategy Fund offers Class A and Class I shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Basis of Consolidation for the Aspen Futures Fund, Ltd.

Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of July 31, 2013, net assets of the Fund were $134,227,493, of which $26,732,093 or 19.92% represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and subsidiary in preparation of the financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2013:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds	$–	$6,501,722	$–	$6,501,722
Short Term Investments	8,414,596	43,491,920	–	51,906,516

TOTAL	$8,414,596	$49,993,642	$–	$58,408,238

Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$364,795	$–	$–	$364,795
Equity Contracts	233,558	–	–	233,558
Fixed Income Contracts	714,043	–	–	714,043
Foreign Currency Contracts	165,463	–	–	165,463
Liabilities:
Futures Contracts
Commodity Contracts	(317,856)	–	–	(317,856)
Equity Contracts	(241,029)	–	–	(241,029)
Foreign Currency Contracts	(453,383)	–	–	(453,383)

TOTAL	$465,591	$–	$–	$465,591

The Fund recognizes transfers between levels as of the end of the period. For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. For the period ended July 31, 2013, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. DERIVATIVE INSTRUMENTS

The Fund uses derivatives (including futures) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

•	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•

Fixed Income Risk: When the Fund invests in fixed-income securities or derivatives, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Fund. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

•

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Consolidated Statements of Assets and Liabilities as an asset (liability) and in the Consolidated Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Fund and the Subsidiary is reduced. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Aspen Managed Futures Strategy Fund
Gross appreciation (excess of value over tax cost)	$325,970
Gross depreciation (excess of tax cost over value)	(322,204)
Net unrealized appreciation/depreciation	$3,766
Cost of investments for income tax purposes	$58,404,472

DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2013 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (71.79%)
CONSUMER DISCRETIONARY (22.68%)
Auto & Auto Parts (1.29%)
Gentex Corp.	40,600	$916,748

Commercial Services (1.53%)
Corporate Executive Board Co.	16,025	1,080,566

Consumer Products (6.44%)
Ethan Allen Interiors, Inc.	38,444	1,167,544
Garmin Ltd.	21,938	879,275
Ralph Lauren Corp.	7,831	1,425,712
Select Comfort Corp.(a)	47,461	1,084,484

		4,557,015

Consumer Services (0.19%)
Nutrisystem, Inc.	10,757	134,570

Leisure (2.04%)
The Cheesecake Factory, Inc.	12,350	524,134
Royal Caribbean Cruises Ltd.	24,100	917,969

		1,442,103

Media (0.86%)
DreamWorks Animation SKG, Inc. - Class A(a)	24,587	608,774

Retail (10.33%)
Cabela’s, Inc.(a)	30,900	2,120,976
Limited Brands, Inc.	32,905	1,835,112
TJX Cos., Inc.	64,425	3,352,677

		7,308,765

TOTAL CONSUMER DISCRETIONARY		16,048,541

CONSUMER, NON-CYCLICAL (0.65%)
Biotechnology (0.65%)
Myriad Genetics, Inc.(a)	15,600	462,852

TOTAL CONSUMER, NON-CYCLICAL		462,852

ENERGY (1.95%)
Energy Equipment & Services (1.32%)
Noble Corp.	24,507	936,168

Oil & Gas (0.63%)
Ultra Petroleum Corp.(a)	20,625	446,531

TOTAL ENERGY		1,382,699

	Shares	Value (Note 2)
FINANCIAL SERVICES (3.94%)
Banks (0.72%)
TCF Financial Corp.	33,325	$507,873

Consumer Finance & Credit Services (1.96%)
FactSet Research Systems, Inc.	12,694	1,385,931

Investment Banking & Brokerage (1.26%)
E*Trade Financial Corp.(a)	25,796	384,361
Janus Capital Group, Inc.	54,225	508,088

		892,449

TOTAL FINANCIAL SERVICES		2,786,253

HEALTH CARE (6.00%)
Medical Equipment & Services (4.98%)
Edwards Lifesciences Corp.(a)	25,950	1,852,311
Intuitive Surgical, Inc.(a)	1,762	683,656
Varian Medical Systems, Inc.(a)	13,675	991,437

		3,527,404

Medical Specialties (0.97%)
Align Technology, Inc.(a)	15,950	686,488

Pharmaceuticals & Biotech (0.05%)
Incyte Corp. Ltd.(a)	1,400	32,774

TOTAL HEALTH CARE		4,246,666

INDUSTRIALS (0.81%)
Machinery-Diversified (0.81%)
Graco, Inc.	8,200	572,196

TOTAL INDUSTRIALS		572,196

PRODUCER DURABLES (10.91%)
Commercial Services (0.62%)
Paychex, Inc.	11,075	436,798

Machinery (2.55%)
Middleby Corp.(a)	10,093	1,806,041

Manufacturing & Production (2.99%)
Eaton Corp. PLC	30,714	2,117,730

Scientific Instruments & Services (2.69%)
Brady Corp. - Class A	11,100	369,297
Trimble Navigation Ltd.(a)	53,750	1,534,025

		1,903,322

Transportation & Freight (2.06%)
JetBlue Airways Corp.(a)	69,825	456,656
Landstar System, Inc.	18,550	1,002,813

		1,459,469

TOTAL PRODUCER DURABLES		7,723,360

	Shares	Value (Note 2)
TECHNOLOGY (23.51%)
Computers (0.67%)
IHS, Inc. - Class A(a)	4,275	$469,310
Imation Corp.(a)	800	3,744

		473,054

Electronics (7.08%)
ARM Holdings PLC ADR	19,062	765,339
Microchip Technology, Inc.	18,150	721,281
Open Text Corp.	23,556	1,661,405
Plexus Corp.(a)	53,225	1,861,278

		5,009,303

Information Technology (13.34%)
Akamai Technologies, Inc.(a)	30,775	1,452,580
Apple, Inc.	1,193	539,832
Autodesk, Inc.(a)	35,350	1,251,037
Dolby Laboratories, Inc. - Class A	13,475	443,193
Intuit, Inc.	38,625	2,468,910
Seagate Technology PLC	46,812	1,915,079
Yahoo!, Inc.(a)	48,825	1,371,494

		9,442,125

Telecommunications (2.42%)
Aviat Networks, Inc.(a)	43,500	115,275
Plantronics, Inc.	24,875	1,156,439
ViaSat, Inc.(a)	6,569	438,743

		1,710,457

TOTAL TECHNOLOGY		16,634,939

UTILITIES (1.34%)
Utilities (1.34%)
tw telecom, Inc.(a)	31,725	944,770

TOTAL UTILITIES		944,770

TOTAL COMMON STOCKS (Cost $40,280,231)		50,802,276

	Principal Amount	Value (Note 2)
ASSET/MORTGAGE BACKED SECURITIES (0.29%)
Government National Mortgage Association, Series 2005-93
5.500% 12/20/2034	$190,000	203,494

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $209,606)		203,494

CORPORATE BONDS (24.51%)
Affiliated Computer Services, Inc.
5.125% 06/01/2015	120,000	127,529
Alliant Energy Corp.
4.000% 10/15/2014	228,000	236,132
Ameren Illinois Co.
9.750% 11/15/2018	164,000	221,406

	Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)
American Express Co.
5.500% 09/12/2016	$180,000	$201,234
Anheuser-Busch InBev Worldwide, Inc.
5.375% 01/15/2020	218,000	252,181
Arizona Public Service Co.
8.750% 03/01/2019	187,000	241,163
AT&T, Inc.
5.500% 02/01/2018	415,000	477,323
BB&T Corp.
5.700% 04/30/2014	200,000	207,663
BP Capital Markets PLC
3.125% 10/01/2015	190,000	199,263
Burlington Northern Santa Fe LLC
4.875% 01/15/2015	222,000	235,138
CenterPoint Energy Resources Corp.
4.500% 01/15/2021	124,000	134,542
Coca-Cola HBC Finance BV
5.500% 09/17/2015	223,000	240,260
Comcast Cable Communications Holdings, Inc.
9.455% 11/15/2022	164,000	233,276
Commonwealth Edison Co.
5.800% 03/15/2018	110,000	128,764
The Connecticut Light & Power Co., Series 09-A
5.500% 02/01/2019	115,000	133,511
Consolidated Edison Co. of New York, Inc.
7.125% 12/01/2018	384,000	481,409
Corporacion Andina de Fomento
5.750% 01/12/2017	1,000	1,113
8.125% 06/04/2019	184,000	230,522
CSX Corp.
7.375% 02/01/2019	105,000	130,149
The Dayton Power & Light Co.
5.125% 10/01/2013	156,000	157,064
Diageo Capital PLC
5.750% 10/23/2017	416,000	481,388
Dominion Resources, Inc.
2.250% 09/01/2015	765,000	786,506
Duke Energy Progress, Inc.
5.125% 09/15/2013	134,000	134,691
Emerson Electric Co.
5.000% 04/15/2019	133,000	151,097
Energy Transfer Partners LP
9.700% 03/15/2019	102,000	132,768
Enterprise Products Operating LLC
3.700% 06/01/2015	215,000	225,943
Fluor Corp.
3.375% 09/15/2021	133,000	131,767
General Electric Capital Corp.
5.875% 01/14/2038	230,000	253,095
Hewlett-Packard Co.
3.750% 12/01/2020	155,000	153,166
International Business Machines Corp.
7.625% 10/15/2018	372,000	475,444
Johnson & Johnson
5.850% 07/15/2038	186,000	226,978
Joy Global, Inc.
6.000% 11/15/2016	431,000	486,913

	Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)
JPMorgan Chase & Co.
3.700% 01/20/2015	$422,000	$438,842
Lockheed Martin Corp.
4.250% 11/15/2019	218,000	238,882
Lubrizol Corp.
8.875% 02/01/2019	159,000	211,587
McDonald’s Corp.
6.300% 03/01/2038	173,000	221,813
Merck & Co., Inc
5.950% 12/01/2028	107,000	129,939
MetLife, Inc.
6.750% 06/01/2016	170,000	196,369
Mondelez International, Inc.
5.375% 02/10/2020	223,000	251,917
National Rural Utilities Cooperative Finance Corp.
10.375% 11/01/2018	342,000	472,304
Nevada Power Co.
7.125% 03/15/2019	174,000	217,469
News America, Inc.
6.900% 03/01/2019	117,000	142,014
Nisource Finance Corp.
6.800% 01/15/2019	117,000	138,169
Noble Energy, Inc.
8.250% 03/01/2019	188,000	239,108
Ohio Power Co., Series M
5.375% 10/01/2021	195,000	221,523
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	183,000	229,063
ONEOK Partners LP
6.150% 10/01/2016	345,000	392,903
The Pepsi Bottling Group, Inc., Series B
7.000% 03/01/2029	159,000	203,818
Plains All American Pipeline LP / Plains All American Finance Corp.
3.950% 09/15/2015	21,000	22,351
8.750% 05/01/2019	155,000	202,069
PSEG Power LLC
5.320% 09/15/2016	440,000	490,641
Republic Services, Inc.
5.500% 09/15/2019	121,000	137,870
Rio Tinto Finance USA Ltd.
9.000% 05/01/2019	166,000	216,845
Royal Bank of Scotland Group PLC, Series 1
9.118% Perpetual Maturity (b)	3,000	3,053
Safeway, Inc.
5.625% 08/15/2014	33,000	34,571
Sempra Energy
6.500% 06/01/2016	430,000	492,168
The Southern Co., Series A
2.375% 09/15/2015	913,000	942,108
TCI Communications, Inc.
8.750% 08/01/2015	691,000	796,228
Texas Gas Transmission LLC
4.600% 06/01/2015	185,000	194,829
TransCanada PipeLines Ltd.
7.250% 08/15/2038	181,000	236,345
Unilever Capital Corp.
4.800% 02/15/2019	120,000	136,446

	Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)
United Parcel Service, Inc.
6.200% 01/15/2038	$175,000	$217,986
United Technologies Corp.
5.375% 12/15/2017	179,000	206,726
US Bank
3.778% 04/29/2020 (c)	227,000	237,473
4.800% 04/15/2015	71,000	75,735
Viacom, Inc.
4.250% 09/15/2015	464,000	495,946
Wal-Mart Stores, Inc.
6.200% 04/15/2038	183,000	227,562
Waste Management, Inc.
7.375% 03/11/2019	102,000	123,516

TOTAL CORPORATE BONDS (Cost $17,407,816)		17,345,586

FOREIGN GOVERNMENT BONDS (1.04%)
Israel Government AID Bonds
5.500% 12/04/2023	184,000	221,384
Israel Government AID Bonds, Zero Coupon, Series 8-Z
02/15/2020	68,000	58,852
Province of Ontario Canada
0.950% 05/26/2015	230,000	231,747
Province of Quebec Canada, Series NN
7.125% 02/09/2024	176,000	227,085

TOTAL FOREIGN GOVERNMENT BONDS (Cost $758,079)		739,068

GOVERNMENT & AGENCY OBLIGATIONS (0.30%)
Tennessee Valley Authority, Series B
4.700% 07/15/2033	55,000	58,092
U.S. Treasury Bonds
4.250% 08/15/2013	3,000	3,005
4.750% 05/15/2014	75,000	77,729
6.500% 11/15/2026	28,000	38,883
U.S. Treasury Notes
4.500% 11/15/2015	16,000	17,494
4.500% 02/15/2016	13,000	14,323

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $217,205)		209,526

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.70%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.01%	1,202,250	1,202,250

TOTAL SHORT TERM INVESTMENTS (Cost $1,202,250)			1,202,250

Value (Note 2)
TOTAL INVESTMENTS (99.63%) (Cost $60,075,187)	$70,502,200

Other Assets In Excess Of Liabilities (0.37%)	265,155

NET ASSETS (100.00%)	$70,767,355

(a)	Non-Income Producing Security.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Common Abbreviations:

ADR - American Depository Receipt.

AID - Agency for International Development.

BV - Besloten Vennootschap.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

July 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2013, the Trust had 28 registered funds. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk. The Fund pursues its investment objective by normally investing approximately 60% of its assets in equity securities and approximately 40% in fixed-income securities and cash equivalent.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2013:

The Disciplined Growth Investors Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$50,802,276	$–	$–	$50,802,276
Asset/Mortgage Backed Securities	–	203,494	–	203,494
Corporate Bonds	–	17,345,586	–	17,345,586
Foreign Government Bonds	–	739,068	–	739,068
Government & Agency Obligations	–	209,526	–	209,526
Short Term Investments	1,202,250	–	–	1,202,250
TOTAL	$52,004,526	$18,497,674	$–	$70,502,200

(a)For detailed descriptions of the underlying industries, see accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the year ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. For the year ended July 31, 2013, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$11,437,345
Gross depreciation (excess of tax cost over value)	(1,010,332)
Net unrealized appreciation	$10,427,013
Cost of investments for income tax purposes	$60,075,187

Schedule of Investments

Emerald Banking and Finance Fund

July 31, 2013 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.00%
Consumer Discretionary: 0.76%
Leisure Equipment & Products: 0.76%
35,000	Diamond Resorts International, Inc.(a)	$536,550

Financial Services: 96.24%
Asset Management & Custodian: 1.03%
1,000	Artisan Partners Asset Management, Inc. (a)	53,000
50,000	Silvercrest Asset Management Group, Inc., Class A(a)	680,000
		733,000

Banks: Diversified: 74.96%
35,729	Access National Corp.	544,153
25,432	American Business Bank(a)	745,158
54,320	Ameris Bancorp(a)	1,045,660
31,650	Atlas Financial Holdings, Inc.(a)	326,311
60,968	Bank of the Ozarks, Inc.	2,913,051
23,780	BankUnited, Inc.	719,107
26,770	Bofl Holding, Inc.(a)	1,452,272
28,500	Bridge Bancorp, Inc.	611,040
18,290	Bryn Mawr Bank Corp.	511,388
32,620	California Republic Bancorp(a)	642,614
132,670	Camco Financial Corp.(a)	575,788
15,510	Capital Bank Financial Corp., Class A(a)	296,241
37,140	Cardinal Financial Corp.	607,610
17,704	Center Bancorp, Inc.	266,799
34,580	Central Valley Community Bancorp	344,417
7,571	Citizens Financial Services, Inc.	357,730
124,563	CoBiz Financial, Inc.	1,250,613
45,280	ConnectOne Bancorp, Inc.(a)	1,442,621
922	Consumers Bancorp, Inc.	14,383
19,926	Cortland Bancorp	199,260
77,229	CU Bancorp(a)	1,370,815
75,505	Customers Bancorp, Inc.(a)	1,264,709
48,390	Eagle Bancorp, Inc.(a)	1,271,205
19,720	East West Bancorp, Inc.	607,968
4,400	Enterprise Financial Services Corp.	81,532
8,450	Evans Bancorp, Inc.	164,859
92,135	EverBank Financial Corp.	1,429,935
104,453	Farmers National Banc Corp.	655,965
25,125	First Business Financial Services, Inc.	827,366
6,140	First Community Bancshares, Inc.	97,994
21,150	First Financial Bankshares, Inc.	1,303,897
21,682	First Financial Holdings, Inc.	1,202,050
13,070	First Internet Bancorp	320,999
50,000	First NBC Bank Holding Co.(a)	1,308,000
26,150	First of Long Island Corp.	940,877
7,630	FirstMerit Corp.	171,065
65,930	Flagstar Bancorp, Inc.(a)	1,081,252

Shares		Value (Note 2)
Banks: Diversified (continued)
22,506	Guaranty Bancorp	$282,225
90,567	Heritage Oaks Bancorp(a)	602,271
50,540	Home BancShares, Inc.	1,380,753
16,003	HopFed Bancorp, Inc.	177,793
57,383	Horizon Bancorp	1,375,470
59,296	Howard Bancorp, Inc.(a)	489,192
15,250	Independent Bank Corp.	567,910
53,000	Independent Bank Group, Inc.(a)	1,843,340
34,233	Investors Bancorp, Inc.	759,973
27,563	Lakeland Financial Corp.	869,613
14,927	Meridian Interstate Bancorp, Inc.(a)	305,406
17,510	Meta Financial Group, Inc.	515,144
12,669	MidSouth Bancorp, Inc.	206,505
31,740	Monarch Financial Holdings, Inc.	347,236
6,320	NBT Bancorp, Inc.	142,642
52,180	Northeast Bancorp	526,496
6,224	Oak Valley Bancorp(a)	48,796
72,933	Old Line Bancshares, Inc.	953,964
6,700	Old National Bancorp	96,547
10,392	Orrstown Financial Services, Inc.(a)	153,906
111,732	Pacific Premier Bancorp, Inc.(a)	1,455,868
36,870	PacWest Bancorp	1,305,935
22,050	Park Sterling Corp.(a)	147,735
16,002	Peoples Bancorp, Inc.	359,885
14,460	Pinnacle Financial Partners, Inc.(a)	411,821
10,450	Prosperity Bancshares, Inc.	616,759
5,909	QCR Holdings, Inc.	92,476
12,860	Renasant Corp.	352,364
18,620	Republic Bancorp, Inc., Class A	487,285
37,500	Shore Bancshares, Inc.(a)	297,000
16,680	Signature Bank(a)	1,527,054
20,188	Southern National Bancorp of Virginia, Inc.	200,063
8,750	State Bank Financial Corp.	139,650
20,220	Sterling Financial Corp.	536,437
22,286	Susquehanna Bancshares, Inc.	296,404
18,008	SVB Financial Group(a)	1,570,658
3,490	Texas Capital Bancshares, Inc.(a)	158,760
7,520	Tompkins Financial Corp.	339,378
17,500	Tristate Capital Holdings, Inc.(a)	234,150
124,973	United Community Financial Corp.(a)	577,375
7,963	ViewPoint Financial Group, Inc.	171,762
30,000	Virginia Heritage Bank(a)	480,000
24,349	Washington Banking Co.	354,278
22,657	Western Alliance Bancorp(a)	401,709
24,650	Xenith Bankshares, Inc.(a)	138,040
		53,264,732

Banks: Savings, Thrift & Mortgage: 5.82%
41,600	Banc of California, Inc.	612,352
6,500	Berkshire Hills Bancorp, Inc.	169,650
48,225	Capitol Federal Financial, Inc.	608,117
32,875	Elmira Savings Bank	737,386
12,500	Flushing Financial Corp.	237,000

Shares		Value (Note 2)
Banks: Savings, Thrift & Mortgage (continued)
14,850	Heritage Financial Corp.	$235,967
3,300	Hingham Institution for Savings	237,171
11,680	Home Bancorp, Inc.(a)	213,160
48,820	Provident New York Bancorp	529,697
7,809	Teche Holding Co.	356,325
8,830	Territorial Bancorp, Inc.	200,794
		4,137,619

Commercial Finance & Mortgage: 1.08%
41,410	Walker & Dunlop, Inc.(a)	763,600

Consumer Lending: 0.72%
27,087	Tree.com, Inc.	511,673

Diversified Financial Services: 1.21%
13,960	Evercore Partners, Inc., Class A	661,983
11,145	Provident Financial Holdings, Inc.	195,038
		857,021

Financial Data & Systems: 1.17%
15,022	Cass Information Systems, Inc.	829,365

Insurance: Property-Casualty: 2.21%
20,028	Amtrust Financial Services, Inc.	833,766
98,165	United Insurance Holdings Corp.	737,219
		1,570,985

Real Estate Investment Trusts (REITs): 8.04%
8,720	American Campus Communities, Inc.	334,935
20,000	Armada Hoffler Properties, Inc.	217,400
35,023	Campus Crest Communities, Inc.	397,511
44,538	CapitalSource, Inc.	538,910
21,230	CubeSmart	343,926
27,780	DiamondRock Hospitality Co.	269,466
63,190	Glimcher Realty Trust, REIT	710,255
44,350	Hersha Hospitality Trust, Priority A Shares	260,334
16,870	PennyMac Mortgage Investment Trust	372,490
28,010	Physicians Realty Trust(a)	322,115
5,060	Saul Centers, Inc.	229,623
90,210	Summit Hotel Properties, Inc., REIT	912,925
5,290	Tanger Factory Outlet Centers, Inc.	171,555
22,180	Urstadt Biddle Properties, Inc., Class A	468,442
10,250	Whitestone, Class B	165,845
		5,715,732

	Total Common Stocks (Cost $49,327,390)	68,920,277

Shares		Value (Note 2)
SHORT TERM INVESTMENTS: 3.28%
	Dreyfus Government Cash Management Fund - Institutional Class
2,330,218	0.010% (7-Day Yield)	$2,330,218

	Total Short Term Investments (Cost $2,330,218)	2,330,218

	Total Investments: 100.28% (Cost $51,657,608)	71,250,495

	Liabilities In Excess Of Other Assets: (0.28)%	(195,606)

	Net Assets: 100.00%	$71,054,889

(a)	Non-income producing security.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Growth Fund

July 31, 2013 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.40%
Consumer Discretionary: 21.67%
40,458	BJ’s Restaurants, Inc.(a)	$1,441,923
110,930	Black Diamond, Inc.(a)	1,147,016
40,038	Carmike Cinemas, Inc.(a)	733,496
154,817	Christopher & Banks Corp.(a)	1,058,948
29,419	Chuy’s Holdings, Inc.(a)	1,038,197
52,093	Diversified Restaurant Holdings, Inc.(a)	371,423
102,910	Fifth & Pacific Cos., Inc.(a)	2,451,316
41,499	Five Below, Inc.(a)	1,612,651
68,831	Francesca’s Holdings Corp.(a)	1,711,139
13,661	Hibbett Sports, Inc.(a)	801,218
56,850	HomeAway, Inc.(a)	1,711,753
98,663	Hovnanian Enterprises, Inc., Class A(a)	527,847
28,587	Jack in the Box, Inc.(a)	1,146,053
24,088	Lithia Motors, Inc., Class A	1,571,501
20,535	Lumber Liquidators Holdings, Inc.(a)	1,988,199
7,845	Mattress Firm Holding Corp.(a)	320,468
36,969	Meritage Homes Corp.(a)	1,673,217
77,851	Multimedia Games Holding Co., Inc(a)	2,724,006
36,075	Penske Automotive Group, Inc.	1,341,268
29,728	Red Robin Gourmet Burgers, Inc.(a)	1,690,929
12,544	Restoration Hardware Holdings, Inc.(a)	838,190
99,633	Sinclair Broadcast Group, Inc., Class A	2,810,647
136,276	Standard Pacific Corp.(a)	1,114,738
44,029	Taylor Morrison Home Corp., Class A(a)	1,066,823
66,933	Tile Shop Holdings, Inc.(a)	1,902,905
47,382	Tilly’s, Inc., Class A(a)	695,568
		35,491,439

Consumer Staples: 1.03%
48,601	Female Health Co.	446,157
16,175	GNC Holdings, Inc., Class A	853,717
24,112	PhotoMedex, Inc.(a)	383,863
		1,683,737

Energy: 5.36%
16,957	Approach Resources, Inc.(a)	449,191
26,303	Delek US Holdings, Inc.	795,666
57,979	Diamondback Energy, Inc.(a)	2,213,638
100,125	Global Geophysical Services, Inc.(a)	439,549
31,555	Gulfport Energy Corp.(a)	1,678,726
418,943	Magnum Hunter Resources Corp.(a)	1,604,551
83,578	Rex Energy Corp.(a)	1,603,862
		8,785,183

Financial Services: 11.11%
40,414	Amtrust Financial Services, Inc.	1,682,435
69,562	Bank of the Ozarks, Inc.	3,323,672
19,017	Blackhawk Network Holdings, Inc.(a)	464,015
14,334	Cardinal Financial Corp.	234,504

Shares		Value (Note 2)
Financial Services (continued)
103,491	CoBiz Financial, Inc.	$1,039,050
40,404	EverBank Financial Corp.	627,070
34,616	Evercore Partners, Inc., Class A	1,641,491
12,912	Financial Engines, Inc.	616,419
71,394	Glimcher Realty Trust, REIT	802,468
38,384	Health Insurance Innovations, Inc., Class A(a)	465,598
118,203	Howard Bancorp, Inc.(a)	975,175
45,359	Pacific Premier Bancorp, Inc.(a)	591,028
89,944	Summit Hotel Properties, Inc., REIT	910,233
30,001	SVB Financial Group(a)	2,616,687
20,176	Texas Capital Bancshares, Inc.(a)	917,806
69,920	Walker & Dunlop, Inc.(a)	1,289,325
		18,196,976

Health Care: 26.04%
35,318	Abaxis, Inc.	1,486,888
82,441	Acadia Healthcare Co., Inc.(a)	3,039,600
93,366	Achillion Pharmaceuticals, Inc.(a)	666,633
20,255	Aegerion Pharmaceuticals, Inc.(a)	1,855,155
199,931	Akorn, Inc.(a)	2,837,021
57,845	Alnylam Pharmaceuticals, Inc.(a)	2,670,704
139,964	BioScrip, Inc.(a)	2,274,415
61,439	Cambrex Corp.(a)	900,081
61,141	Celldex Therapeutics, Inc.(a)	1,252,168
47,141	Cepheid, Inc.(a)	1,643,807
24,752	Exact Sciences Corp.(a)	339,597
39,180	Greatbatch, Inc.(a)	1,481,004
16,940	Incyte Corp., Ltd.(a)	396,565
43,549	Infinity Pharmaceuticals, Inc.(a)	922,368
71,997	Insys Therapeutics, Inc.(a)	1,229,709
6,600	Intercept Pharmaceuticals, Inc.(a)	308,946
46,057	Isis Pharmaceuticals, Inc.(a)	1,328,744
21,560	Jazz Pharmaceuticals PLC(a)	1,627,996
59,365	LipoScience, Inc.(a)	376,968
35,631	MWI Veterinary Supply, Inc.(a)	5,065,659
115,187	NanoString Technologies, Inc.(a)	1,049,354
168,013	NPS Pharmaceuticals, Inc.(a)	3,025,914
38,934	Omnicell, Inc.(a)	821,507
38,924	Portola Pharmaceuticals, Inc.(a)	894,473
86,737	Regulus Therapeutics, Inc.(a)	879,513
47,046	Sarepta Therapeutics, Inc.(a)	1,741,643
17,976	Synageva BioPharma Corp.(a)	864,646
108,842	Verastem, Inc.(a)	1,663,106
		42,644,184

Information Technology: 0.83%
54,780	Ciena Corp.(a)	1,208,447
5,000	RetailMeNot, Inc.(a)	142,250
		1,350,697

Materials & Processing: 5.48%
19,080	Acuity Brands, Inc.	1,650,420
48,853	Apogee Enterprises, Inc.	1,307,306

Shares		Value (Note 2)
Materials & Processing (continued)
25,585	Boise Cascade Co.(a)	$676,979
77,238	Trex Co., Inc(a)	3,656,447
66,875	USG Corp.(a)	1,680,569
		8,971,721

Producer Durables: 9.61%
4,795	Chart Industries, Inc.(a)	545,191
29,803	FARO Technologies, Inc.(a)	1,094,664
57,811	H&E Equipment Services, Inc.	1,320,403
12,292	Middleby Corp.(a)	2,199,530
84,747	Roadrunner Transportation Systems, Inc.(a)	2,561,902
101,353	Spirit Airlines, Inc.(a)	3,349,717
11,620	Tidewater, Inc.	685,464
18,028	Triumph Group, Inc.	1,414,477
41,800	Wesco Aircraft Holdings, Inc.(a)	818,026
23,100	WESCO International, Inc.(a)	1,750,518
		15,739,892

Technology: 15.34%
21,485	3D Systems Corp.(a)	1,014,737
64,090	Aruba Networks, Inc.(a)	1,139,520
134,940	Brightcove, Inc.(a)	1,379,087
37,106	Cavium, Inc.(a)	1,356,595
64,380	Cyan, Inc.(a)	668,264
66,611	EPAM Systems, Inc.(a)	1,928,388
14,155	Gigamon, Inc.(a)	506,183
34,150	Guidewire Software, Inc.(a)	1,494,404
76,158	Infoblox, Inc.(a)	2,490,367
74,704	Inphi Corp.(a)	871,049
25,549	IPG Photonics Corp.	1,555,934
120,489	Ixia, Inc.(a)	1,674,797
106,854	Jive Software, Inc.(a)	1,433,981
19,815	Microsemi Corp.(a)	488,638
15,160	Proofpoint, Inc.(a)	407,956
50,957	QLIK Technologies, Inc.(a)	1,595,973
43,791	Rally Software Development Corp.(a)	1,234,468
125,261	Saba Software, Inc.(a)	1,252,610
3,354	Textura Corp.(a)	101,157
16,640	Ultimate Software Group, Inc.(a)	2,251,392
20,905	Uni-Pixel, Inc.(a)	277,618
		25,123,118

Utilities: 0.93%
168,187	8x8, Inc.(a)	1,523,774
		1,523,774
	Total Common Stocks (Cost $110,053,447)	159,510,721

Shares		Value (Note 2)
WARRANTS: 0.00%(b)
22,283	Magnum Hunter Resources Corp., Strike Price $10.50 (expiring 10/14/13)(a)(c)	$1,161

	Total Warrants (Cost $0)	1,161

SHORT TERM INVESTMENTS: 2.61%
	Dreyfus Government Cash Management Fund - Institutional Class
4,276,711	0.010% (7-Day Yield)	4,276,711

	Total Short Term Investments (Cost $4,276,711)	4,276,711
	Total Investments: 100.01% (excluding investments purchased with cash collateral from securities loaned) (Cost $114,330,158)	163,788,593

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.01%
22,051	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.080% (7 Day Yield)(d)	22,051

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $22,051)	22,051

	Total Investments: 100.02% (Cost $114,352,209)	163,810,644

	Liabilities In Excess Of Other Assets: (0.02)%	(38,588)

	Net Assets: 100.00%	$163,772,056

(a)	Non-income producing security.
(b)	Less than 0.0005% of Net Assets.
(c)	Security, or portion of security, is currently on loan.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 2).

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments

July 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of July 31, 2013, the Trust had 28 registered funds. This quarterly report describes the Emerald Banking and Finance Fund and Emerald Growth Fund (each a “Fund” and collectively, the “Funds”). Prior to March 16, 2012, the Emerald Banking and Finance Fund was known as the Forward Banking and Finance Fund and the Emerald Growth Fund was known as the Forward Growth Fund. Effective March 13, 2012, the Board of Trustees (the “Board”) approved changing the fiscal year end of the Funds from December 31 to April 30.

The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective and invests primarily in equity securities of companies principally engaged in the banking or financial services industries.

The Emerald Growth Fund seeks to achieve long-term growth through capital appreciation and invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds as of July 31, 2013.

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks
Asset Management & Custodian	$733,000	$–	$–	$733,000
Banks: Diversified	52,305,931	958,801	–	53,264,732
Banks: Savings, Thrift & Mortgage	4,137,619	–	–	4,137,619
Commercial Finance & Mortgage	763,600	–	–	763,600
Consumer Lending	511,673	–	–	511,673
Diversified Financial Services	857,021	–	–	857,021
Financial Data & Systems	829,365	–	–	829,365
Insurance: Property-Casualty	1,570,985	–	–	1,570,985
Leisure Equipment & Products	536,550	–	–	536,550
Real Estate Investment Trusts (REITs)	5,715,732	–	–	5,715,732
Short Term Investments	2,330,218	–	–	2,330,218
TOTAL	$70,291,694	$958,801	$–	$71,250,495
(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$159,510,721	$–	$–	$159,510,721
Warrants	1,161	–	–	1,161
Short Term Investments	4,276,711	–	–	4,276,711
Investments Purchased with Cash Collateral From Securities Loaned	22,051	–	–	22,051
TOTAL	$163,810,644	$–	$–	$163,810,644
(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2013, the Emerald Banking and Finance Fund had securities with market values of $213,643 transfer from Level 1 to Level 2 due to the Fund’s use of closing market prices. For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 securities in the Emerald Growth Fund.

For the period ended July 31, 2013, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

Lending of Portfolio Securities: Prior to March 16, 2012, each Fund from time to time had lent portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans were secured by collateral in the form of cash that was equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. Each Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of July 31, 2013, the Emerald Growth Fund had securities on loan valued at $1,161 and received cash collateral with a value of $22,051. The current security on loan (Magnum Hunter Resources Corp. Warrants) is held at the custodian Brown Brothers Harriman & Co. (“BBH”), and the warrants are due to expire on October 14, 2013. Once the warrant expires, BBH can recall and transfer the current quantity to Union Bank of California, the current custodian to the Funds.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
Emerald Banking and Finance Fund	$51,680,048	$19,773,745	$(203,298)	$19,570,447
Emerald Growth Fund	$114,478,862	$52,155,867	$(2,824,085)	$49,331,782

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (90.88%)
Australia (4.95%)
ALS, Ltd.	89,322	$681,639
Countplus, Ltd.	315,836	511,002
Magellan Financial Group, Ltd.	1,444,045	15,056,602
The Reject Shop, Ltd.	55,390	815,518
Sirtex Medical, Ltd.	71,900	805,905
Super Retail Group, Ltd.	191,257	2,169,526
Webjet, Ltd.	279,300	1,167,380

		21,207,572

Belgium (1.92%)
Melexis NV	349,934	8,207,397

Brazil (2.74%)
All America Latina Logistica SA	358,300	1,385,235
Banco ABC Brasil SA	251,919	1,321,792
Banco Daycoval SA	1,162,000	4,135,902
CETIP SA - Mercados Organizados	288,688	2,914,277
Tegma Gestao Logistica	206,000	1,995,573

		11,752,779

Britain (9.55%)
Abcam PLC	147,565	1,061,813
Bank of Georgia Holdings PLC	52,000	1,408,078
Blinkx PLC(a)	2,848,694	5,677,020
Bovis Homes Group PLC	168,094	2,044,438
Brammer PLC	474,279	2,848,127
Clinigen Group PLC	2,083,800	11,095,003
CVS Group PLC	81,680	262,803
Fidessa Group PLC	12,120	369,675
Halma PLC	86,296	729,909
Hunting PLC	158,000	1,992,576
N Brown Group PLC	201,580	1,588,476
Premier Oil PLC	561,255	3,079,709
Robert Walters PLC	208,500	745,379
RPS Group PLC	1,731,684	5,950,976
Ted Baker PLC	43,070	1,248,168
Ultra Electronics Holdings PLC	29,735	821,461

		40,923,611

Canada (4.25%)
Atrium Innovations, Inc.(a)	29,705	426,877
Gildan Activewear, Inc.	19,770	882,345
Gran Tierra Energy, Inc.(a)	595,275	3,660,941
Halogen Software, Inc.(a)	115,600	1,688,248
Home Capital Group, Inc.	70,664	4,307,539
Pan American Silver Corp.	10,725	136,060
Richelieu Hardware, Ltd.	66,055	2,781,500
SEMAFO, Inc.	141,725	249,754
ShawCor, Ltd.	51,145	2,298,064
Stantec, Inc.	30,264	1,399,611

		Value
	Shares	(Note 2)
Canada (continued)
TransGlobe Energy Corp.(a)	54,540	$363,742

		18,194,681

China (3.73%)
Airtac International Group	197,950	1,122,222
China Medical System Holdings, Ltd.	4,667,427	4,212,696
Golden Eagle Retail Group, Ltd.	443,000	651,168
NQ Mobile, Inc., ADR(a)	229,000	3,698,350
O2Micro International, Ltd., ADR(a)	526,550	1,695,491
Pacific Online, Ltd.	3,598,853	1,577,712
Parkson Retail Group, Ltd.	950,000	377,276
Tao Heung Holdings, Ltd.	1,800,000	1,373,975
WuXi PharmaTech Cayman, Inc., ADR(a)	57,000	1,265,400

		15,974,290

France (1.00%)
Audika Groupe(a)	40,667	432,812
Neurones	45,508	547,903
Prodware(a)	163,600	1,567,050
Sartorius Stedim Biotech	5,513	832,436
Thermador Groupe	11,192	900,803

		4,281,004

Germany (2.88%)
Bertrandt AG	26,555	3,052,652
CompuGroup Medical AG	83,265	2,035,987
Gerry Weber International AG	23,300	1,043,522
Nexus AG	144,500	1,874,109
Softing AG	63,599	921,394
Wirecard AG	111,085	3,428,549

		12,356,213

Hong Kong (1.72%)
Far East Horizon, Ltd.	2,540,000	1,653,902
Le Saunda Holdings, Ltd.	3,038,600	1,046,091
Magic Holdings International, Ltd.	5,500,000	3,262,159
Trinity, Ltd.	1,285,000	414,217
Vitasoy International Holdings, Ltd.	803,483	984,203

		7,360,572

India (1.45%)
Bajaj Corp., Ltd.	224,496	899,756
Crisil, Ltd.	64,200	1,249,052
KPIT Cummins Infosystems, Ltd.	497,100	1,030,907
Mahindra & Mahindra Financial Services, Ltd.	491,100	1,887,107
MakeMyTrip, Ltd.(a)	79,300	1,125,267

		6,192,089

Indonesia (1.24%)
Arwana Citramulia Tbk PT	16,772,000	1,354,489
Lippo Cikarang Tbk PT(a)	3,183,000	1,951,146
Ultrajaya Milk Industry & Trading Co. Tbk PT	4,428,000	2,024,967

		5,330,602

		Value
	Shares	(Note 2)
Ireland (0.99%)
Beazley PLC	624,400	$2,094,473
Kentz Corp., Ltd.	327,400	2,143,652

		4,238,125

Israel (0.70%)
Caesar Stone Sdot Yam, Ltd.(a)	31,700	1,028,348
Camtek, Ltd.(a)	114,351	271,012
SodaStream International, Ltd.(a)	25,800	1,679,064

		2,978,424

Japan (3.79%)
AIT Corp.	17,400	222,143
Benefit One, Inc.	920	1,595,506
CMIC Co., Ltd.	53,220	1,032,765
Create SD Holdings Co., Ltd.	39,900	1,452,799
CyberAgent, Inc.	623	1,455,851
GCA Savvian Corp.	173,000	1,583,168
Hiday Hidaka Corp.	62,500	1,313,706
Kakaku.com, Inc.	27,000	936,217
Seria Co., Ltd.	40,000	1,278,725
Toridoll Corp.	75,000	775,202
Trancom Co., Ltd.	122,770	3,599,966
Watts Co., Ltd.	89,500	1,004,601

		16,250,649

Luxembourg (0.58%)
L’Occitane International SA	1,105,153	2,479,455

Malaysia (2.19%)
Aeon Credit Service M Bhd	405,080	2,275,141
Berjaya Food Bhd	1,793,000	978,302
JobStreet Corp. Bhd	377,600	476,074
Kossan Rubber Industries	196,400	351,147
My EG Services Bhd	4,371,500	2,452,568
Padini Holdings Bhd	4,037,650	2,203,033
Uzma Bhd	537,500	646,193

		9,382,458

Mexico (0.49%)
Genomma Lab Internacional SAB de CV, Class B(a)	897,000	2,102,615

Norway (0.50%)
Opera Software ASA	261,200	2,127,613

Philippines (0.74%)
Security Bank Corp.	956,700	3,172,112

Russia (0.66%)
Highland Gold Mining, Ltd.	144,690	140,321
MD Medical Group Investments PLC, GDR(b)	40,900	654,400
QIWI PLC, ADR	70,500	2,023,350

		2,818,071

	Shares	Value (Note 2)
Singapore (1.86%)
ARA Asset Management, Ltd.	722,888	$1,046,633
Breadtalk Group, Ltd.	1,488,625	1,124,507
CSE Global, Ltd.	1,410,550	915,689
Goodpack, Ltd.	971,800	1,162,321
Parkson Retail Asia, Ltd.	1,155,000	1,408,703
Petra Foods, Ltd.	590,000	1,880,238
Riverstone Holdings, Ltd.	946,350	450,519

		7,988,610

South Africa (1.14%)
Clicks Group, Ltd.	128,785	749,304
Ellies Holdings, Ltd.	310,000	240,697
EOH Holdings, Ltd.	153,300	916,801
Foschini Group, Ltd.	69,035	703,960
Super Group, Ltd.(a)	959,307	2,268,576

		4,879,338

South Korea (3.45%)
Able C&C Co., Ltd.	20,300	672,194
Daum Communications Corp.	23,500	1,834,524
Duksan Hi-Metal Co., Ltd.(a)	19,600	416,103
Handsome Co., Ltd.	30,000	741,038
Hy-Lok Corp.	237,000	5,052,540
Koh Young Technology, Inc.	51,410	1,468,955
Kolao Holdings	37,600	1,044,235
KONA@I Co., Ltd.	60,000	1,949,396
Korean Reinsurance Co.	26,700	263,809
LG Fashion Corp.	40,350	989,512
MKTrend Co., Ltd.	39,340	351,930

		14,784,236

Sweden (1.15%)
AddTech AB, Class B	50,409	2,014,612
HIQ International AB	176,304	927,752
Indutrade AB	35,564	1,265,827
Moberg Pharma AB(a)	125,940	705,232

		4,913,423

Taiwan (2.59%)
Cub Elecparts, Inc.	155,000	503,977
Global Mixed Mode Technology, Inc.	278,000	742,594
Leadtrend Technology Corp.	238,000	341,684
Pacific Hospital Supply Co.	450,150	1,621,270
Polyronics Tech Corp.	902,200	1,663,804
Power Mate Technology Co., Ltd.	100,000	133,894
Richtek Technology Corp.	274,200	1,115,582
Sporton International, Inc.	951,086	2,898,946
Taiwan Hon Chuan Enterprise Co., Ltd.	371,000	823,991
Test Research, Inc.	944,708	1,263,328

		11,109,070

Thailand (0.68%)
Coastal Energy Co. (Toronto Exchange)(a)	92,000	1,277,305

	Shares	Value (Note 2)
Thailand (continued)
Premier Marketing PCL	5,145,000	$1,635,551

		2,912,856

Turkey (1.07%)
Albaraka Turk Katilim Bankasi AS(a)	1,530,683	1,446,912
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	778,000	1,072,993
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(a)	417,000	1,064,067
TAV Havalimanlari Holding AS	160,000	1,004,158

		4,588,130

United Arab Emirates (0.12%)
Aramex PJSC	755,100	524,232

United States (32.75%)
Abaxis, Inc.	67,130	2,826,173
ABIOMED, Inc.(a)	102,500	2,570,700
Allegiant Travel Co.	13,555	1,319,986
Amsurg Corp.(a)	38,230	1,495,175
Ares Capital Corp.	139,047	2,473,646
Astronics Corp.(a)	42,200	1,667,322
Big 5 Sporting Goods Corp.	43,650	884,786
Cardica, Inc.(a)	600,000	708,000
Cardtronics, Inc.(a)	47,450	1,397,877
Cempra, Inc.(a)	263,300	2,306,508
Colony Financial, Inc., REIT	80,800	1,638,624
Computer Task Group, Inc.	62,000	1,153,200
Covance, Inc.(a)	21,132	1,743,390
CRA International, Inc.(a)	88,473	1,693,373
Diamond Hill Investment Group, Inc.	15,482	1,602,852
Dice Holdings, Inc.(a)	264,100	2,289,747
Ellie Mae, Inc.(a)	110,200	2,595,210
EPAM Systems, Inc.(a)	105,500	3,054,225
ExamWorks Group, Inc.(a)	43,050	1,045,254
ExlService Holdings, Inc.(a)	65,000	1,820,000
First Cash Financial Services, Inc.(a)	48,800	2,605,920
First Republic Bank	51,005	2,202,906
Grand Canyon Education, Inc.(a)	41,300	1,396,766
ICU Medical, Inc.(a)	15,600	1,118,364
Integrated Silicon Solution, Inc.(a)	149,600	1,790,712
Jones Energy, Inc., Class A(a)	181,400	2,550,484
KEYW Holding Corp.(a)	76,600	982,778
Knight Transportation, Inc.	126,595	2,148,317
Linear Technology Corp.	28,870	1,170,967
Littelfuse, Inc.	37,500	2,999,625
LSB Industries, Inc.(a)	39,000	1,282,320
Manitex International, Inc.(a)	143,500	1,655,990
Manning & Napier, Inc.	332,850	5,974,658
Market Leader, Inc.(a)	3,000	35,130
MarketAxess Holdings, Inc.	59,900	3,096,830
Maxim Integrated Products, Inc.	67,375	1,926,925
MaxLinear, Inc., Class A(a)	285,000	1,975,050
Meridian Bioscience, Inc.	61,900	1,530,787
Mesa Laboratories, Inc.	1,500	97,890

	Shares	Value (Note 2)
United States (continued)
Micrel, Inc.	202,475	$2,148,260
Microchip Technology, Inc.	80,745	3,208,806
Misonix, Inc.(a)	74,200	382,872
Mitcham Industries, Inc.(a)	65,000	1,100,450
Myriad Genetics, Inc.(a)	31,095	922,589
Navigant Consulting, Inc.(a)	164,410	2,206,382
NorthStar Realty Finance Corp., REIT	147,900	1,449,420
Nu Skin Enterprises, Inc., Class A	64,300	5,378,052
Pegasystems, Inc.	60,750	2,180,925
Perficient, Inc.(a)	116,196	1,586,075
Pericom Semiconductor Corp.(a)	276,614	2,116,097
Polypore International, Inc.(a)	53,150	2,231,769
Portfolio Recovery Associates, Inc.(a)	8,455	1,262,416
Power Integrations, Inc.	71,675	3,952,876
RealPage, Inc.(a)	76,000	1,532,160
Redwood Trust, Inc., REIT	109,000	1,846,460
Resources Connection, Inc.	134,775	1,792,508
RG Barry Corp.	80,200	1,389,866
Roadrunner Transportation Systems, Inc.(a)	266,200	8,047,226
Robert Half International, Inc.	34,105	1,270,070
SEI Investments Co.	56,200	1,776,482
Silicon Laboratories, Inc.(a)	46,140	1,802,228
Sonus Networks, Inc.(a)	329,600	1,127,232
Staar Surgical Co.(a)	120,500	1,266,455
Syntel, Inc.	7,000	502,460
Tilly’s, Inc., Class A(a)	341,846	5,018,299
Trimas Corp.(a)	47,600	1,762,628
Unilife Corp.(a)	222,400	627,168
Universal Truckload Services, Inc.	141,143	3,891,313
Vocera Communications, Inc.(a)	94,500	1,368,360
Volterra Semiconductor Corp.(a)	65,435	986,105
WageWorks, Inc.(a)	41,000	1,384,570

		140,347,046

TOTAL COMMON STOCKS (Cost $319,212,573)		389,377,273

EXCHANGE TRADED FUNDS (1.00%)
Market Vectors® India Small-Cap Index ETF	14,616	382,354
WisdomTree® India Earnings Fund	251,018	3,915,881

TOTAL EXCHANGE TRADED FUNDS (Cost $5,171,902)		4,298,235

RIGHTS (0.00%)(c)
Australia (0.00%)(c)
ALS, Ltd., Rights, Strike Price 7.80 AUD (expiring 08/02/13)(a)	8,120	5,036

TOTAL RIGHTS (Cost $0)		5,036

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.55%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class (7 Day Yield 0.000%)(d)	28,057,493	$28,057,493

TOTAL SHORT TERM INVESTMENTS (Cost $28,057,493)		28,057,493

TOTAL INVESTMENTS (98.43%) (Cost $352,441,968)		$421,738,037

Assets In Excess Of Other Liabilities (1.57%)		6,744,006

NET ASSETS (100.00%)		$428,482,043

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2013, the aggregate market value of those securities was $715,750, representing 0.20% of net assets.
(c)	Less than 0.005% of net assets.
(d)	Less than 0.0005% 7 Day Yield.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

AUD - Australian Dollar.

Bhd - Berhad is the Malaysian term for public limited company.

ETF - Exchange Traded Fund.

GDR - Global Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL - Public Company Limited.

PLC - Public Limited Company.

PJSC - Public Joint Stock Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine country sub-classifications for reporting ease. Countries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (87.39%)
Australia (4.97%)
ALS, Ltd.	114,486	$873,672
Countplus, Ltd.	664,752	1,075,525
CTI Logistics, Ltd.	38,234	63,578
Magellan Financial Group, Ltd.	1,478,067	15,411,339
Medical Developments International, Ltd.	567,600	698,958
The Reject Shop, Ltd.	80,395	1,183,672
Sirtex Medical, Ltd.	78,000	874,278
Super Retail Group, Ltd.	155,348	1,762,192
Webjet, Ltd.	355,318	1,485,109

		23,428,323

Belgium (1.77%)
Melexis NV	356,090	8,351,781

Brazil (3.67%)
All America Latina Logistica SA	518,600	2,004,976
Banco ABC Brasil SA	306,848	1,609,999
Banco Daycoval SA	1,300,300	4,628,152
Brazil Fast Food Corp.(a)	10,500	149,625
CETIP SA - Mercados Organizados	492,895	4,975,726
Even Construtora e Incorporadora SA	539,000	2,005,878
Tegma Gestao Logistica	199,300	1,930,668

		17,305,024

Britain (11.61%)
Abcam PLC	240,010	1,727,006
Advanced Medical Solutions Group PLC	1,800,000	2,101,620
Bank of Georgia Holdings PLC	70,000	1,895,490
Blinkx PLC(a)	3,005,900	5,990,308
Bovis Homes Group PLC	197,088	2,397,077
Brammer PLC	576,617	3,462,685
Clinigen Group PLC	2,452,200	13,056,515
CVS Group PLC	90,320	290,601
Fidessa Group PLC	14,915	454,926
Globo PLC(a)	2,880,500	1,752,795
Halma PLC	209,999	1,776,214
Hunting PLC	188,500	2,377,219
N Brown Group PLC	236,495	1,863,610
Premier Oil PLC	629,780	3,455,718
Robert Walters PLC	161,400	576,999
RPS Group PLC	2,111,090	7,254,815
Ted Baker PLC	78,378	2,271,394
Tracsis PLC	253,100	625,675
Ultra Electronics Holdings PLC	49,740	1,374,121

		54,704,788

Canada (5.04%)
Atrium Innovations, Inc.(a)	96,105	1,381,082
Gildan Activewear, Inc.	16,500	736,403
Gran Tierra Energy, Inc.(a)	640,950	3,941,842

	Shares	Value (Note 2)
Canada (continued)
Halogen Software, Inc.(a)	121,700	$1,777,334
Home Capital Group, Inc.	103,230	6,292,698
Pan American Silver Corp.	23,845	302,503
Richelieu Hardware, Ltd.	93,850	3,951,916
SEMAFO, Inc.	64,575	113,797
ShawCor, Ltd.	56,545	2,540,699
Stantec, Inc.	47,576	2,200,234
TransGlobe Energy Corp.(a)	74,480	496,727

		23,735,235

China (5.76%)
Airtac International Group	254,660	1,443,723
China Medical System Holdings, Ltd.	10,428,923	9,412,871
Cowealth Medical Holding Co., Ltd.	675,000	1,834,576
Golden Eagle Retail Group, Ltd.	586,000	861,365
NQ Mobile, Inc., ADR(a)	305,600	4,935,440
O2Micro International, Ltd., ADR(a)	381,514	1,228,475
Pacific Online, Ltd.	6,136,152	2,690,045
Parkson Retail Group, Ltd.	1,245,000	494,430
Tao Heung Holdings, Ltd.	2,840,000	2,167,827
WuXi PharmaTech Cayman, Inc., ADR(a)	93,900	2,084,580

		27,153,332

Denmark (0.08%)
Trifork AS(a)	175,000	393,451

Finland (0.42%)
BasWare OYJ	39,743	1,004,572
Revenio Group OYJ	90,000	978,209

		1,982,781

France (1.56%)
Audika Groupe(a)	63,355	674,276
GameLoft SE(a)	63,000	510,416
Neurones	79,220	953,785
Prodware(a)	255,700	2,449,234
Sartorius Stedim Biotech	12,112	1,828,853
Thermador Groupe	11,765	946,922

		7,363,486

Germany (3.93%)
2G energy AG	40,300	1,919,354
Bertrandt AG	34,600	3,977,472
CompuGroup Medical AG	76,700	1,875,460
Gerry Weber International AG	36,495	1,634,478
Nexus AG	312,908	4,058,296
Softing AG	90,391	1,309,544
Wirecard AG	120,770	3,727,469

		18,502,073

Hong Kong (2.54%)
Far East Horizon, Ltd.	5,223,000	3,400,917
Le Saunda Holdings, Ltd.	4,242,400	1,460,520
Magic Holdings International, Ltd.	7,359,000	4,364,769

	Shares	Value (Note 2)
Hong Kong (continued)
Trinity, Ltd.	2,971,000	$957,695
Vitasoy International Holdings, Ltd.	1,470,338	1,801,048

		11,984,949

India (1.79%)
Bajaj Corp., Ltd.	286,500	1,148,261
Bajaj Finance, Ltd.	72,200	1,358,329
Crisil, Ltd.	81,600	1,587,580
KPIT Cummins Infosystems, Ltd.	546,971	1,134,332
Mahindra & Mahindra Financial Services, Ltd.	534,800	2,055,029
MakeMyTrip, Ltd.(a)	80,700	1,145,133

		8,428,664

Indonesia (1.63%)
Arwana Citramulia Tbk PT	23,672,000	1,911,726
Lippo Cikarang Tbk PT(a)	4,170,000	2,556,166
Ultrajaya Milk Industry & Trading Co. Tbk PT	7,066,500	3,231,579

		7,699,471

Ireland (0.99%)
Beazley PLC	689,700	2,313,514
Kentz Corp., Ltd.	359,100	2,351,208

		4,664,722

Israel (0.70%)
Caesar Stone Sdot Yam, Ltd.(a)	38,500	1,248,940
Camtek, Ltd.(a)	96,296	228,221
SodaStream International, Ltd.(a)	28,200	1,835,256

		3,312,417

Japan (7.23%)
AIT Corp.	19,000	242,570
Benefit One, Inc.	2,154	3,735,565
CMIC Co., Ltd.	75,355	1,462,307
Create SD Holdings Co., Ltd.	64,100	2,333,945
CyberAgent, Inc.	566	1,322,652
Daikokutenbussan Co.	40,000	1,174,548
Future Architect, Inc.	304,000	1,518,292
GCA Savvian Corp.	218,000	1,994,975
Gurunavi, Inc.	139,000	1,499,173
Hiday Hidaka Corp.	93,000	1,954,795
Kakaku.com, Inc.	49,000	1,699,060
Nakanishi, Inc.	7,800	1,076,274
Next Co., Ltd.	131,800	1,859,011
Seria Co., Ltd.	82,000	2,621,387
Toridoll Corp.	145,000	1,498,723
Trancom Co., Ltd.	206,090	6,043,146
Watts Co., Ltd.	181,500	2,037,264

		34,073,687

Luxembourg (0.47%)
L’Occitane International SA	977,362	2,192,751

	Shares	Value (Note 2)
Malaysia (3.88%)
Aeon Credit Service M Bhd	710,040	$3,987,956
Berjaya Food Bhd	2,639,800	1,440,335
CB Industrial Product Holding Bhd	1,322,000	1,116,609
JobStreet Corp. Bhd	383,000	482,882
Kossan Rubber Industries	289,000	516,708
My EG Services Bhd	7,950,700	4,460,627
Padini Holdings Bhd	6,274,050	3,423,264
Uzma Bhd	2,394,200	2,878,354

		18,306,735

Mexico (0.78%)
Genomma Lab Internacional SAB de CV, Class B(a)	1,575,000	3,691,883

Netherlands (0.25%)
Aalberts Industries NV	45,769	1,153,236

Norway (0.89%)
Medistim ASA	417,000	1,556,815
Opera Software ASA	325,400	2,650,557

		4,207,372

Philippines (2.05%)
COL Financial Group, Inc.	2,250,000	957,403
Pepsi-Cola Products Philippines, Inc.	11,942,000	1,616,831
Puregold Price Club, Inc.	1,300,000	1,225,765
RFM Corp.	12,927,000	1,458,492
Security Bank Corp.	1,320,800	4,379,351

		9,637,842

Russia (0.91%)
Exillon Energy PLC(a)	66,740	143,156
Highland Gold Mining, Ltd.	102,450	99,356
MD Medical Group Investments PLC, GDR(b)	107,000	1,712,000
QIWI PLC, ADR	81,500	2,339,050

		4,293,562

Singapore (3.21%)
ARA Asset Management, Ltd.	1,398,212	2,024,401
Breadtalk Group, Ltd.	2,580,375	1,949,215
CSE Global, Ltd.	3,330,055	2,161,778
Goodpack, Ltd.	1,497,000	1,790,486
Parkson Retail Asia, Ltd.	2,251,000	2,745,446
Petra Foods, Ltd.	1,234,000	3,932,565
Riverstone Holdings, Ltd.	1,075,250	511,883

		15,115,774

South Africa (2.85%)
Clicks Group, Ltd.	178,485	1,038,471
Ellies Holdings, Ltd.	2,599,240	2,018,162
EOH Holdings, Ltd.	294,856	1,763,368
Foschini Group, Ltd.	124,270	1,267,200
Italtile, Ltd.	3,554,051	2,161,503
OneLogix Group, Ltd.	2,320,000	634,940
Pinnacle Technology Holdings, Ltd.	510,600	1,317,193

	Shares	Value (Note 2)
South Africa (continued)
Super Group, Ltd.(a)	1,112,397	$2,630,604
Value Group, Ltd.	1,017,368	592,962

		13,424,403

South Korea (6.53%)
Able C&C Co., Ltd.	28,860	955,642
Daum Communications Corp.	36,300	2,833,754
Duksan Hi-Metal Co., Ltd.(a)	107,100	2,273,703
ENF Technology Co., Ltd.	111,500	1,017,313
Handsome Co., Ltd.	58,600	1,447,493
Hy-Lok Corp.	347,628	7,410,989
iMarketKorea, Inc.	83,000	1,891,359
Koh Young Technology, Inc.	57,100	1,631,538
Kolao Holdings	46,700	1,296,962
KONA@I Co., Ltd.	97,100	3,154,772
Korean Reinsurance Co.	117,100	1,157,007
LEENO Industrial, Inc.	79,920	1,593,527
LG Fashion Corp.	63,470	1,556,489
MKTrend Co., Ltd.	40,660	363,739
Silicon Works Co., Ltd.	25,800	500,648
Vieworks Co., Ltd.	89,500	1,410,107
Wins Technet Co., Ltd.	16,800	263,195

		30,758,237

Sweden (1.68%)
AddTech AB, Class B	68,130	2,722,838
HIQ International AB	237,000	1,247,148
Indutrade AB	55,450	1,973,627
Moberg Pharma AB(a)	240,000	1,343,940
Odd Molly International AB	35,900	198,828
Seamless Distribution AB(a)	140,000	442,457

		7,928,838

Taiwan (5.75%)
Coland Holdings, Ltd.	693,000	1,631,594
Cub Elecparts, Inc.	405,000	1,316,843
Global Mixed Mode Technology, Inc.	619,500	1,654,810
Leadtrend Technology Corp.	975,000	1,399,755
Ledlink Optics, Inc.	200,000	664,966
Pacific Hospital Supply Co.	804,700	2,898,224
Polyronics Tech Corp.	2,148,300	3,961,816
Power Mate Technology Co., Ltd.	1,158,400	1,551,023
Richtek Technology Corp.	430,000	1,749,454
Sporton International, Inc.	1,732,208	5,279,836
Taiwan Hon Chuan Enterprise Co., Ltd.	441,800	981,238
Test Research, Inc.	1,137,253	1,520,812
TSC Auto ID Technology Co., Ltd.	486,000	2,495,923

		27,106,294

Thailand (0.93%)
Coastal Energy Co. (Toronto Exchange)(a)	110,000	1,527,212
Premier Marketing PCL	9,052,000	2,877,553

		4,404,765

	Shares	Value (Note 2)
Turkey (1.66%)
Albaraka Turk Katilim Bankasi AS(a)	2,808,000	$2,654,325
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	1,329,800	1,834,017
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(a)	512,338	1,307,342
TAV Havalimanlari Holding AS	326,100	2,046,600

		7,842,284

United Arab Emirates (0.23%)
Aramex PJSC	1,561,000	1,083,733

United States (1.63%)
First Cash Financial Services, Inc.(a)	53,100	2,835,540
Nu Skin Enterprises, Inc., Class A	52,150	4,361,826
Unilife Corp.(a)	168,400	474,888

		7,672,254

TOTAL COMMON STOCKS (Cost $363,109,499)		411,904,147

EXCHANGE TRADED FUNDS (4.78%)
Market Vectors® India Small-Cap Index ETF	23,942	626,323
Vanguard® FTSE Developed Markets ETF	180,000	6,741,000
Vanguard® FTSE Emerging Markets ETF	160,000	6,252,800
WisdomTree® India Earnings Fund	570,500	8,899,800

TOTAL EXCHANGE TRADED FUNDS (Cost $24,716,258)		22,519,923

RIGHTS (0.00%)(c)
Australia (0.00%)(c)
ALS, Ltd., Rights, Strike Price 7.80 AUD (expiring 08/02/13)(a)	10,408	6,455

TOTAL RIGHTS (Cost $0)		6,455

SHORT TERM INVESTMENTS (5.88%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class (7 Day Yield 0.000%)(d)	27,744,455	27,744,455

TOTAL SHORT TERM INVESTMENTS (Cost $27,744,455)		27,744,455

TOTAL INVESTMENTS (98.05%) (Cost $415,570,212)		$462,174,980

Assets In Excess Of Other Liabilities (1.95%)		9,177,377

NET ASSETS (100.00%)		$471,352,357

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2013, the aggregate market value of those securities was $1,712,000, representing 0.36% of net assets.
(c)	Less than 0.005% of net assets.
(d)	Less than 0.0005% 7 Day Yield.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

AUD - Australian Dollar.

Bhd - Berhad is the Malaysian term for public limited company.

ETF - Exchange Traded Fund.

GDR - Global Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Julkinen Osakeyhtiö is the Finnish term for a public limited company.

PCL - Public Company Limited.

PLC - Public Limited Company.

PJSC - Public Joint Stock Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine country sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (79.85%)
Australia (3.28%)
ALS, Ltd.	1,800	$13,736
Countplus, Ltd.	22,000	35,595
Lycopodium, Ltd.	2,000	7,371
Magellan Financial Group, Ltd.	40,700	424,366
Medical Developments International, Ltd.	7,900	9,728
Navitas, Ltd.	2,400	12,943
Sirtex Medical, Ltd.	3,200	35,868
Super Retail Group, Ltd.	1,500	17,015
Webjet, Ltd.	12,300	51,410

		608,032

Austria (0.15%)
Palfinger AG	900	28,137

Belgium (0.80%)
Melexis NV	6,300	147,761

Brazil (3.32%)
Abril Educacao SA	300	4,646
All America Latina Logistica SA	9,700	37,502
Arezzo Industria e Comercio SA	900	14,182
Banco ABC Brasil SA	7,135	37,437
Banco Daycoval SA	44,900	159,812
Brazil Fast Food Corp.(a)	1,500	21,375
CETIP SA - Mercados Organizados	5,100	51,484
Cia de Locacao das Americas	23,000	102,834
Even Construtora e Incorporadora SA	9,500	35,354
Fleury SA	2,300	19,377
Odontoprev SA	8,500	35,023
Qualicorp SA(a)	2,500	18,180
Raia Drogasil SA	1,800	15,109
Tegma Gestao Logistica	5,000	48,436
Totvs SA	1,000	15,456

		616,207

Britain (7.88%)
Abcam PLC	6,400	46,052
Aberdeen Asset Management PLC	10,150	59,339
Advanced Medical Solutions Group PLC	32,200	37,596
Afren PLC(a)	22,000	45,516
Anglo American PLC	1,700	36,413
Bank of Georgia Holdings PLC	2,800	75,820
Blinkx PLC(a)	46,000	91,671
Bovis Homes Group PLC	4,900	59,596
Brammer PLC	26,300	157,936
Clinigen Group PLC	49,300	262,493
CVS Group PLC	4,800	15,444
Globo PLC(a)	44,000	26,774
Halma PLC	2,000	16,916
Hargreaves Lansdown PLC	3,000	44,748

	Shares	Value (Note 2)
Britain (continued)
Hunting PLC	5,100	$64,317
IG Group Holdings PLC	10,200	89,610
Lancashire Holdings, Ltd.	3,400	41,740
Premier Oil PLC	11,300	62,005
RPS Group PLC	39,000	134,025
Sthree PLC	2,000	10,489
Ted Baker PLC	2,200	63,756
Tracsis PLC	4,000	9,888
Ultra Electronics Holdings PLC	300	8,288

		1,460,432

Canada (2.08%)
Atrium Innovations, Inc.(a)	800	11,497
Gildan Activewear, Inc.	350	15,621
Gran Tierra Energy, Inc.(a)	12,000	73,800
Halogen Software, Inc.(a)	1,900	27,748
Home Capital Group, Inc.	1,425	86,865
Richelieu Hardware, Ltd.	1,600	67,374
ShawCor, Ltd.	850	38,193
Stantec, Inc.	800	36,997
Symbility Solutions, Inc.(a)	60,000	28,040

		386,135

China (3.13%)
AAC Technologies Holdings, Inc.	4,500	20,946
Bonjour Holdings, Ltd.	100,000	17,923
CapitaRetail China Trust, REIT	30,000	36,118
China Medical System Holdings, Ltd.	202,200	182,500
Cowealth Medical Holding Co., Ltd.	19,000	51,640
Golden Eagle Retail Group, Ltd.	9,000	13,229
NQ Mobile, Inc., ADR(a)	6,750	109,012
O2Micro International, Ltd., ADR(a)	7,750	24,955
Pacific Online, Ltd.	100,000	43,839
Tao Heung Holdings, Ltd.	40,000	30,533
WuXi PharmaTech Cayman, Inc., ADR(a)	2,250	49,950

		580,645

Denmark (0.09%)
Trifork AS	7,000	15,738

Finland (0.16%)
Revenio Group OYJ	2,650	28,803

France (1.22%)
Audika Groupe(a)	1,774	18,880
Esker SA	2,700	46,696
GameLoft SE(a)	4,200	34,028
Prodware(a)	7,500	71,839
Sartorius Stedim Biotech	360	54,358

		225,801

Germany (1.69%)
2G energy AG	2,250	107,160
Adler Modemaerkte AG	900	8,859

	Shares	Value (Note 2)
Germany (continued)
Bertrandt AG	540	$62,076
CompuGroup Medical AG	700	17,116
Gerry Weber International AG	450	20,154
Nexus AG	3,000	38,909
Softing AG	2,000	28,975
Wirecard AG	1,000	30,864

		314,113

Great Britain (0.88%)
Brooks Macdonald Group PLC	1,300	25,620
IDOX PLC	86,200	47,535
Topps Tiles PLC	67,900	90,124

		163,279

Hong Kong (1.59%)
China Shineway Pharmaceutical Group, Ltd.	18,000	29,475
Far East Horizon, Ltd.	106,500	69,347
Le Saunda Holdings, Ltd.	80,000	27,541
Magic Holdings International, Ltd.	50,000	29,656
Trinity, Ltd.	89,800	28,947
Value Partners Group, Ltd.	82,000	45,464
Vitasoy International Holdings, Ltd.	52,000	63,696

		294,126

India (0.17%)
MakeMyTrip, Ltd.(a)	2,200	31,218

Indonesia (0.94%)
Arwana Citramulia Tbk PT	148,000	11,952
Bank Tabungan Pensiunan Nasional Tbk PT(a)	66,000	27,935
BFI Finance Indonesia Tbk PT(a)	80,000	19,460
Lippo Cikarang Tbk PT(a)	104,500	64,058
Tempo Scan Pacific Tbk PT	32,000	12,766
Ultrajaya Milk Industry & Trading Co. Tbk PT	85,000	38,871

		175,042

Ireland (0.59%)
Beazley PLC	13,800	46,290
Kentz Corp., Ltd.	9,600	62,856

		109,146

Israel (1.13%)
Caesar Stone Sdot Yam, Ltd.(a)	200	6,488
Camtek, Ltd.(a)	2,000	4,740
Clicksoftware Technologies, Ltd.	1,300	9,438
Magic Software Enterprises, Ltd.	3,300	20,790
Sarin Technologies, Ltd.	53,000	64,016
SodaStream International, Ltd.(a)	1,600	104,128

		209,600

Italy (0.07%)
Cosmo Pharmaceuticals SpA(a)	175	12,925

	Shares	Value (Note 2)
Japan (5.41%)
AIT Corp.	1,100	$14,043
Benefit One, Inc.	85	147,411
CMIC Co., Ltd.	1,500	29,108
Create SD Holdings Co., Ltd.	1,000	36,411
CyberAgent, Inc.	16	37,389
Daikokutenbussan Co.	1,000	29,364
Future Architect, Inc.	10,300	51,442
GCA Savvian Corp.	7,800	71,380
Gurunavi, Inc.	3,900	42,063
Hiday Hidaka Corp.	2,000	42,039
MonotaRO Co., Ltd.	700	16,243
Nakanishi, Inc.	100	13,798
Next Co., Ltd.	2,300	32,441
Nippon Parking Development Co., Ltd.	600	46,451
Seria Co., Ltd.	1,000	31,968
Shaklee Global Group, Inc.(a)	2,000	24,911
Syuppin Co., Ltd.	3,500	28,455
Toridoll Corp.	1,200	12,403
Trancom Co., Ltd.	6,100	178,869
Vector, Inc.	1,100	28,593
Watts Co., Ltd.	6,500	72,960
WirelessGate, Inc.(a)	300	16,056

		1,003,798

Kazakhstan (0.14%)
Zhaikmunai LP, GDR(b)	2,200	25,146

Luxembourg (0.48%)
L’Occitane International SA	39,300	88,171

Malaysia (2.56%)
Aeon Credit Service M Bhd	13,500	75,823
Berjaya Food Bhd	132,000	72,022
CB Industrial Product Holding Bhd	101,000	85,308
Freight Management Holdings Bhd	50,000	21,424
JobStreet Corp. Bhd	19,000	23,955
Kossan Rubber Industries	22,000	39,334
Malaysia Building Society	14,000	13,379
My EG Services Bhd	51,200	28,725
Padini Holdings Bhd	66,000	36,011
Perisai Petroleum Teknologi Bhd(a)	40,000	18,126
Tropicana Corp. Bhd	112,000	61,110

		475,217

Mexico (0.35%)
Genomma Lab Internacional SAB de CV, Class B(a)	28,000	65,633

Netherlands (0.25%)
Brunel International NV	960	46,264

Norway (0.35%)
Medistim ASA	3,500	13,067

	Shares	Value (Note 2)
Norway (continued)
Opera Software ASA	6,300	$51,317

		64,384

Philippines (2.69%)
COL Financial Group, Inc.	100,000	42,551
GT Capital Holdings, Inc.	2,000	37,624
Pepsi-Cola Products Philippines, Inc.	794,600	107,581
Puregold Price Club, Inc.	70,000	66,003
RFM Corp.	1,147,800	129,501
Security Bank Corp.	35,000	116,049

		499,309

Russia (0.19%)
MD Medical Group Investments PLC, GDR(b)	2,200	35,200

Singapore (2.54%)
ARA Asset Management, Ltd.	34,000	49,227
Breadtalk Group, Ltd.	18,000	13,597
CSE Global, Ltd.	100,000	64,917
Goodpack, Ltd.	62,200	74,394
Japan Foods Holding, Ltd.	40,000	25,180
Midas Holdings, Ltd.	82,000	30,972
Parkson Retail Asia, Ltd.	13,000	15,856
Petra Foods, Ltd.	17,000	54,176
Riverstone Holdings, Ltd.	21,400	10,188
Super Group, Ltd.	13,000	49,203
Technovator International, Ltd.(a)	60,000	16,401
United Envirotech, Ltd.	73,000	53,996
Wing Tai Holdings, Ltd.	8,000	13,408

		471,515

South Africa (2.17%)
Clicks Group, Ltd.	5,500	32,001
Ellies Holdings, Ltd.	55,000	42,705
EOH Holdings, Ltd.	3,000	17,941
Foschini Group, Ltd.	2,000	20,394
Italtile, Ltd.	15,000	9,123
MiX Telematics, Ltd.	188,000	91,470
OneLogix Group, Ltd.	213,450	58,417
Pinnacle Technology Holdings, Ltd.	9,000	23,217
Super Group, Ltd.(a)	34,300	81,113
Value Group, Ltd.	43,000	25,062

		401,443

South Korea (4.54%)
Able C&C Co., Ltd.	1,500	49,670
Daum Communications Corp.	250	19,516
Duksan Hi-Metal Co., Ltd.(a)	3,100	65,812
ENF Technology Co., Ltd.	5,000	45,619
Global Display Co., Ltd.	700	12,088
Handsome Co., Ltd.	700	17,291
Hy-Lok Corp.	8,600	183,341
iMarketKorea, Inc.	9,900	225,596
Koh Young Technology, Inc.	800	22,859

	Shares	Value (Note 2)
South Korea (continued)
Kolao Holdings	500	$13,886
KONA@I Co., Ltd.	1,400	45,486
LEENO Industrial, Inc.	2,500	49,848
LG Fashion Corp.	700	17,166
MKTrend Co., Ltd.	1,100	9,840
Vieworks Co., Ltd.	1,400	22,058
Wins Technet Co., Ltd.	2,700	42,299

		842,375

Sweden (1.31%)
AddTech AB, Class B	1,600	63,944
Arcam AB(a)	350	25,345
Beijer Alma AB	600	13,209
HIQ International AB	2,500	13,156
IAR Systems Group AB	4,700	26,896
Moberg Pharma AB(a)	4,900	27,439
Nibe Industrier AB, Class B	1,700	29,054
Odd Molly International AB	2,600	14,400
Vitec Software Group AB, Class B	2,400	29,180

		242,623

Taiwan (3.63%)
Coland Holdings, Ltd.	6,000	14,126
Cub Elecparts, Inc.	5,000	16,257
DYNACOLOR, Inc.	21,000	40,058
Global Mixed Mode Technology, Inc.	7,000	18,699
Gourmet Master Co., Ltd.	7,000	40,735
Leadtrend Technology Corp.	22,000	31,584
Ledlink Optics, Inc.	6,000	19,949
Materials Analysis Technology, Inc.	8,000	16,621
Novatek Microelectronics Corp.	5,000	22,093
Pacific Hospital Supply Co.	10,000	36,016
Polyronics Tech Corp.	65,000	119,871
Power Mate Technology Co., Ltd.	11,000	14,728
Richtek Technology Corp.	15,000	61,028
Sporton International, Inc.	46,000	140,210
Test Research, Inc.	25,440	34,020
TSC Auto ID Technology Co., Ltd.	9,000	46,221

		672,216

Thailand (0.97%)
Coastal Energy Co. (Toronto Exchange)(a)	4,550	63,171
Premier Marketing PCL	367,000	116,666

		179,837

Turkey (1.12%)
Albaraka Turk Katilim Bankasi AS(a)	70,700	66,831
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	27,900	38,479
Is Girisim Sermayesi Yatirim Ortakligi AS	8,100	12,719
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(a)	15,000	38,276
Koza Altin Isletmeleri AS	1,000	13,792

	Shares	Value (Note 2)
Turkey (continued)
TAV Havalimanlari Holding AS	6,100	$38,283

		208,380

United States (21.98%)
Abaxis, Inc.	2,300	96,830
ABIOMED, Inc.(a)	3,700	92,796
Allegiant Travel Co.	500	48,690
Ambarella, Inc.(a)	1,050	17,430
Amsurg Corp.(a)	600	23,466
Applied Industrial Technologies, Inc.	1,100	57,376
Arbor Realty Trust, Inc., REIT	8,300	62,582
Ares Capital Corp.	2,700	48,033
Astronics Corp.(a)	1,200	47,412
Atwood Oceanics, Inc.(a)	400	22,536
Big 5 Sporting Goods Corp.	100	2,027
Carbonite, Inc.(a)	3,400	44,846
Cardica, Inc.(a)	40,100	47,318
Cardtronics, Inc.(a)	600	17,676
CBOE Holdings, Inc.	600	30,060
Cellular Dynamics International, Inc.(a)	6,100	60,634
Cempra, Inc.(a)	7,300	63,948
ChemoCentryx, Inc.(a)	1,900	26,562
Colony Financial, Inc., REIT	2,300	46,644
Computer Task Group, Inc.	800	14,880
Covance, Inc.(a)	400	33,000
CPI Aerostructures, Inc.(a)	8,300	93,043
Destination Maternity Corp.	1,000	30,060
Diamond Hill Investment Group, Inc.	350	36,235
Dice Holdings, Inc.(a)	6,500	56,355
DXP Enterprises, Inc.(a)	1,000	69,000
Ellie Mae, Inc.(a)	2,600	61,230
Enanta Pharmaceuticals, Inc.(a)	850	15,589
Endologix, Inc.(a)	4,200	65,646
EPAM Systems, Inc.(a)	800	23,160
Esperion Therapeutics, Inc.(a)	2,000	35,680
Exact Sciences Corp.(a)	1,150	15,778
ExamWorks Group, Inc.(a)	900	21,852
ExlService Holdings, Inc.(a)	850	23,800
First Cash Financial Services, Inc.(a)	1,150	61,410
The First of Long Island Corp.	600	21,588
First Republic Bank	1,900	82,061
Fresh Market, Inc.(a)	300	15,834
Geospace Technologies Corp.(a)	360	26,788
Grand Canyon Education, Inc.(a)	600	20,292
HCC Insurance Holdings, Inc.	900	40,077
Healthways, Inc.(a)	1,300	22,308
HFF, Inc., Class A	700	14,700
Hibbett Sports, Inc.(a)	725	42,521
Home BancShares, Inc.	600	16,392
Hudson Technologies, Inc.(a)	6,700	15,745
ICU Medical, Inc.(a)	500	35,845
InnerWorkings, Inc.(a)	3,900	45,552
Integrated Silicon Solution, Inc.(a)	1,500	17,955
InvenSense, Inc.(a)	700	12,376

	Shares	Value (Note 2)
United States (continued)
Jones Energy, Inc., Class A(a)	6,200	$87,172
KEYW Holding Corp.(a)	4,800	61,584
Knight Transportation, Inc.	2,400	40,728
Linear Technology Corp.	550	22,308
Littelfuse, Inc.	300	23,997
LSB Industries, Inc.(a)	550	18,084
Manitex International, Inc.(a)	6,700	77,318
Manning & Napier, Inc.	6,200	111,290
MarketAxess Holdings, Inc.	1,800	93,060
Maxim Integrated Products, Inc.	1,635	46,761
MaxLinear, Inc., Class A(a)	3,900	27,027
Meridian Bioscience, Inc.	600	14,838
Micrel, Inc.	3,350	35,543
Microchip Technology, Inc.	1,425	56,629
Micronet Enertec Technologies, Inc.(a)	3,500	17,762
Myriad Genetics, Inc.(a)	600	17,802
Navigant Consulting, Inc.(a)	3,400	45,628
NorthStar Realty Finance Corp., REIT	7,900	77,420
Nu Skin Enterprises, Inc., Class A	325	27,183
NxStage Medical, Inc.(a)	1,600	20,736
Pegasystems, Inc.	100	3,590
Perficient, Inc.(a)	200	2,730
Performant Financial Corp.(a)	10,300	108,871
Pericom Semiconductor Corp.(a)	1,700	13,005
Polypore International, Inc.(a)	2,500	104,975
Portfolio Recovery Associates, Inc.(a)	125	18,664
Power Integrations, Inc.	1,010	55,702
RealPage, Inc.(a)	3,275	66,024
Redwood Trust, Inc., REIT	2,900	49,126
Resources Connection, Inc.	1,000	13,300
RG Barry Corp.	1,400	24,262
Roadrunner Transportation Systems, Inc.(a)	3,100	93,713
Ruckus Wireless, Inc.(a)	1,750	23,293
SEI Investments Co.	1,600	50,576
Silicon Laboratories, Inc.(a)	400	15,624
Sonus Networks, Inc.(a)	5,500	18,810
Spirit Airlines, Inc.(a)	600	19,830
Staar Surgical Co.(a)	7,100	74,621
Syntel, Inc.	200	14,356
Tandy Leather Factory, Inc.(a)	6,200	54,374
THL Credit, Inc.	4,000	62,320
Tilly’s, Inc., Class A(a)	6,100	89,548
Trulia, Inc.(a)	400	14,904
Unilife Corp.(a)	15,200	42,864
Universal Truckload Services, Inc.	1,700	46,869
Virtus Investment Partners, Inc.(a)	100	18,650
Vocera Communications, Inc.(a)	2,600	37,648
Volterra Semiconductor Corp.(a)	1,050	15,824
Whitestone REIT	2,600	42,068

	Shares	Value (Note 2)
United States (continued)
World Fuel Services Corp.	300	$11,622

		4,074,251

TOTAL COMMON STOCKS (Cost $14,308,699)		14,802,902

EXCHANGE TRADED FUNDS (6.46%)
iShares® Russell 2000® Index Fund	2,800	290,276
Vanguard® FTSE Developed Markets ETF	11,600	434,420
Vanguard® FTSE Emerging Markets ETF	7,800	304,824
WisdomTree® India Earnings Fund	10,750	167,700

TOTAL EXCHANGE TRADED FUNDS (Cost $1,149,358)		1,197,220

RIGHTS (0.00%)(c)
Australia (0.00%)(c)
ALS, Ltd., Rights, Strike Price 7.80 AUD (expiring 08/02/13)(a)	164	101

TOTAL RIGHTS (Cost $0)		101

SHORT TERM INVESTMENTS (10.40%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class (7 Day Yield 0.000%)(d)	1,929,045	1,929,045

TOTAL SHORT TERM INVESTMENTS (Cost $1,929,045)		1,929,045

TOTAL INVESTMENTS (96.71%) (Cost $17,387,102)		$17,929,268

Assets In Excess Of Other Liabilities (3.29%)		609,517

NET ASSETS (100.00%)		$18,538,785

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2013, the aggregate market value of those securities was $60,346, representing 0.33% of net assets.
(c)	Less than 0.005% of net assets.
(d)	Less than 0.0005% 7 Day Yield.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

AUD - Australian Dollar.

Bhd - Berhad is the Malaysian term for public limited company.

ETF - Exchange Traded Fund.

GDR - Global Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Julkinen Osakeyhtiö is the Finnish term for a public limited company.

PCL - Public Company Limited.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

SpA - Societa` Per Azioni is an Italian shared company.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine country sub-classifications for reporting ease. Countries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

July 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2013, the Trust had 28 registered funds. This quarterly report describes the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund and Grandeur Peak Global Reach Fund (individually a “Fund” and collectively, the “Funds”). The Grandeur Peak Global Opportunities Fund seeks long-term growth of capital and invests primarily in foreign and domestic small and micro cap companies. The Grandeur Peak International Opportunities Fund seeks long-term growth of capital and invests primarily in foreign small and micro cap companies. The Grandeur Peak Global Reach Fund seeks long-term growth of capital and invests primarily in foreign and domestic small and micro cap companies. The Funds offer Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2013:

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities

Common Stocks
Australia	$21,207,572	$–	$–	$21,207,572
Belgium	8,207,397	–	–	8,207,397
Brazil	11,752,779	–	–	11,752,779
Britain	40,923,611	–	–	40,923,611
Canada	18,194,681	–	–	18,194,681
China	15,974,290	–	–	15,974,290
Cyprus	2,023,350	–	–	2,023,350
France	4,281,004	–	–	4,281,004
Germany	12,356,213	–	–	12,356,213
Hong Kong	4,098,413	3,262,159	–	7,360,572
India	6,192,089	–	–	6,192,089
Indonesia	5,330,602	–	–	5,330,602
Ireland	4,238,125	–	–	4,238,125
Israel	2,978,424	–	–	2,978,424
Japan	16,250,649	–	–	16,250,649
Luxembourg	2,479,455	–	–	2,479,455
Malaysia	9,382,458	–	–	9,382,458
Mexico	2,102,615	–	–	2,102,615
Norway	2,127,613	–	–	2,127,613
Philippines	3,172,112	–	–	3,172,112
Russia	794,721	–	–	794,721
Singapore	7,988,610	–	–	7,988,610
South Africa	4,879,338	–	–	4,879,338
South Korea	14,784,236	–	–	14,784,236
Sweden	4,913,423	–	–	4,913,423
Taiwan	11,109,070	–	–	11,109,070
Thailand	2,912,856	–	–	2,912,856
Turkey	4,588,130	–	–	4,588,130
United Arab Emirates	524,232	–	–	524,232
United States	140,347,046	–	–	140,347,046
Exchange Traded Funds	4,298,235	–	–	4,298,235
Rights	5,036	–	–	5,036
Short Term Investments	28,057,493	–	–	28,057,493
Total	$418,475,878	$3,262,159	$–	$421,738,037

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities

Common Stocks
Australia	$23,428,323	$–	$–	$23,428,323
Belgium	8,351,781	–	–	8,351,781
Brazil	17,305,024	–	–	17,305,024
Britain	54,704,788	–	–	54,704,788
Canada	23,735,235	–	–	23,735,235
China	27,153,332	–	–	27,153,332
Cyprus	2,339,050	–	–	2,339,050
Denmark	393,451	–	–	393,451
Finland	1,982,781	–	–	1,982,781
France	7,363,486	–	–	7,363,486
Germany	18,502,073	–	–	18,502,073
Hong Kong	7,620,180	4,364,769	–	11,984,949
India	8,428,664	–	–	8,428,664
Indonesia	7,699,471	–	–	7,699,471
Ireland	4,664,722	–	–	4,664,722
Israel	3,312,417	–	–	3,312,417
Japan	34,073,687	–	–	34,073,687
Luxembourg	2,192,751	–	–	2,192,751
Malaysia	18,306,735	–	–	18,306,735
Mexico	3,691,883	–	–	3,691,883
Netherlands	1,153,236	–	–	1,153,236
Norway	4,207,372	–	–	4,207,372
Philippines	9,637,842	–	–	9,637,842
Russia	1,954,512	–	–	1,954,512
Singapore	15,115,774	–	–	15,115,774
South Africa	13,424,403	–	–	13,424,403
South Korea	30,758,237	–	–	30,758,237
Sweden	7,928,838	–	–	7,928,838
Taiwan	27,106,294	–	–	27,106,294
Thailand	4,404,765	–	–	4,404,765
Turkey	7,842,284	–	–	7,842,284
United Arab Emirates	1,083,733	–	–	1,083,733
United States	7,672,254	–	–	7,672,254
Exchange Traded Funds	22,519,923	–	–	22,519,923
Rights	6,455	–	–	6,455
Short Term Investments	27,744,455	–	–	27,744,455
Total	$457,810,211	$4,364,769	$–	$462,174,980

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach

Common Stocks
Australia	$608,032	$–	$ –	$608,032
Austria	28,137	–	–	28,137
Belgium	147,761	–	–	147,761
Brazil	616,207	–	–	616,207
Britain	1,460,432	–	–	1,460,432
Canada	386,135	–	–	386,135
China	580,645	–	–	580,645
Denmark	15,738	–	–	15,738
Finland	28,803	–	–	28,803
France	225,801	–	–	225,801
Germany	314,113	–	–	314,113
Great Britain	163,279	–	–	163,279
Hong Kong	264,470	29,656	–	294,126
India	31,218	–	–	31,218
Indonesia	175,042	–	–	175,042
Ireland	109,146	–	–	109,146
Isle Of Man	25,146	–	–	25,146
Israel	209,600	–	–	209,600
Italy	12,925	–	–	12,925
Japan	1,003,798	–	–	1,003,798
Luxembourg	88,171	–	–	88,171
Malaysia	475,217	–	–	475,217
Mexico	65,633	–	–	65,633
Netherlands	46,264	–	–	46,264
Norway	64,384	–	–	64,384
Philippines	499,309	–	–	499,309
Russia	35,200	–	–	35,200
Singapore	471,515	–	–	471,515
South Africa	401,443	–	–	401,443
South Korea	842,375	–	–	842,375
Sweden	242,623	–	–	242,623
Taiwan	672,216	–	–	672,216
Thailand	179,837	–	–	179,837
Turkey	208,380	–	–	208,380
United States	4,074,251	–	–	4,074,251
Exchange Traded Funds	1,197,220	–	–	1,197,220
Rights	101	–	–	101
Short Term Investments	1,929,045	–	–	1,929,045
Total	$17,899,612	$29,656	$–	$17,929,268

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2013, the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund had securities with market values of $3,262,159 and $4,364,769, respectively, transfer from Level 1 to Level 2 due to the Funds’ use of closing market prices. For the period ended July 31, 2013, the Grandeur Peak Global Reach Fund did not have any transfers between Level 1 and Level 2 securities. For the period ended July 31, 2013, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into

U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Grandeur Peak Global Opportunities Fund

Gross appreciation (excess of value over tax cost)	$86,343,404
Gross depreciation (excess of tax cost over value)	(17,362,557)
Net unrealized appreciation	$68,980,847
Cost of investments for income tax purposes	$352,757,190

Grandeur Peak International Opportunities Fund

Gross appreciation (excess of value over tax cost)	$70,038,769
Gross depreciation (excess of tax cost over value)	(23,623,578)
Net unrealized appreciation	$46,415,191
Cost of investments for income tax purposes	$415,759,789

Grandeur Peak Global Reach Fund

Gross appreciation (excess of value over tax cost)	$799,903
Gross depreciation (excess of tax cost over value)	(257,737)
Net unrealized appreciation	$542,166
Cost of investments for income tax purposes	$17,387,102

PATHWAY ADVISORS AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2013 (Unaudited)

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (53.96%)
iShares® Dow Jones International Select Dividend Index Fund	24,899	$844,324
SPDR® S&P 500® ETF Trust	4,418	745,140
Vanguard® FTSE Emerging Markets ETF	5,058	197,667
Vanguard® Total Stock Market ETF	7,960	695,545
WisdomTree® Emerging Markets SmallCap Dividend Fund	4,279	197,005

TOTAL EXCHANGE TRADED FUNDS (Cost $2,640,096)		2,679,681

OPEN-END MUTUAL FUNDS (45.00%)
Akre Focus Fund - Institutional Class	20,954	398,340
DoubleLine Total Return Bond Fund - Class I	67,675	741,718
Mairs & Power Growth Fund - Investor Class	3,910	397,857
Principal MidCap Fund - Institutional Class	13,229	248,712
T. Rowe Price Capital Appreciation Fund	17,528	447,841

TOTAL OPEN-END MUTUAL FUNDS (Cost $2,182,540)		2,234,468

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.62%)
Dreyfus Cash Management, Institutional Shares	0.040%	229,270	229,270

TOTAL SHORT TERM INVESTMENTS (Cost $229,270)			229,270

TOTAL INVESTMENTS (103.58%) (Cost $5,051,906)			$5,143,419

Liabilities in Excess of Other Assets (-3.58%)			(177,859)
NET ASSETS (100.00%)			$4,965,560

Common Abbreviations:

ETF	- Exchange Traded Fund.
FTSE	- Financial Times and Stock Exchange.
S&P	- Standard & Poor’s.
SPDR	- Standard & Poor’s Depository Receipts.

Holdings	are subject to change.

See	Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2013 (Unaudited)

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (17.80%)
iShares® Dow Jones International Select Dividend Index Fund	2,585	$87,657
SPDR® Barclays Capital High Yield Bond ETF	2,082	83,821
Vanguard® FTSE Emerging Markets ETF	1,432	55,963
Vanguard® REIT ETF	1,177	81,613
Vanguard® Total Stock Market ETF	2,295	200,538

TOTAL EXCHANGE TRADED FUNDS (Cost $496,860)		509,592

OPEN-END MUTUAL FUNDS (80.66%)
DoubleLine Total Return Bond Fund - Class I	46,732	512,183
Loomis Sayles Bond Fund - Institutional Class	11,371	171,137
Metropolitan West Total Return Bond Fund - Class I	29,692	314,738
PIMCO Real Return Fund - Institutional Class	7,596	85,911
PIMCO Total Return Fund - Institutional Class	34,411	371,293
Putnam Capital Spectrum Fund - Class Y	2,706	85,955
Templeton Global Bond Fund - Advisor Class	13,123	169,021
Vanguard® Wellesley Income Fund - Class Admiral	5,638	342,446
Vanguard® Wellington Fund - Class Admiral	3,950	256,692

TOTAL OPEN-END MUTUAL FUNDS (Cost $2,328,718)		2,309,376

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.26%)
Dreyfus Cash Management, Institutional Shares	0.040%	35,945	35,945

TOTAL SHORT TERM INVESTMENTS (Cost $35,945)			35,945

TOTAL INVESTMENTS (99.72%) (Cost $2,861,523)			$2,854,913

Other Assets In Excess Of Liabilities (0.28%)			8,087
NET ASSETS (100.00%)			$2,863,000

Common Abbreviations:

ETF	- Exchange Traded Fund.
FTSE	- Financial Times and Stock Exchange.
PIMCO	- Pacific Investment Management Company, LLC.
REIT	- Real Estate Investment Trust.
SPDR	- Standard & Poor’s Depository Receipts.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2013 (Unaudited)

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (37.72%)
iShares® Dow Jones International Select Dividend Index Fund	32,785	$1,111,739
iShares® Dow Jones Select Dividend Index Fund	10,287	694,784
SPDR® S&P 500® ETF Trust	14,011	2,363,096
Vanguard® FTSE Emerging Markets ETF	7,076	276,530
Vanguard® Large-Cap ETF	8,986	694,977
WisdomTree® Emerging Markets SmallCap Dividend Fund	5,987	275,641

TOTAL EXCHANGE TRADED FUNDS (Cost $5,301,312)		5,416,767

OPEN-END MUTUAL FUNDS (58.09%)
DoubleLine Total Return Bond Fund - Class I	214,618	2,352,213
Metropolitan West Total Return Bond Fund - Class I	65,614	695,511
PIMCO Real Return Fund - Institutional Class	49,362	558,281
PIMCO Total Return Fund - Institutional Class	141,807	1,530,097
Putnam Capital Spectrum Fund - Class Y	17,610	559,461
T. Rowe Price Capital Appreciation Fund	49,047	1,253,148
Vanguard® Wellington Fund - Class Admiral	21,429	1,392,435

TOTAL OPEN-END MUTUAL FUNDS (Cost $8,385,617)		8,341,146

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.44%)
Dreyfus Cash Management, Institutional Shares	0.040%	637,739	637,739

TOTAL SHORT TERM INVESTMENTS (Cost $637,739)			637,739

TOTAL INVESTMENTS (100.25%) (Cost $14,324,668)			$14,395,652

Liabilities in Excess of Other Assets (-0.25%)			(35,979)
NET ASSETS (100.00%)			$14,359,673

Common Abbreviations:

ETF	- Exchange Traded Fund.
FTSE	- Financial Times and Stock Exchange.
PIMCO	- Pacific Investment Management Company, LLC.
S&P	- Standard & Poor’s.
SPDR	- Standard & Poor’s Depository Receipts.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

July 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2013, the Trust has 28 registered funds. This quarterly report describes Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund (individually a “Fund” and collectively, the “Funds”). The Funds’ inception date was July 30, 2012 and operations commenced on July 31, 2012. The Pathway Advisors Conservative Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Pathway Advisors Growth and Income Fund seeks total return through growth of capital and income. The Pathway Advisors Aggressive Growth Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income.

Principal Investment Strategies of each Fund: Each Fund is structured as a fund-of-funds and under normal circumstances, the Funds pursue their objectives by investing primarily in managed portfolios of other open-end investment companies registered under the 1940 Act, that represent a variety of asset classes and investment styles. The Funds may also invest in closed-end funds and exchange-traded funds, which provide exposure to hedging or alternative strategies. Collectively, the investment companies in which the Funds may invest are referred to as “underlying funds”.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2013:

Pathway Advisors Aggressive Growth Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$2,679,681	$–	$–	$2,679,681
Open-End Mutual Funds	2,234,468	–	–	2,234,468
Short Term Investments	229,270	–	–	229,270

Total	$5,143,419	$–	$–	$5,143,419

Pathway Advisors Conservative Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$509,592	$–	$–	$509,592
Open-End Mutual Funds	2,309,376	–	–	2,309,376
Short Term Investments	35,945	–	–	35,945

Total	$2,854,913	$–	$–	$2,854,913

Pathway Advisors Growth and Income Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$5,416,767	$–	$–	$5,416,767
Open-End Mutual Funds	8,341,146	–	–	8,341,146
Short Term Investments	637,739	–	–	637,739

Total	$14,395,652	$–	$–	$14,395,652

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2013, the Funds did not have any transfers between Level 1 and Level 2 securities. For the period ended July 31, 2013, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Unrealized Appreciation and Depreciation on Investments:. The differences between book basis and tax basis are primarily due to the deferral of wash sale losses. As of July 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Pathway Advisors Aggressive Growth Fund

Gross appreciation (excess of value over tax cost)	$149,343
Gross depreciation (excess of tax cost over value)	(58,279)
Net unrealized appreciation	$91,064

Cost of investments for income tax purposes	$5,052,355

Pathway Advisors Conservative Fund

Gross appreciation (excess of value over tax cost)	$34,151
Gross depreciation (excess of tax cost over value)	(44,997)
Net unrealized depreciation	$(10,846)

Cost of investments for income tax purposes	$2,865,759

Pathway Advisors Growth and Income Fund

Gross appreciation (excess of value over tax cost)	$246,893
Gross depreciation (excess of tax cost over value)	(197,586)
Net unrealized appreciation	$49,307

Cost of investments for income tax purposes	$14,346,345

REDMONT RESOLUTE FUND I

SCHEDULE OF INVESTMENTS

July 31, 2013 (Unaudited)

Description	Shares	Value (Note 2)
COMMON STOCKS (8.98%)

ADVERTISING (0.04%)
Omnicom Group, Inc.(a)	18	$1,157

AEROSPACE & DEFENSE (0.34%)
Cubic Corp.	25	1,264
Curtiss-Wright Corp.(a)	25	1,016
Lockheed Martin Corp.(a)	15	1,802
Northrop Grumman Corp.(a)	15	1,381
Raytheon Co.(a)	20	1,437
The Boeing Co.	14	1,471
Triumph Group, Inc.(a)	19	1,491
United Technologies Corp.(a)	13	1,372

		11,234

AGRICULTURE (0.03%)
Lorillard, Inc.(a)	24	1,021

AUTO PARTS & EQUIPMENT (0.14%)
Lear Corp.(a)	36	2,494
TRW Automotive Holdings Corp.(b)	30	2,199

		4,693

BANKS (0.88%)
Bank of America Corp.(a)	110	1,606
BB&T Corp.(a)	51	1,820
Capital One Financial Corp.(a)	30	2,071
CapitalSource, Inc.(a)	92	1,113
Citigroup, Inc.(a)	58	3,024
Comerica, Inc.(a)	23	978
Fifth Third Bancorp(a)	103	1,981
First NBC Bank Holding Co.(a)(b)	30	785
Huntington Bancshares, Inc.(a)	168	1,436
JPMorgan Chase & Co.(a)	55	3,065
Morgan Stanley(a)	31	844
Regions Financial Corp.(a)	142	1,421
State Street Corp.(a)	27	1,881
SunTrust Banks, Inc.(a)	35	1,218
The Goldman Sachs Group, Inc.(a)	10	1,640
The PNC Financial Services Group, Inc.(a)	13	989
US Bancorp(a)	30	1,120
Wells Fargo & Co.(a)	54	2,349

		29,341

BEVERAGES (0.04%)
Constellation Brands, Inc., Class A(a)(b)	25	1,302

Description	Shares	Value (Note 2)
BIOTECHNOLOGY (0.03%)
Amgen, Inc.	10	$1,083

BUILDING MATERIALS (0.03%)
Gibraltar Industries, Inc.(a)(b)	66	1,016

CHEMICALS (0.21%)
HB Fuller Co.(a)	33	1,325
Huntsman Corp.(a)	104	1,874
LyondellBasell Industries NV, Class A(a)	23	1,580
Minerals Technologies, Inc.(a)	51	2,346

		7,125

COMMERCIAL SERVICES (0.43%)
Alliance Data Systems Corp.(b)	3	593
Chemed Corp.(a)	18	1,271
Emerge Energy Services LP(a)(b)	53	1,302
Equifax, Inc.	25	1,581
FTI Consulting, Inc.(a)(b)	27	1,006
Manpowergroup, Inc.(a)	28	1,872
McGraw Hill Financial, Inc.(a)	18	1,114
Moody’s Corp.(a)	20	1,355
Odyssey Marine Exploration, Inc.(b)	125	444
Robert Half International, Inc.(a)	35	1,303
Towers Watson & Co., Class A(a)	23	1,937
WEX, Inc.(a)(b)	7	609

		14,387

COMPUTERS (0.33%)
Apple, Inc.(a)	1	453
Brocade Communications Systems, Inc.(b)	259	1,725
EMC Corp.(a)	68	1,778
NetApp, Inc.	61	2,508
Seagate Technology PLC(a)	55	2,250
Western Digital Corp.(a)	37	2,382

		11,096

DISTRIBUTION & WHOLESALE (0.09%)
Arrow Electronics, Inc.(a)(b)	41	1,871
WESCO International, Inc.(a)(b)	15	1,137

		3,008

DIVERSIFIED FINANCIAL SERVICES (0.16%)
Discover Financial Services(a)	22	1,089
Raymond James Financial, Inc.(a)	25	1,102
SLM Corp.	22	544
TD Ameritrade Holding Corp.(a)	49	1,324
The Charles Schwab Corp.(a)	53	1,171

		5,230

ELECTRIC (0.10%)
AES Corp.(a)	172	2,140

Description	Shares	Value (Note 2)
ELECTRIC (continued)
FirstEnergy Corp.	31	$1,180

		3,320

ELECTRICAL COMPONENTS & EQUIPMENT (0.02%)
Hubbell, Inc., Class B(a)	7	751

ELECTRONICS (0.23%)
Avnet, Inc.(a)(b)	54	2,034
Flextronics International Ltd.(a)(b)	312	2,702
Honeywell International, Inc.(a)	15	1,245
TE Connectivity Ltd.	11	561
Tyco International Ltd.(a)	32	1,114

		7,656

ENGINEERING & CONSTRUCTION (0.07%)
ABB Ltd., ADR(a)	31	683
Fluor Corp.(a)	26	1,627

		2,310

FOOD (0.12%)
Dean Foods Co.(b)	127	1,385
Tyson Foods, Inc., Class A(a)	63	1,740
Unilever NV(a)	24	960

		4,085

FOREST PRODUCTS & PAPER (0.12%)
International Paper Co.(a)	45	2,174
KapStone Paper and Packaging Corp.	39	1,718
PH Glatfelter Co.	8	212

		4,104

HAND & MACHINE TOOLS (0.03%)
Stanley Black & Decker, Inc.(a)	10	846

HEALTHCARE - PRODUCTS (0.19%)
CareFusion Corp.(a)(b)	27	1,041
Covidien PLC(a)	25	1,541
Hologic, Inc.(b)	60	1,362
Integra LifeSciences Holdings Corp.(a)(b)	24	945
Orthofix International NV(b)	13	295
Teleflex, Inc.	13	1,033

		6,217

HEALTHCARE - SERVICES (0.22%)
Cigna Corp.(a)	18	1,401
DaVita HealthCare Partners, Inc.(a)(b)	9	1,048
Humana, Inc.(a)	14	1,278
ICON PLC(b)	15	588
Select Medical Holdings Corp.	111	996
UnitedHealth Group, Inc.	18	1,311

Description	Shares	Value (Note 2)
HEALTHCARE - SERVICES (continued)
Universal Health Services, Inc., Class B(a)	10	$699

		7,321

HOME FURNISHINGS (0.02%)
Harman International Industries, Inc.(a)	13	787

HOUSEWARES (0.05%)
Newell Rubbermaid, Inc.(a)	64	1,729

INSURANCE (0.39%)
ACE Ltd.(a)	17	1,553
Axis Capital Holdings Ltd.(a)	27	1,176
Berkshire Hathaway, Inc., Class B(a)(b)	11	1,275
Everest Re Group Ltd.(a)	11	1,469
Marsh & McLennan Cos., Inc.(a)	25	1,047
MetLife, Inc.(a)	26	1,259
Reinsurance Group of America, Inc.(a)	17	1,158
The Travelers Cos., Inc.(a)	19	1,587
Torchmark Corp.(a)	17	1,208
Validus Holdings Ltd.(a)	35	1,240

		12,972

INTERNET (0.62%)
Baidu, Inc., ADR(a)(b)	25	3,308
CDW Corp.(b)	36	774
Ctrip.com International Ltd., ADR(a)(b)	34	1,245
eBay, Inc.(a)(b)	53	2,740
Global Sources Ltd.(b)	56	405
Google, Inc., Class A(a)(b)	2	1,775
IAC/InterActiveCorp(a)	57	2,885
Perfect World Co. Ltd., ADR	57	1,200
SINA Corp.(a)(b)	20	1,379
Symantec Corp.(a)	87	2,321
Travelzoo, Inc.(b)	16	459
ValueClick, Inc.(b)	50	1,222
Yahoo!, Inc(b)	31	871

		20,584

LEISURE TIME (0.04%)
Johnson Outdoors, Inc., Class A(b)	20	509
Royal Caribbean Cruises Ltd.(a)	19	724

		1,233

MACHINERY - CONSTRUCTION & MINING (0.02%)
Joy Global, Inc.(a)	11	544

MACHINERY - DIVERSIFIED (0.14%)
AGCO Corp.(a)	25	1,406
CNH Global NV	14	658
Flowserve Corp.	27	1,530

Description	Shares	Value (Note 2)
MACHINERY - DIVERSIFIED (continued)
The Babcock & Wilcox Co.(a)	36	$1,100

		4,694

MEDIA (0.51%)
CBS Corp., Class B(a)	23	1,215
Comcast Corp., Class A(a)	36	1,623
EW Scripps Co., Class A(a)(b)	69	1,146
Gannett Co., Inc.(a)	48	1,236
Liberty Global PLC, Class A(b)	13	1,055
Liberty Global PLC, Class C(b)	22	1,698
Liberty Media Corp., Class A(a)(b)	11	1,581
News Corp., Class A(b)	110	1,752
The Walt Disney Co.(a)	21	1,358
Time Warner Cable, Inc.(a)	13	1,483
Time Warner, Inc.(a)	20	1,245
Viacom, Inc., Class B(a)	22	1,601

		16,993

METAL FABRICATE & HARDWARE (0.12%)
LB Foster Co., Class A(a)	29	1,348
Precision Castparts Corp.(a)	5	1,109
Timken Co.(a)	24	1,402

		3,859

MINING (0.05%)
Constellium NV, Class A(b)	50	911
Yamana Gold, Inc.	73	766

		1,677

MISCELLANEOUS MANUFACTURING (0.22%)
3M Co.	9	1,057
Carlisle Cos., Inc.(a)	14	948
Dover Corp.	17	1,456
EnPro Industries, Inc.(b)	7	398
Parker Hannifin Corp.(a)	9	930
Siemens AG, ADR	14	1,546
Textron, Inc.	42	1,150

		7,485

OFFICE & BUSINESS EQUIPMENT (0.03%)
Xerox Corp.(a)	102	989

OIL & GAS (0.78%)
Canadian Natural Resources Ltd.(a)	41	1,272
Diamondback Energy, Inc.(b)	41	1,565
Energen Corp.	40	2,395
Ensco PLC, Class A(a)	14	803
EOG Resources, Inc.(a)	14	2,037
EQT Corp.	30	2,595
Exxon Mobil Corp.(a)	41	3,844
Kosmos Energy Ltd.(b)	85	898
Marathon Oil Corp.(a)	14	509
Marathon Petroleum Corp.	4	293
Occidental Petroleum Corp.(a)	33	2,939

Description	Shares	Value (Note 2)
OIL & GAS (continued)
Phillips 66(a)	34	$2,091
Rosetta Resources, Inc.(a)(b)	28	1,277
Royal Dutch Shell PLC, ADR(a)	26	1,777
Southwestern Energy Co.(a)(b)	43	1,668

		25,963

OIL & GAS SERVICES (0.15%)
Cameron International Corp.(a)(b)	19	1,127
Halliburton Co.(a)	40	1,808
Schlumberger Ltd.(a)	16	1,301
Steel Excel, Inc.(b)	7	203
Weatherford International Ltd.(a)(b)	51	712

		5,151

PACKAGING & CONTAINERS (0.23%)
Berry Plastics Group, Inc.(b)	49	1,130
Crown Holdings, Inc.(a)(b)	52	2,279
Graphic Packaging Holding Co.(a)(b)	295	2,537
Owens-Illinois, Inc.(a)(b)	53	1,577

		7,523

PHARMACEUTICALS (0.40%)
AbbVie, Inc.(a)	18	819
AstraZeneca PLC, ADR	30	1,522
Cardinal Health, Inc.(a)	24	1,202
Endo Health Solutions, Inc.(a)(b)	29	1,115
Express Scripts Holding Co.(a)(b)	24	1,573
Johnson & Johnson(a)	11	1,029
Mallinckrodt PLC(b)	1	23
McKesson Corp.(a)	12	1,472
Omnicare, Inc.(a)	27	1,425
Pfizer, Inc.(a)	27	789
Roche Holding AG, ADR	13	797
Sanofi, ADR(a)	29	1,493

		13,259

REAL ESTATE INVESTMENT TRUSTS (0.20%)
American Campus Communities, Inc.	22	845
American Residential Properties, Inc.(b)	47	824
Boston Properties, Inc.(a)	6	642
BRE Properties, Inc.	20	1,061
Equity Residential(a)	12	672
Post Properties, Inc.	23	1,070
Silver Bay Realty Trust Corp.	37	595
Taubman Centers, Inc.	11	806

		6,515

RETAIL (0.35%)
Abercrombie & Fitch Co., Class A	24	1,197
Bed Bath & Beyond, Inc.(a)(b)	17	1,300
CVS Caremark Corp.(a)	27	1,660
Foot Locker, Inc.(a)	39	1,409
Macy’s, Inc.(a)	32	1,547
MSC Industrial Direct Co., Inc., Class A(a)	14	1,133
Nordstrom, Inc.(a)	15	919

Description	Shares	Value (Note 2)
RETAIL (continued)
Rite Aid Corp.(b)	410	$1,230
Target Corp.(a)	19	1,354

		11,749

SAVINGS & LOANS (0.02%)
First Niagara Financial Group, Inc.(a)	64	684

SEMICONDUCTORS (0.32%)
Analog Devices, Inc.(a)	28	1,382
LSI Corp.(a)(b)	263	2,046
NVIDIA Corp.(a)	103	1,486
ON Semiconductor Corp.(a)(b)	318	2,621
QUALCOMM, Inc.(a)	24	1,549
Texas Instruments, Inc.(a)	43	1,686

		10,770

SHIPBUILDING (0.04%)
Huntington Ingalls Industries, Inc.(a)	22	1,368

SOFTWARE (0.23%)
Activision Blizzard, Inc.(a)	137	2,463
AVG Technologies NV(b)	44	981
CA, Inc.(a)	61	1,814
Microsoft Corp.(a)	54	1,719
Omnicell, Inc.(a)(b)	30	633

		7,610

TELECOMMUNICATIONS (0.15%)
Amdocs Ltd.(a)	27	1,039
Cisco Systems, Inc.(a)	58	1,482
Harris Corp.	10	571
RigNet, Inc.(b)	21	573
Vodafone Group PLC, ADR	17	509
Windstream Corp.(a)	81	676

		4,850

TRANSPORTATION (0.05%)
Norfolk Southern Corp.(a)	18	1,317
United Parcel Service, Inc., Class B	5	434

		1,751

TOTAL COMMON STOCKS (Cost $281,816)		299,042

OPEN-END MUTUAL FUNDS (90.47%)
AQR Multi Strategy Alternative Fund, Class I	40,667	413,178
AQR Risk Parity Fund, Class I	35,895	397,717
ASG Managed Futures Strategy Fund, Class A	14,537	139,263
BlackRock Global Allocation Fund, Inc., Class I	13,995	296,405
Diamond Hill Long-Short Fund, Class Y	13,677	291,600
FPA Crescent Fund	9,339	297,526
MainStay Marketfield Fund, Class I	16,750	293,129

Description			Shares	Value (Note 2)
OPEN-END MUTUAL FUNDS (continued)
PIMCO Global Multi-Asset Fund, Institutional Class			37,569	$396,732
Stadion Trilogy Fund, Class I			19,436	206,608
Turner Spectrum Fund, Institutional Class(b)			25,261	281,909

				3,014,067

TOTAL OPEN-END MUTUAL FUNDS (Cost $2,884,516)				3,014,067

	7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.80%)
Dreyfus Treasury Cash Management Fund, Institutional Class	0.000	% (c)	26,736	26,736

				26,736

TOTAL SHORT TERM INVESTMENTS (Cost $26,736)				26,736

TOTAL INVESTMENTS (100.25%) (Cost $3,193,068)				$3,339,845

SEGREGATED CASH WITH BROKERS (0.02%)				535

SECURITIES SOLD SHORT (-4.35%) (Proceeds $138,738)				(144,931)

OTHER ASSETS IN EXCESS OF LIABILITIES (4.08%)				136,033
NET ASSETS (100.00%)				$3,331,482

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value (Note 2)
COMMON STOCKS
APPAREL
Columbia Sportswear Co.	(11)	$(710)
Quiksilver, Inc.	(185)	(1,169)
Under Armour, Inc., Class A	(21)	(1,410)

		(3,289)

AUTO MANUFACTURERS
Navistar International Corp.	(15)	(512)
Oshkosh Corp.	(13)	(583)

		(1,095)

AUTO PARTS & EQUIPMENT
Accuride Corp.	(165)	(944)
American Axle & Manufacturing Holdings, Inc.	(59)	(1,148)

		(2,092)

BANKS
1st United Bancorp, Inc.	(52)	(405)
Cardinal Financial Corp.	(24)	(393)
Community Bank System, Inc.	(24)	(805)
CVB Financial Corp.	(64)	(838)
First Financial Bankshares, Inc.	(13)	(801)
Glacier Bancorp, Inc.	(3)	(73)
Northern Trust Corp.	(12)	(702)
TCF Financial Corp.	(55)	(838)

	Shares	Value (Note 2)
BANKS (continued)
Tompkins Financial Corp.	(11)	$(496)
TrustCo Bank Corp.	(105)	(624)
Trustmark Corp.	(27)	(728)
UMB Financial Corp.	(14)	(837)
United Bankshares, Inc.	(28)	(793)
Valley National Bancorp	(85)	(880)
Westamerica Bancorporation	(24)	(1,152)

		(10,365)

BIOTECHNOLOGY
Ariad Pharmaceuticals, Inc.	(22)	(409)
Seattle Genetics, Inc.	(12)	(486)
Spectrum Pharmaceuticals, Inc.	(31)	(262)

		(1,157)

BUILDING MATERIALS
AAON, Inc.	(9)	(183)
Builders FirstSource, Inc.	(156)	(920)
Simpson Manufacturing Co., Inc.	(37)	(1,222)
Texas Industries, Inc.	(11)	(684)
Trex Co., Inc.	(21)	(994)
Vulcan Materials Co.	(17)	(802)

		(4,805)

CHEMICALS
EI du Pont de Nemours & Co.	(12)	(692)
Olin Corp.	(20)	(488)

		(1,180)

COMMERCIAL SERVICES
Monro Muffler Brake, Inc.	(27)	(1,161)
Ritchie Bros Auctioneers, Inc.	(50)	(963)
Rollins, Inc.	(41)	(1,046)
ServiceSource International, Inc.	(100)	(1,067)
Weight Watchers International, Inc.	(20)	(949)

		(5,186)

COMPUTERS
IHS, Inc., Class A	(10)	(1,098)
Infosys Ltd., ADR	(24)	(1,192)
Wipro Ltd., ADR	(160)	(1,379)

		(3,669)

DISTRIBUTION & WHOLESALE
Fastenal Co.	(16)	(784)

DIVERSIFIED FINANCIAL SERVICES
Greenhill & Co., Inc.	(15)	(755)

ELECTRIC
Dominion Resources, Inc.	(15)	(890)
NextEra Energy, Inc.	(9)	(780)
Ormat Technologies, Inc.	(14)	(322)
Pepco Holdings, Inc.	(46)	(945)
TECO Energy, Inc.	(48)	(848)
Wisconsin Energy Corp.	(19)	(826)

		(4,611)

ELECTRICAL COMPONENTS & EQUIPMENT
Acuity Brands, Inc.	(11)	(952)
Generac Holdings, Inc.	(18)	(780)

		(1,732)

ELECTRONICS
Itron, Inc.	(26)	(1,121)

	Shares	Value (Note 2)
ELECTRONICS (continued)
Methode Electronics, Inc.	(18)	$(340)
National Instruments Corp.	(44)	(1,240)

		(2,701)

ENVIRONMENTAL CONTROL
Stericycle, Inc.	(9)	(1,043)

FOOD
Annie’s, Inc.	(18)	(744)
Hillshire Brands Co.	(27)	(951)
Snyders-Lance, Inc.	(33)	(1,044)
Sysco Corp.	(35)	(1,208)
Tootsie Roll Industries, Inc.	(18)	(609)
United Natural Foods, Inc.	(21)	(1,231)

		(5,787)

FOREST PRODUCTS & PAPER
Fibria Celulose SA, ADR	(67)	(742)
Resolute Forest Products, Inc.	(39)	(595)
Wausau Paper Corp.	(91)	(1,037)

		(2,374)

GAS
NiSource, Inc.	(34)	(1,044)

HEALTHCARE - PRODUCTS
ABIOMED, Inc.	(24)	(602)
HeartWare International, Inc.	(4)	(370)
IDEXX Laboratories, Inc.	(5)	(490)
ResMed, Inc.	(13)	(619)

		(2,081)

HOME BUILDERS
KB Home	(25)	(444)

HOUSEHOLD PRODUCTS & WARES
The Clorox Co.	(12)	(1,031)
Kimberly-Clark Corp.	(10)	(988)
The Scotts Miracle-Gro Co., Class A	(9)	(452)

		(2,471)

INTERNET
Angie’s List, Inc.	(39)	(859)
AOL, Inc.	(21)	(774)
Bankrate, Inc.	(56)	(1,004)
Blue Nile, Inc.	(33)	(1,281)
Cogent Communications Group, Inc.	(32)	(916)
E-Commerce China Dangdang, Inc., ADR	(118)	(1,113)
Equinix, Inc.	(6)	(1,076)
Giant Interactive Group, Inc., ADR	(73)	(595)
Internap Network Services Corp.	(61)	(497)
LinkedIn Corp., Class A	(7)	(1,427)
Netflix, Inc.	(4)	(977)
Shutterfly, Inc.	(8)	(429)
Shutterstock, Inc.	(18)	(957)
Vitacost.com, Inc.	(41)	(366)
Yelp, Inc.	(26)	(1,087)
Youku Tudou, Inc., ADR	(57)	(1,264)
YY, Inc., ADR	(36)	(1,573)

		(16,195)

	Shares	Value (Note 2)
LODGING
Caesars Entertainment Corp.	(31)	$(498)

MACHINERY - CONSTRUCTION & MINING
Caterpillar, Inc.	(8)	(663)

MACHINERY - DIVERSIFIED
Altra Holdings, Inc.	(12)	(299)
Briggs & Stratton Corp.	(61)	(1,235)
Manitex International, Inc.	(22)	(254)
The Manitowoc Co., Inc.	(55)	(1,129)
Roper Industries, Inc.	(7)	(882)

		(3,799)

METAL FABRICATE & HARDWARE
Sun Hydraulics Corp.	(23)	(723)

MINING
US Silica Holdings, Inc.	(19)	(460)

MISCELLANEOUS MANUFACTURING
Aptargroup, Inc.	(20)	(1,168)
AZZ, Inc.	(31)	(1,173)
Federal Signal Corp.	(38)	(369)
Polypore International, Inc.	(8)	(336)
Raven Industries, Inc.	(31)	(950)

		(3,996)

OFFICE FURNISHINGS
Interface, Inc.	(55)	(1,044)

OIL & GAS
Approach Resources, Inc.	(29)	(768)
Atwood Oceanics, Inc.	(9)	(507)
Carrizo Oil & Gas, Inc.	(18)	(570)
Chesapeake Energy Corp.	(40)	(932)
Comstock Resources, Inc.	(42)	(704)
ConocoPhillips	(19)	(1,232)
Continental Resources, Inc.	(9)	(831)
Encana Corp.	(45)	(788)
Goodrich Petroleum Corp.	(29)	(552)
Halcon Resources Corp.	(95)	(521)
Oasis Petroleum, Inc.	(19)	(799)
Parker Drilling Co.	(74)	(449)
Patterson-UTI Energy, Inc.	(15)	(297)
Ultra Petroleum Corp.	(44)	(953)

		(9,903)

OIL & GAS SERVICES
FMC Technologies, Inc.	(16)	(853)
RPC, Inc.	(72)	(1,031)

		(1,884)

REAL ESTATE INVESTMENT TRUSTS
CBL & Associates Properties, Inc.	(40)	(911)
Corrections Corp. of America	(14)	(463)
FelCor Lodging Trust, Inc.	(151)	(912)
Mack-Cali Realty Corp.	(45)	(1,083)
Omega Healthcare Investors, Inc.	(34)	(1,082)
Rouse Properties, Inc.	(46)	(936)

		(5,387)

	Shares	Value (Note 2)
RETAIL
AutoNation, Inc.	(19)	$(910)
BJ’s Restaurants, Inc.	(33)	(1,176)
Chipotle Mexican Grill, Inc.	(3)	(1,237)
Darden Restaurants, Inc.	(26)	(1,275)
Family Dollar Stores, Inc.	(16)	(1,100)
Jack in the Box, Inc.	(26)	(1,042)
Lululemon Athletica, Inc.	(15)	(1,044)
Sally Beauty Holdings, Inc.	(40)	(1,220)
Sonic Automotive, Inc., Class A	(23)	(509)

		(9,513)

SEMICONDUCTORS
Cirrus Logic, Inc.	(24)	(463)
Hittite Microwave Corp.	(20)	(1,250)
International Rectifier Corp.	(39)	(940)
Skyworks Solutions, Inc.	(32)	(769)

		(3,422)

SOFTWARE
Acxiom Corp.	(34)	(876)
Aspen Technology, Inc.	(13)	(423)
athenahealth, Inc.	(11)	(1,231)
Blackbaud, Inc.	(41)	(1,439)
Concur Technologies, Inc.	(14)	(1,244)
Jive Software, Inc.	(67)	(899)
MSCI, Inc.	(26)	(911)
NetSuite, Inc.	(9)	(845)
Red Hat, Inc.	(20)	(1,035)
Salesforce.com, Inc.	(23)	(1,006)
Tyler Technologies, Inc.	(9)	(672)
Ultimate Software Group, Inc.	(10)	(1,353)
VMware, Inc., Class A	(7)	(575)

		(12,509)

TELECOMMUNICATIONS
ADTRAN, Inc.	(39)	(1,031)
America Movil SAB de CV, ADR	(53)	(1,112)
CenturyLink, Inc.	(21)	(753)
Ciena Corp.	(36)	(794)
Finisar Corp.	(46)	(889)
Infinera Corp.	(68)	(742)
Level 3 Communications, Inc.	(59)	(1,301)
NII Holdings, Inc.	(122)	(876)
Nokia OYJ, ADR	(190)	(749)
Palo Alto Networks, Inc.	(13)	(636)
Telefonica SA, ADR	(73)	(1,036)
Verizon Communications, Inc.	(12)	(594)
ViaSat, Inc.	(17)	(1,135)

		(11,648)

TRANSPORTATION
Hub Group, Inc., Class A	(18)	(689)
JB Hunt Transport Services, Inc.	(11)	(824)
Kansas City Southern	(7)	(754)
Old Dominion Freight Line, Inc.	(18)	(786)

		(3,053)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $137,292)		(143,362)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS
United States Oil Fund LP	(42)	$(1,569)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $1,446)		(1,569)

TOTAL SECURITIES SOLD SHORT (Proceeds $138,738)		$(144,931)

(a)	All security positions either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $193,052 and cash equivalents of $535.
(b)	Non-income producing security.
(c)	Less than 0.0005%

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AQR - AQR Capital Management LLC.

ASG - AlphaSimplex Group LLC.

FPA - First Pacific Advisors LLC.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a limited company.

PIMCO - Pacific Investment Management Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

See notes to quarterly Schedule of Investments.

REDMONT RESOLUTE FUND II

SCHEDULE OF INVESTMENTS

July 31, 2013 (Unaudited)

Description	Shares	Value (Note 2)
COMMON STOCKS (8.90%)
ADVERTISING (0.04%)
Omnicom Group, Inc.(a)	2,762	$177,514

AEROSPACE & DEFENSE (0.34%)
Cubic Corp.	3,733	188,703
Curtiss-Wright Corp.(a)	3,728	151,506
Lockheed Martin Corp.(a)	2,303	276,636
Northrop Grumman Corp.(a)	2,260	208,056
Raytheon Co.(a)	2,937	210,994
The Boeing Co.	2,141	225,019
Triumph Group, Inc.(a)	2,904	227,848
United Technologies Corp.(a)	1,874	197,838

		1,686,600

AGRICULTURE (0.03%)
Lorillard, Inc.(a)	3,575	152,045

AUTO PARTS & EQUIPMENT (0.14%)
Lear Corp.(a)	5,455	377,868
TRW Automotive Holdings Corp.(b)	4,471	327,769

		705,637

BANKS (0.87%)
Bank of America Corp.(a)	16,500	240,900
BB&T Corp.(a)	7,552	269,531
Capital One Financial Corp.(a)	4,554	314,317
CapitalSource, Inc.(a)	13,687	165,613
Citigroup, Inc.(a)	8,733	455,339
Comerica, Inc.(a)	3,367	143,232
Fifth Third Bancorp(a)	15,404	296,219
First NBC Bank Holding Co.(b)	4,496	117,615
Huntington Bancshares, Inc.(a)	25,117	214,750
JPMorgan Chase & Co.(a)	8,156	454,534
Morgan Stanley(a)	4,624	125,819
Regions Financial Corp.(a)	21,232	212,532
State Street Corp.(a)	4,086	284,672
SunTrust Banks, Inc.(a)	5,209	181,221
The Goldman Sachs Group, Inc.(a)	1,436	235,547
The PNC Financial Services Group, Inc.(a)	1,886	143,430
US Bancorp(a)	4,501	167,977
Wells Fargo & Co.(a)	8,053	350,306

		4,373,554

BEVERAGES (0.04%)
Constellation Brands, Inc., Class A(a)(b)	3,790	197,421

Description	Shares	Value (Note 2)
BIOTECHNOLOGY (0.03%)
Amgen, Inc.	1,491	$161,460

BUILDING MATERIALS (0.03%)
Gibraltar Industries, Inc.(a)(b)	9,915	152,691

CHEMICALS (0.21%)
HB Fuller Co.(a)	5,010	201,152
Huntsman Corp.(a)	15,524	279,742
LyondellBasell Industries NV, Class A(a)	3,386	232,652
Minerals Technologies, Inc.(a)	7,659	352,314

		1,065,860

COMMERCIAL SERVICES (0.43%)
Alliance Data Systems Corp.(b)	436	86,232
Chemed Corp.(a)	2,659	187,699
Emerge Energy Services LP(a)(b)	7,944	195,184
Equifax, Inc.	3,701	234,014
FTI Consulting, Inc.(a)(b)	4,088	152,319
Manpowergroup, Inc.(a)	4,174	279,115
McGraw Hill Financial, Inc.(a)	2,729	168,816
Moody’s Corp.(a)	2,973	201,480
Odyssey Marine Exploration, Inc.(b)	18,658	66,236
Robert Half International, Inc.(a)	5,264	196,031
Towers Watson & Co., Class A(a)	3,486	293,626
WEX, Inc.(a)(b)	1,003	87,201

		2,147,953

COMPUTERS (0.33%)
Apple, Inc.	183	82,807
Brocade Communications Systems, Inc.(b)	38,770	258,208
EMC Corp.(a)	10,218	267,201
NetApp, Inc.	9,122	375,097
Seagate Technology PLC(a)	8,285	338,939
Western Digital Corp.(a)	5,573	358,790

		1,681,042

DISTRIBUTION & WHOLESALE (0.09%)
Arrow Electronics, Inc.(a)(b)	6,111	278,967
WESCO International, Inc.(a)(b)	2,293	173,764

		452,731

DIVERSIFIED FINANCIAL SERVICES (0.16%)
Discover Financial Services(a)	3,273	162,046
Raymond James Financial, Inc.(a)	3,715	163,720
SLM Corp.	3,328	82,235
TD Ameritrade Holding Corp.(a)	7,369	199,184
The Charles Schwab Corp.(a)	7,952	175,660

		782,845

ELECTRIC (0.10%)
AES Corp.(a)	25,752	320,355

Description	Shares	Value (Note 2)
ELECTRIC (continued)
FirstEnergy Corp.	4,570	$173,980

		494,335

ELECTRICAL COMPONENTS & EQUIPMENT (0.02%)
Hubbell, Inc., Class B(a)	1,071	114,972

ELECTRONICS (0.23%)
Avnet, Inc.(a)(b)	8,020	302,114
Flextronics International Ltd.(a)(b)	46,596	403,521
Honeywell International, Inc.(a)	2,298	190,688
TE Connectivity Ltd.	1,577	80,490
Tyco International Ltd.(a)	4,728	164,582

		1,141,395

ENGINEERING & CONSTRUCTION (0.07%)
ABB Ltd., ADR(a)	4,676	103,059
Fluor Corp.(a)	3,956	247,487

		350,546

FOOD (0.12%)
Dean Foods Co.(b)	18,981	206,893
Tyson Foods, Inc., Class A(a)	9,345	258,109
Unilever NV(a)	3,612	144,516

		609,518

FOREST PRODUCTS & PAPER (0.12%)
International Paper Co.(a)	6,710	324,160
KapStone Paper and Packaging Corp.	5,893	259,587
PH Glatfelter Co.(a)	1,196	31,658

		615,405

HAND & MACHINE TOOLS (0.03%)
Stanley Black & Decker, Inc.	1,511	127,861

HEALTHCARE - PRODUCTS (0.19%)
CareFusion Corp.(a)(b)	4,048	156,131
Covidien PLC(a)	3,734	230,126
Hologic, Inc.(b)	8,915	202,371
Integra LifeSciences Holdings Corp.(b)	3,579	140,977
Orthofix International NV(b)	1,924	43,694
Teleflex, Inc.	1,998	158,701

		932,000

HEALTHCARE - SERVICES (0.22%)
Cigna Corp.(a)	2,698	209,986
DaVita HealthCare Partners, Inc.(a)(b)	1,415	164,720
Humana, Inc.(a)	2,127	194,110
ICON PLC(b)	2,306	90,441
Select Medical Holdings Corp.	16,645	149,306
UnitedHealth Group, Inc.(a)	2,706	197,132

Description	Shares	Value (Note 2)
HEALTHCARE - SERVICES (continued)
Universal Health Services, Inc., Class B(a)	1,495	$104,575

		1,110,270

HOME FURNISHINGS (0.02%)
Harman International Industries, Inc.(a)	1,963	118,820

HOUSEWARES (0.05%)
Newell Rubbermaid, Inc.(a)	9,525	257,365

INSURANCE (0.39%)
ACE Ltd.(a)	2,586	236,309
Axis Capital Holdings Ltd.(a)	4,096	178,422
Berkshire Hathaway, Inc., Class B(a)(b)	1,608	186,319
Everest Re Group Ltd.(a)	1,673	223,396
Marsh & McLennan Cos., Inc.(a)	3,773	157,976
MetLife, Inc.(a)	3,814	184,674
Reinsurance Group of America, Inc.(a)	2,570	174,991
The Travelers Cos., Inc.(a)	2,840	237,282
Torchmark Corp.(a)	2,605	185,163
Validus Holdings Ltd.(a)	5,245	185,830

		1,950,362

INTERNET (0.60%)
Baidu, Inc., ADR(a)(b)	3,687	487,827
CDW Corp.(b)	5,312	114,208
Ctrip.com International Ltd., ADR(a)(b)	5,044	184,762
eBay, Inc.(a)(b)	7,934	410,108
Global Sources Ltd.(b)	8,365	60,563
Google, Inc., Class A(b)	259	229,888
IAC/InterActiveCorp(a)	8,529	431,653
Perfect World Co. Ltd., ADR	8,489	178,693
SINA Corp.(a)(b)	3,011	207,669
Symantec Corp.(a)	12,992	346,626
Travelzoo, Inc.(b)	2,318	66,457
ValueClick, Inc.(b)	7,506	183,447
Yahoo!, Inc(b)	4,666	131,068

		3,032,969

LEISURE TIME (0.04%)
Johnson Outdoors, Inc., Class A(b)	2,960	75,391
Royal Caribbean Cruises Ltd.(a)	2,795	106,462

		181,853

MACHINERY - CONSTRUCTION & MINING (0.02%)
Joy Global, Inc.	1,573	77,863

MACHINERY - DIVERSIFIED (0.14%)
AGCO Corp.(a)	3,795	213,469
CNH Global NV	2,126	99,901
Flowserve Corp.	4,049	229,497

Description	Shares	Value (Note 2)
MACHINERY - DIVERSIFIED (continued)
The Babcock & Wilcox Co.(a)	5,421	$165,557

		708,424

MEDIA (0.51%)
CBS Corp., Class B(a)	3,447	182,140
Comcast Corp., Class A(a)	5,355	241,403
EW Scripps Co., Class A(a)(b)	10,315	171,332
Gannett Co., Inc.(a)	7,123	183,488
Liberty Global PLC, Class A(b)	1,969	159,725
Liberty Global PLC, Class C(b)	3,231	249,304
Liberty Media Corp., Class A(a)(b)	1,653	237,586
News Corp., Class A(b)	16,495	262,765
The Walt Disney Co.(a)	3,075	198,799
Time Warner Cable, Inc.(a)	1,969	224,604
Time Warner, Inc.(a)	3,028	188,523
Viacom, Inc., Class B(a)	3,262	237,376

		2,537,045

METAL FABRICATE & HARDWARE (0.11%)
LB Foster Co., Class A(a)	4,314	200,515
Precision Castparts Corp.(a)	688	152,543
Timken Co.(a)	3,621	211,539

		564,597

MINING (0.05%)
Constellium NV, Class A(b)	7,418	135,082
Yamana Gold, Inc.	10,950	114,975

		250,057

MISCELLANEOUS MANUFACTURING (0.23%)
3M Co.	1,336	156,887
Carlisle Cos., Inc.(a)	2,137	144,760
Dover Corp.(a)	2,574	220,437
EnPro Industries, Inc.(a)(b)	1,063	60,410
Parker Hannifin Corp.(a)	1,413	145,935
Siemens AG, ADR	2,102	232,187
Textron, Inc.(a)	6,222	170,358

		1,130,974

OFFICE & BUSINESS EQUIPMENT (0.03%)
Xerox Corp.(a)	15,204	147,479

OIL & GAS (0.77%)
Canadian Natural Resources Ltd.(a)	6,193	192,107
Diamondback Energy, Inc.(a)(b)	6,121	233,700
Energen Corp.	5,889	352,692
Ensco PLC, Class A(a)	2,152	123,396
EOG Resources, Inc.(a)	2,112	307,275
EQT Corp.	4,414	381,811
Exxon Mobil Corp.(a)	6,171	578,531
Kosmos Energy Ltd.(b)	12,676	133,859
Marathon Oil Corp.(a)	2,025	73,629
Marathon Petroleum Corp.	612	44,878
Occidental Petroleum Corp.(a)	4,906	436,879

Description	Shares	Value (Note 2)
OIL & GAS (continued)
Phillips 66(a)	5,043	$310,144
Rosetta Resources, Inc.(a)(b)	4,231	192,976
Royal Dutch Shell PLC, ADR(a)	3,911	267,317
Southwestern Energy Co.(a)(b)	6,363	246,821

		3,876,015

OIL & GAS SERVICES (0.15%)
Cameron International Corp.(a)(b)	3,090	183,237
Halliburton Co.(a)	5,911	267,118
Schlumberger Ltd.(a)	2,381	193,647
Steel Excel, Inc.(b)	1,013	29,377
Weatherford International Ltd.(a)(b)	7,550	105,398

		778,777

PACKAGING & CONTAINERS (0.22%)
Berry Plastics Group, Inc.(b)	7,237	166,885
Crown Holdings, Inc.(a)(b)	7,811	342,356
Graphic Packaging Holding Co.(a)(b)	44,109	379,338
Owens-Illinois, Inc.(a)(b)	7,956	236,691

		1,125,270

PHARMACEUTICALS (0.39%)
AbbVie, Inc.(a)	2,714	123,433
AstraZeneca PLC, ADR	4,508	228,646
Cardinal Health, Inc.(a)	3,611	180,875
Endo Health Solutions, Inc.(a)(b)	4,341	166,955
Express Scripts Holding Co.(a)(b)	3,529	231,326
Johnson & Johnson(a)	1,613	150,815
Mallinckrodt PLC(b)	0	11
McKesson Corp.(a)	1,866	228,884
Omnicare, Inc.(a)	3,987	210,474
Pfizer, Inc.(a)	4,076	119,141
Roche Holding AG, ADR(a)	1,950	119,555
Sanofi, ADR(a)	4,290	220,849

		1,980,964

REAL ESTATE INVESTMENT TRUSTS (0.19%)
American Campus Communities, Inc.	3,218	123,603
American Residential Properties, Inc.(b)	6,962	122,114
Boston Properties, Inc.(a)	916	97,966
BRE Properties, Inc.	3,026	160,560
Equity Residential(a)	1,720	96,320
Post Properties, Inc.	3,433	159,703
Silver Bay Realty Trust Corp.	5,551	89,316
Taubman Centers, Inc.	1,651	120,886

		970,468

RETAIL (0.35%)
Abercrombie & Fitch Co., Class A	3,571	178,086
Bed Bath & Beyond, Inc.(a)(b)	2,563	195,993
CVS Caremark Corp.(a)	3,974	244,361
Foot Locker, Inc.(a)	5,896	213,022
Macy’s, Inc.(a)	4,796	231,839
MSC Industrial Direct Co., Inc., Class A	2,071	167,647
Nordstrom, Inc.(a)	2,246	137,545

Description	Shares	Value (Note 2)
RETAIL (continued)
Rite Aid Corp.(b)	61,348	$184,044
Target Corp.(a)	2,800	199,500

		1,752,037

SAVINGS & LOANS (0.02%)
First Niagara Financial Group, Inc.	9,639	103,041

SEMICONDUCTORS (0.32%)
Analog Devices, Inc.(a)	4,163	205,486
LSI Corp.(a)(b)	39,341	306,073
NVIDIA Corp.(a)	15,449	222,929
ON Semiconductor Corp.(a)(b)	47,543	391,754
QUALCOMM, Inc.(a)	3,571	230,508
Texas Instruments, Inc.(a)	6,387	250,370

		1,607,120

SHIPBUILDING (0.04%)
Huntington Ingalls Industries, Inc.(a)	3,284	204,199

SOFTWARE (0.23%)
Activision Blizzard, Inc.(a)	20,503	368,644
AVG Technologies NV(b)	6,563	146,355
CA, Inc.(a)	9,064	269,563
Microsoft Corp.(a)	8,031	255,627
Omnicell, Inc.(b)	4,425	93,367

		1,133,556

TELECOMMUNICATIONS (0.14%)
Amdocs Ltd.(a)	4,047	155,688
Cisco Systems, Inc.(a)	8,724	222,898
Harris Corp.	1,520	86,747
RigNet, Inc.(b)	2,934	80,098
Vodafone Group PLC, ADR	2,514	75,294
Windstream Corp.	12,161	101,545

		722,270

TRANSPORTATION (0.05%)
Norfolk Southern Corp.(a)	2,739	200,385
United Parcel Service, Inc., Class B	791	68,659

		269,044

TOTAL COMMON STOCKS (Cost $42,133,496)		44,714,224

OPEN-END MUTUAL FUNDS (89.87%)
AQR Multi Strategy Alternative Fund, Class I	7,672,322	77,950,792
AQR Risk Parity Fund, Class I	6,952,989	77,039,119
ASG Managed Futures Strategy Fund, Class Y	1,807,474	17,333,679
BlackRock Global Allocation Fund, Inc., Class I	2,113,599	44,766,024
Diamond Hill Long-Short Fund, Class Y	2,010,663	42,867,336
FPA Crescent Fund	1,410,310	44,932,478
MainStay Marketfield Fund, Class I	2,464,821	43,134,370

Description		Shares	Value (Note 2)
OPEN-END MUTUAL FUNDS (continued)
PIMCO Global Multi-Asset Fund, Institutional Class		5,673,253	$59,909,556
Stadion Trilogy Fund, Class I		242,954	2,582,604
Turner Spectrum Fund, Institutional Class(b)		3,647,524	40,706,367

			451,222,325

TOTAL OPEN-END MUTUAL FUNDS (Cost $437,600,578)			451,222,325

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.81%)
Dreyfus Treasury Cash Management Fund, Institutional Class	0.000% (c)	4,039,204	4,039,204

TOTAL SHORT TERM INVESTMENTS (Cost $4,039,204)			4,039,204

TOTAL INVESTMENTS (99.58%) (Cost $483,773,278)			$499,975,753

SEGREGATED CASH WITH BROKERS (0.01%)			71,534

SECURITIES SOLD SHORT (-4.31%) (Proceeds $20,773,326)			(21,663,263)

OTHER ASSETS IN EXCESS OF LIABILITIES (4.72%)			23,717,715
NET ASSETS (100.00%)			$502,101,739

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value (Note 2)
COMMON STOCKS
APPAREL
Columbia Sportswear Co.	(1,688)	$ (108,910)
Quiksilver, Inc.	(27,592)	(174,381)
Under Armour, Inc., Class A	(3,164)	(212,399)

		(495,690)

AUTO MANUFACTURERS
Navistar International Corp.	(2,281)	(77,896)
Oshkosh Corp.	(1,911)	(85,651)

		(163,547)

AUTO PARTS & EQUIPMENT
Accuride Corp.	(24,592)	(140,666)
American Axle & Manufacturing Holdings, Inc.	(8,791)	(170,985)

		(311,651)

BANKS
1st United Bancorp, Inc.	(7,699)	(59,898)
Cardinal Financial Corp.	(3,539)	(57,898)
Community Bank System, Inc.	(3,632)	(121,817)
CVB Financial Corp.	(9,543)	(124,918)
First Financial Bankshares, Inc.	(1,899)	(117,073)
Glacier Bancorp, Inc.	(366)	(8,908)
Northern Trust Corp.	(1,771)	(103,674)
TCF Financial Corp.	(8,170)	(124,511)
Tompkins Financial Corp.	(1,578)	(71,215)
TrustCo Bank Corp.	(15,756)	(93,591)

	Shares	Value (Note 2)
BANKS (continued)
Trustmark Corp.	(4,084)	$(110,145)
UMB Financial Corp.	(2,114)	(126,417)
United Bankshares, Inc.	(4,216)	(119,397)
Valley National Bancorp	(12,747)	(131,931)
Westamerica Bancorporation	(3,543)	(170,029)

		(1,541,422)

BIOTECHNOLOGY
Ariad Pharmaceuticals, Inc.	(3,241)	(60,218)
Seattle Genetics, Inc.	(1,727)	(69,978)
Spectrum Pharmaceuticals, Inc.	(4,648)	(39,229)

		(169,425)

BUILDING MATERIALS
AAON, Inc.	(1,159)	(24,989)
Builders FirstSource, Inc.	(23,329)	(137,641)
Simpson Manufacturing Co., Inc.	(5,586)	(184,450)
Texas Industries, Inc.	(1,691)	(105,079)
Trex Co., Inc.	(3,154)	(149,310)
Vulcan Materials Co.	(2,489)	(117,431)

		(718,900)

CHEMICALS
EI du Pont de Nemours & Co.	(1,805)	(104,130)
Olin Corp.	(2,915)	(71,126)

		(175,256)

COMMERCIAL SERVICES
Monro Muffler Brake, Inc.	(4,105)	(176,556)
Ritchie Bros Auctioneers, Inc.	(7,496)	(144,298)
Rollins, Inc.	(6,098)	(155,499)
ServiceSource International, Inc.	(14,888)	(158,855)
Weight Watchers International, Inc.	(3,013)	(142,967)

		(778,175)

COMPUTERS
IHS, Inc., Class A	(1,448)	(158,961)
Infosys Ltd., ADR	(3,652)	(181,431)
Wipro Ltd., ADR	(23,938)	(206,346)

		(546,738)

DISTRIBUTION & WHOLESALE
Fastenal Co.	(2,430)	(119,094)

DIVERSIFIED FINANCIAL SERVICES
Greenhill & Co., Inc.	(2,306)	(116,084)

ELECTRIC
Dominion Resources, Inc.	(2,213)	(131,253)
NextEra Energy, Inc.	(1,410)	(122,120)
Ormat Technologies, Inc.	(2,114)	(48,685)
Pepco Holdings, Inc.	(6,933)	(142,473)
TECO Energy, Inc.	(7,174)	(126,765)
Wisconsin Energy Corp.	(2,773)	(120,570)

		(691,866)

ELECTRICAL COMPONENTS & EQUIPMENT
Acuity Brands, Inc.	(1,659)	(143,504)
Generac Holdings, Inc.	(2,705)	(117,262)

		(260,766)

ELECTRONICS
Itron, Inc.	(3,826)	(164,977)
Methode Electronics, Inc.	(2,685)	(50,720)

	Shares	Value (Note 2)
ELECTRONICS (continued)
National Instruments Corp.	(6,540)	$(184,363)

		(400,060)

ENVIRONMENTAL CONTROL
Stericycle, Inc.	(1,380)	(159,997)

FOOD
Annie’s, Inc.	(2,661)	(109,926)
Hillshire Brands Co.	(3,962)	(139,502)
Snyders-Lance, Inc.	(4,925)	(155,876)
Sysco Corp.	(5,157)	(177,968)
Tootsie Roll Industries, Inc.	(2,758)	(93,386)
United Natural Foods, Inc.	(3,130)	(183,418)

		(860,076)

FOREST PRODUCTS & PAPER
Fibria Celulose SA, ADR	(9,999)	(110,789)
Resolute Forest Products, Inc.	(5,805)	(88,584)
Wausau Paper Corp.	(13,619)	(155,120)

		(354,493)

GAS
NiSource, Inc.	(5,010)	(153,907)

HEALTHCARE - PRODUCTS
ABIOMED, Inc.	(3,522)	(88,332)
HeartWare International, Inc.	(630)	(58,225)
IDEXX Laboratories, Inc.	(717)	(70,259)
ResMed, Inc.	(2,013)	(95,919)

		(312,735)

HOME BUILDERS
KB Home	(3,692)	(65,533)

HOUSEHOLD PRODUCTS & WARES
The Clorox Co.	(1,773)	(152,372)
Kimberly-Clark Corp.	(1,437)	(141,976)
The Scotts Miracle-Gro Co., Class A	(1,384)	(69,546)

		(363,894)

INTERNET
Angie’s List, Inc.	(5,818)	(128,112)
AOL, Inc.	(3,107)	(114,462)
Bankrate, Inc.	(8,343)	(149,590)
Blue Nile, Inc.	(4,969)	(192,946)
Cogent Communications Group, Inc.	(4,753)	(136,031)
E-Commerce China Dangdang, Inc., ADR	(17,674)	(166,666)
Equinix, Inc.	(964)	(172,893)
Giant Interactive Group, Inc., ADR	(10,915)	(88,957)
Internap Network Services Corp.	(9,137)	(74,467)
LinkedIn Corp., Class A	(986)	(200,937)
Netflix, Inc.	(577)	(140,915)
Shutterfly, Inc.	(1,236)	(66,237)
Shutterstock, Inc.	(2,753)	(146,322)
Vitacost.com, Inc.	(6,118)	(54,573)
Yelp, Inc.	(3,955)	(165,319)
Youku Tudou, Inc., ADR	(8,481)	(188,109)
YY, Inc., ADR	(5,331)	(232,911)

		(2,419,447)

LODGING
Caesars Entertainment Corp.	(4,639)	(74,502)

	Shares	Value (Note 2)
MACHINERY - CONSTRUCTION & MINING
Caterpillar, Inc.	(1,185)	$(98,248)

MACHINERY - DIVERSIFIED
Altra Holdings, Inc.	(1,780)	(44,393)
Briggs & Stratton Corp.	(9,121)	(184,700)
Manitex International, Inc.	(3,255)	(37,563)
The Manitowoc Co., Inc.	(8,252)	(169,414)
Roper Industries, Inc.	(1,082)	(136,289)

		(572,359)

METAL FABRICATE & HARDWARE
Sun Hydraulics Corp.	(3,375)	(106,144)

MINING
US Silica Holdings, Inc.	(2,823)	(68,317)

MISCELLANEOUS MANUFACTURING
Aptargroup, Inc.	(2,971)	(173,477)
AZZ, Inc.	(4,691)	(177,461)
Federal Signal Corp.	(5,620)	(54,514)
Polypore International, Inc.	(1,257)	(52,781)
Raven Industries, Inc.	(4,577)	(140,331)

		(598,564)

OFFICE FURNISHINGS
Interface, Inc.	(8,149)	(154,750)

OIL & GAS
Approach Resources, Inc.	(4,364)	(115,602)
Atwood Oceanics, Inc.	(1,365)	(76,904)
Carrizo Oil & Gas, Inc.	(2,663)	(84,337)
Chesapeake Energy Corp.	(5,967)	(139,031)
Comstock Resources, Inc.	(6,318)	(105,953)
ConocoPhillips	(2,804)	(181,867)
Continental Resources, Inc.	(1,402)	(129,405)
Encana Corp.	(6,789)	(118,943)
Goodrich Petroleum Corp.	(4,353)	(82,794)
Halcon Resources Corp.	(14,219)	(77,920)
Oasis Petroleum, Inc.	(2,877)	(120,949)
Parker Drilling Co.	(11,085)	(67,286)
Patterson-UTI Energy, Inc.	(2,215)	(43,791)
Ultra Petroleum Corp.	(6,578)	(142,414)

		(1,487,196)

OIL & GAS SERVICES
FMC Technologies, Inc.	(2,320)	(123,656)
RPC, Inc.	(10,716)	(153,453)

		(277,109)

REAL ESTATE INVESTMENT TRUSTS
CBL & Associates Properties, Inc.	(6,043)	(137,599)
Corrections Corp. of America	(2,165)	(71,553)
FelCor Lodging Trust, Inc.	(22,519)	(136,015)
Mack-Cali Realty Corp.	(6,713)	(161,515)
Omega Healthcare Investors, Inc.	(5,132)	(163,352)
Rouse Properties, Inc.	(6,932)	(141,066)

		(811,100)

RETAIL
AutoNation, Inc.	(2,864)	(137,186)
BJ’s Restaurants, Inc.	(4,983)	(177,594)
Chipotle Mexican Grill, Inc.	(496)	(204,486)

	Shares	Value (Note 2)
RETAIL (continued)
Darden Restaurants, Inc.	(3,818)	$(187,273)
Family Dollar Stores, Inc.	(2,369)	(162,892)
Jack in the Box, Inc.	(3,836)	(153,785)
Lululemon Athletica, Inc.	(2,195)	(152,706)
Sally Beauty Holdings, Inc.	(5,949)	(181,504)
Sonic Automotive, Inc., Class A	(3,450)	(76,383)

		(1,433,809)

SEMICONDUCTORS
Cirrus Logic, Inc.	(3,647)	(70,314)
Hittite Microwave Corp.	(3,024)	(188,940)
International Rectifier Corp.	(5,898)	(142,201)
Skyworks Solutions, Inc.	(4,853)	(116,569)

		(518,024)

SOFTWARE
Acxiom Corp.	(5,018)	(129,314)
Aspen Technology, Inc.	(1,871)	(60,882)
athenahealth, Inc.	(1,680)	(188,076)
Blackbaud, Inc.	(6,067)	(212,891)
Concur Technologies, Inc.	(2,061)	(183,202)
Jive Software, Inc.	(9,981)	(133,945)
MSCI, Inc.	(3,820)	(133,891)
NetSuite, Inc.	(1,354)	(127,127)
Red Hat, Inc.	(2,990)	(154,792)
Salesforce.com, Inc.	(3,387)	(148,181)
Tyler Technologies, Inc.	(1,302)	(97,155)
Ultimate Software Group, Inc.	(1,451)	(196,320)
VMware, Inc., Class A	(1,108)	(91,067)

		(1,856,843)

TELECOMMUNICATIONS
ADTRAN, Inc.	(5,843)	(154,431)
America Movil SAB de CV, ADR	(7,959)	(166,980)
CenturyLink, Inc.	(3,203)	(114,828)
Ciena Corp.	(5,428)	(119,742)
Finisar Corp.	(6,827)	(131,966)
Infinera Corp.	(10,228)	(111,587)
Level 3 Communications, Inc.	(8,885)	(195,914)
NII Holdings, Inc.	(18,243)	(130,985)
Nokia OYJ, ADR	(28,470)	(112,172)
Palo Alto Networks, Inc.	(1,997)	(97,733)
Telefonica SA, ADR	(10,869)	(154,231)
Verizon Communications, Inc.	(1,733)	(85,749)
ViaSat, Inc.	(2,551)	(170,381)

		(1,746,699)

TRANSPORTATION
Hub Group, Inc., Class A	(2,699)	(103,237)
JB Hunt Transport Services, Inc.	(1,599)	(119,813)
Kansas City Southern	(994)	(107,104)
Old Dominion Freight Line, Inc.	(2,700)	(117,936)

		(448,090)

TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $20,558,435)		(21,430,510)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS
United States Oil Fund LP	(6,230)	$(232,753)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $214,891)		(232,753)

TOTAL SECURITIES SOLD SHORT (Proceeds $20,773,326)		$(21,663,263)

SCHEDULE OF WRITTEN OPTIONS

	Number of Contracts	Exercise Price	Maturity Date	Value
WRITTEN CALL OPTIONS
Cameron International Corp.	9	$60.00	01/18/2014	$(3,960)
Phillips 66	40	55.00	11/16/2013	(31,200)

TOTAL WRITTEN CALL OPTIONS (Proceeds $23,089)				$(35,160)

(a)	All security positions either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $26,492,739 and cash equivalents of $71,534.
(b)	Non-income producing security.
(c)	Less than 0.0005%

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AQR - AQR Capital Management LLC.

ASG - AlphaSimplex Group LLC.

FPA - First Pacific Advisors LLC.

LP - Limited Partnership.

Ltd.- Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a limited company.

PIMCO - Pacific Investment Management Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

See notes to quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments

July 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2013, the Trust has 28 registered funds. This quarterly report describes the Redmont Resolute Fund I and Redmont Resolute Fund II (each a “Fund” and collectively, the “Funds”). The Funds seek to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Funds pursue their objectives primarily by allocating their assets among (i) investment sub-advisers who manage alternative hedging investment strategies, (ii) other open-end investment companies, registered under the 1940 Act that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties, for the purposes of seeking economic exposure to alternative or hedging strategies. The Redmont Resolute Fund I offers Class A and Class I shares and the Redmont Resolute Fund II offers Class I shares. All classes of shares of a particular Fund have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Short Sales: The Funds may seek to hedge investments or realize additional gains through the use of short sales. Short sales are transactions in which the Funds sell a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Funds’ custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Funds also will incur transaction costs in effecting short sales.

Option Contracts: The Funds may invest in options that trade on either an exchange or over-the-counter. By buying a call option on a security, the Funds have the right, in return for the premium paid, to buy the security or commodity underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Funds become obligated, during the term of the option, to deliver the security or commodity underlying the option at the exercise price if the option is exercised. By buying a put option, the Funds have the right, in return for the premium, to sell the security or commodity underlying the option at the exercise price. By writing a put option and receiving a premium, the Funds become obligated during the term of the option to purchase the security or commodity underlying the option at the exercise price. An option on an index gives the holder the right to receive an amount of cash upon exercise of the option equal to the difference between the closing value of the index and the exercise price of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a market index such as the S&P 500 Index. When the Funds purchase an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. When the Funds write an option on a futures contract, it becomes obligated, in return for the premium received, to assume a position in the futures contract (a short position if the option is a call, a long position if the option is a put) at a specified exercise price at any time during the term of the option. If the Funds write a call, it assumes a short futures position. If the Funds write a put, it assumes a long futures position. Upon exercise of the option, the delivery of the futures position to the purchaser of the option will be accompanied by transfer to the purchaser of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2013:

Redmont Resolute Fund I

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$299,042	$–	$–	$299,042
Open-End Mutual Funds	3,014,067	–	–	3,014,067
Short Term Investments	26,736	–	–	26,736
Total	$3,339,845	$–	$–	$3,339,845

Other Financial Instruments
Liabilities:
Securities Sold Short:
Common Stocks	$(143,362)	$–	$–	$(143,362)
Exchange Traded Funds	(1,569)	–	–	(1,569)
Total	$(144,931)	$–	$–	$(144,931)

Redmont Resolute Fund II
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$44,714,224	$–	$–	$44,714,224
Open-End Mutual Funds	451,222,325	–	–	451,222,325
Short Term Investments	4,039,204	–	–	4,039,204
Total	$499,975,753	$–	$–	$499,975,753

Other Financial Instruments
Liabilities:

Securities Sold Short:
Common Stocks	$(21,430,510)	$–	$–	$(21,430,510)
Exchange Traded Funds	(232,753)	–	–	(232,753)
Written Options	–	(35,160)	–	(35,160)
Total	$(21,663,263)	$(35,160)	$–	$(21,698,423)

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2013, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Redmont Resolute Fund I	Redmont Resolute Fund II
Gross appreciation (excess of value over tax cost)	$184,355	$25,513,063
Gross depreciation (excess of tax cost over value)	(43,710)	(9,747,210)
Net unrealized appreciation	$140,645	$15,765,853
Cost of investments for income tax purposes	$3,199,200	$484,209,900

SEAFARER OVERSEAS GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2013 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (87.0%)

Brazil (7.1%)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	BRL	59,000	$890,942
Odontoprev SA	BRL	190,700	785,754
Aliansce Shopping Centers SA	BRL	75,000	691,038

Total Brazil			2,367,734

Chile (4.7%)
Sociedad Quimica y Minera de Chile SA ADR	USD	27,000	781,920
Corpbanca SA	CLP	59,535,716	590,896
Corpbanca SA/Chile ADR	USD	13,376	199,570

Total Chile			1,572,386

China / Hong Kong (13.2%)
Dongfang Electric Corp. Ltd.	HKD	850,000	1,180,014
Hang Lung Properties, Ltd.	HKD	275,000	890,210
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	787,000	743,222
Beijing Enterprises Holdings, Ltd.	HKD	105,000	701,004
Kingdee International Software Group Co., Ltd.(a)	HKD	2,294,000	481,518
Citic Telecom International Holdings, Ltd.	HKD	1,300,000	400,416

Total China / Hong Kong			4,396,384

India (2.2%)
Infosys, Ltd. ADR	USD	14,500	720,360

Total India			720,360

Indonesia (1.7%)
Perusahaan Gas Negara Persero Tbk PT	IDR	950,000	545,566

Total Indonesia			545,566

Japan (6.9%)
NTT DOCOMO, Inc.	JPY	800	1,218,463
Ajinomoto Co., Inc.	JPY	76,000	1,060,130

Total Japan			2,278,593

Malaysia (4.1%)
AMMB Holdings Bhd	MYR	295,000	712,181
Hartalega Holdings Bhd	MYR	330,060	661,341

Total Malaysia			1,373,522

	Currency	Shares	Value
Mexico (4.3%)
Grupo Herdez SAB de CV	MXN	242,945	$780,034
Kimberly-Clark de Mexico SAB de CV, Class A	MXN	191,300	630,540

Total Mexico			1,410,574

Poland (10.6%)
PGE SA	PLN	300,000	1,418,600
Bank Pekao SA	PLN	24,500	1,257,600
Asseco Poland SA	PLN	58,000	827,008

Total Poland			3,503,208

Singapore (9.0%)
SIA Engineering Co., Ltd.	SGD	315,000	1,207,105
Keppel Corp., Ltd.	SGD	100,000	813,985
Singapore Technologies Engineering, Ltd.	SGD	165,000	555,637
Hong Leong Finance, Ltd.	SGD	200,000	421,175

Total Singapore			2,997,902

South Africa (1.1%)
Life Healthcare Group Holdings, Ltd.	ZAR	100,000	364,391

Total South Africa			364,391

South Korea (4.1%)
Sindoh Co., Ltd.	KRW	23,500	1,359,811

Total South Korea			1,359,811

Taiwan (4.4%)
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	248,000	843,371
Taiwan Hon Chuan Enterprise Co., Ltd.	TWD	282,000	625,776

Total Taiwan			1,469,147

Thailand (3.3%)
Bangkok Bank PCL NVDR	THB	105,000	687,457
Thai Reinsurance PCL(a)	THB	2,600,000	396,062

Total Thailand			1,083,519

Turkey (4.7%)
Netas Telekomunikasyon AS	TRY	220,000	801,161
Aselsan Elektronik Sanayi Ve Ticaret AS	TRY	170,000	771,888

Total Turkey			1,573,049

Vietnam (5.6%)
PetroVietnam Drilling and Well Services JSC	VND	315,000	750,892

			Currency	Shares	Value
Vietnam (continued)
Nam Long Investment Corp.(a)			VND	406,300	$422,130
Bao Viet Holdings			VND	190,000	373,616
Dry Cell & Storage Battery JSC			VND	205,990	173,168
Vietnam National Reinsurance Corp.			VND	125,800	148,351

Total Vietnam					1,868,157

TOTAL COMMON STOCKS
(Cost $29,559,968)					28,884,303

PREFERRED STOCKS (6.8%)
Brazil (3.2%)
Vale SA			BRL	85,000	1,051,812

Total Brazil					1,051,812

South Korea (3.6%)
Samsung Fire & Marine Insurance Co., Ltd.			KRW	6,000	661,268
S-Oil Corp.			KRW	11,000	529,911

Total South Korea					1,191,179

TOTAL PREFERRED STOCKS
(Cost $2,354,478)					2,242,991

	Currency	Rate	Maturity Date	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS (2.2%)
Singapore (1.4%)
Olam International, Ltd.	USD	6.00%	10/15/16	$500,000	$487,000

Total Singapore					487,000

South Africa (0.8%)
Steinhoff International Holdings, Ltd., Series SHF	ZAR	9.63%	07/20/15	2,000,000	256,287

Total South Africa					256,287

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $823,764)					743,287

TOTAL INVESTMENTS
(Cost $32,738,210) (96.0%)					$31,870,581

Cash and Other Assets, Less Liabilities (4.0%)					1,331,403
NET ASSETS (100.0%)					$33,201,984

(a)	Non-income producing security.

Certain securities were fair valued in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (Note 2).

Currency Abbreviations
BRL	-	Brazil Real
CLP	-	Chile Peso
HKD	-	Hong Kong Dollar
IDR	-	Indonesia Rupiah
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkey Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

Common Abbreviations:
ADR	-	American Depositary Receipt.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
NVDR	-	Non-Voting Depositary Receipt.
PCL	-	Public Company Limited.
PT	-	Perseroan Terbata, Limited Liability Company in Indonesia.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	-	A variable capital company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

July 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2013, the Trust had 28 registered funds. This quarterly report describes the Seafarer Overseas Growth and Income Fund (the “Fund”). The Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns. The Fund offers Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Fund’s valuation procedures set forth certain triggers that inform the Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2013:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Brazil	$2,367,734	$–	$–	$2,367,734
Chile	1,572,386	–	–	1,572,386
China / Hong Kong	–	4,396,384	–	4,396,384
India	720,360	–	–	720,360
Indonesia	–	545,566	–	545,566
Japan	–	2,278,593	–	2,278,593
Malaysia	661,341	712,181	–	1,373,522
Mexico	1,410,574	–	–	1,410,574
Poland	–	3,503,208	–	3,503,208
Singapore	1,207,105	1,790,797	–	2,997,902
South Africa	–	364,391	–	364,391
South Korea	–	1,359,811	–	1,359,811
Taiwan	–	1,469,147	–	1,469,147
Thailand	–	1,083,519	–	1,083,519
Turkey	–	1,573,049	–	1,573,049
Vietnam	422,130	1,446,027	–	1,868,157
Preferred Stocks
Brazil	1,051,812	–	–	1,051,812
South Korea	–	1,191,179	–	1,191,179
Convertible Corporate Bonds(a)	–	743,287	–	743,287
Total	$9,413,442	$22,457,139	$–	$31,870,581

(a)	For detailed descriptions of countries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. For the period ended July 31, 2013, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$ 1,925,416
Gross depreciation (excess of tax cost over value)	(2,919,234)
Net unrealized depreciation	$ (993,818)
Cost of investments for income tax purposes	$ 32,864,399

VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.60%)
Communications (14.93%)
Internet (1.75%)
Google, Inc., Class A(a)	11,030	$9,790,228

Media (8.77%)
Discovery Communications, Inc., Class C(a)	262,972	19,107,546
Time Warner, Inc.	173,862	10,824,648
The Walt Disney Co.	294,577	19,044,403

		48,976,597

Telecommunications (4.41%)
Cisco Systems, Inc.	962,895	24,601,967

TOTAL COMMUNICATIONS		83,368,792

Consumer, Cyclical (10.25%)
Apparel (1.92%)
LVMH Moet Hennessy Louis Vuitton, SA	59,395	10,729,707

Lodging (8.33%)
Intercontinental Hotels Group PLC, ADR	856,055	24,748,562
Starwood Hotels & Resorts Worldwide, Inc.	329,289	21,782,467

		46,531,029

TOTAL CONSUMER, CYCLICAL		57,260,736

Consumer, Non-cyclical (16.40%)
Beverages (3.36%)
The Coca-Cola Co.	467,433	18,734,715

Commercial Services (4.02%)
Mastercard, Inc., Class A	36,716	22,419,157

Food (6.22%)
Tesco PLC	4,348,683	24,265,651
Unilever NV, New York Registry Shares	261,778	10,473,738

		34,739,389

Pharmaceuticals (2.80%)
Express Scripts Holding Co.(a)	238,768	15,651,242

TOTAL CONSUMER, NON-CYCLICAL		91,544,503

Financial (24.06%)
Banks (4.91%)
The Bank of New York Mellon Corp.	871,658	27,413,644

Diversified Financial Services (11.93%)
CME Group, Inc.	94,936	7,023,365
Franklin Resources, Inc.	458,997	22,435,773
The NASDAQ OMX Group, Inc.	687,677	22,280,735

	Shares	Value (Note 2)
Diversified Financial Services (continued)
Visa, Inc., Class A	83,908	$14,852,555

		66,592,428

Insurance (7.22%)
The Chubb Corp.	176,821	15,295,016
Everest Re Group, Ltd.	187,469	25,032,736

		40,327,752

TOTAL FINANCIAL		134,333,824

Industrial (10.45%)
Aerospace/Defense (3.01%)
United Technologies Corp.	159,234	16,810,333

Miscellaneous Manufacturing (7.44%)
Dover Corp.	296,069	25,355,349
Parker Hannifin Corp.	156,613	16,174,991

		41,530,340

TOTAL INDUSTRIAL		58,340,673

Technology (21.51%)
Computers (6.84%)
Apple, Inc.	84,365	38,175,162

Semiconductors (4.55%)
QUALCOMM, Inc.	394,085	25,438,187

Software (10.12%)
Check Point Software Technologies, Ltd.(a)	411,900	23,194,089
Oracle Corp.	1,029,414	33,301,543

		56,495,632

TOTAL TECHNOLOGY		120,108,981

TOTAL COMMON STOCKS (Cost $455,047,988)		544,957,509

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.38%)
Money Market Fund (1.38%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	7,717,566	7,717,566

TOTAL SHORT TERM INVESTMENTS (Cost $7,717,566)			7,717,566

TOTAL INVESTMENTS (98.98%) (Cost $462,765,554)			$552,675,075

Other Assets In Excess Of Liabilities (1.02%)			5,673,874

NET ASSETS (100.00%)			$558,348,949

(a)	Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

July 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.11%)
Basic Materials (4.87%)
Chemicals (4.87%)
KMG Chemicals, Inc.	987,152	$22,289,892
NewMarket Corp.	17,100	4,660,776

		26,950,668

TOTAL BASIC MATERIALS		26,950,668

Communications (13.24%)
Internet (5.52%)
ValueClick, Inc.(a)	1,248,414	30,511,238

Media (4.02%)
John Wiley & Sons, Inc., Class A	493,262	22,260,914

Telecommunications (3.70%)
NeuStar, Inc., Class A(a)	365,036	20,471,219

TOTAL COMMUNICATIONS		73,243,371

Consumer, Cyclical (5.90%)
Apparel (3.61%)
Iconix Brand Group, Inc.(a)	607,923	19,964,191

Leisure Time (0.87%)
Interval Leisure Group, Inc.	223,742	4,812,691

Retail (1.42%)
Sonic Corp.(a)	511,295	7,858,604

TOTAL CONSUMER, CYCLICAL		32,635,486

Consumer, Non-cyclical (22.89%)
Commercial Services (19.72%)
Chemed Corp.	320,883	22,651,131
Global Payments, Inc.	420,790	19,486,785
Heartland Payment Systems, Inc.	726,297	27,098,141
Live Nation Entertainment, Inc.(a)	1,325,111	21,705,318
Universal Technical Institute, Inc.	1,549,569	18,129,958

		109,071,333

Household Products/Wares (3.17%)
Tupperware Brands Corp.	207,811	17,514,311

TOTAL CONSUMER, NON-CYCLICAL		126,585,644

Financial (19.59%)
Diversified Financial Services (6.01%)
Eaton Vance Corp.	276,303	11,181,982
The NASDAQ OMX Group, Inc.	680,700	22,054,680

		33,236,662

		Shares	Value (Note 2)
Insurance (13.58%)
Everest Re Group, Ltd.		185,990	$24,835,245
Montpelier Re Holdings Ltd.		567,591	15,330,633
The Navigators Group, Inc.(a)		423,701	24,557,710
ProAssurance Corp.		193,934	10,381,287

			75,104,875

TOTAL FINANCIAL			108,341,537

Industrial (18.25%)
Aerospace/Defense (2.98%)
Curtiss-Wright Corp.		404,728	16,448,146

Electronics (10.09%)
Ituran Location and Control, Ltd.		961,343	17,208,040
PerkinElmer, Inc.		643,844	21,948,642
Woodward, Inc.		407,092	16,658,204

			55,814,886

Hand/Machine Tools (1.90%)
Lincoln Electric Holdings, Inc.		177,824	10,498,729

Machinery-Diversified (0.85%)
Nordson Corp.		65,080	4,696,173

Miscellaneous Manufacturing (2.43%)
Donaldson Co., Inc.		370,878	13,444,327

TOTAL INDUSTRIAL			100,902,261

Technology (11.37%)
Software (11.37%)
ACI Worldwide, Inc.(a)		469,580	22,234,613
Fair Isaac Corp.		383,292	19,149,268
MSCI, Inc.(a)		297,315	10,420,891
Open Text Corp.		156,629	11,047,043

			62,851,815

TOTAL TECHNOLOGY			62,851,815

TOTAL COMMON STOCKS
(Cost $471,352,858)			531,510,782

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.34%)
Money Market Fund (7.34%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	40,583,962	40,583,962

TOTAL SHORT TERM INVESTMENTS
(Cost $40,583,962)			40,583,962

TOTAL INVESTMENTS (103.45%)
(Cost $511,936,820)			$572,094,744

Liabilities In Excess Of Other Assets (-3.45%)			(19,055,230)

NET ASSETS (100.00%)			$553,039,514

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2013, the Trust had 28 registered funds. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded mid- and large-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage. The Vulcan Value Partners Small Cap Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2013.

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$544,957,509	$–	$–	$544,957,509
Short Term Investments	7,717,566	–	–	7,717,566
TOTAL	$552,675,075	$–	$–	$552,675,075

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$531,510,782	$–	$–	$531,510,782
Short Term Investments	40,583,962	–	–	40,583,962
TOTAL	$572,094,744	$–	$–	$572,094,744

(a)	For detailed descriptions, see the accompanying Statements of Investments.

The Funds recognize transfers between levels as of the end of period. For the period ended July 31, 2013, the Funds did not have any transfers between Level 1 and Level 2 securities. For the period ended July 31, 2013, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund

Gross appreciation (excess of value over tax cost)	$96,012,121	$65,676,687
Gross depreciation (excess of tax cost over value)	(6,200,540)	(5,578,636)
Net unrealized appreciation	89,811,581	60,098,051
Cost of investments for income tax purposes	$462,863,494	$511,996,693

STATEMENT OF INVESTMENTS
STONEBRIDGE SMALL-CAP GROWTH FUND	July 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS (99.43%)
CONSUMER CYCLICAL - (5.62%)
Home Builders (1.48%)
TRI Pointe Homes, Inc.**	19,000	$286,710

Retail (4.14%)
Outerwall, Inc.**	8,750	483,438
Vera Bradley, Inc.**	13,000	315,120

		798,558

TOTAL CONSUMER CYCLICAL		1,085,268

CONSUMER DISCRETIONARY - (5.82%)
Consumer Electronics (1.57%)
Harman International Industries, Inc.	5,000	302,650

Consumer Services: Miscellaneous (1.05%)
Steiner Leisure Ltd.**	3,500	202,790

Education Services (1.18%)
Grand Canyon Education, Inc.**	6,750	228,285

Household Furnishings (2.02%)
Select Comfort Corp.**	17,000	388,450

TOTAL CONSUMER DISCRETIONARY		1,122,175

CONSUMER STAPLES - (2.08%)
Foods (2.08%)
Chefs’ Warehouse, Inc.**	20,000	401,000

TOTAL CONSUMER STAPLES		401,000

ENERGY - (8.65%)
Offshore Drilling & Other Services (2.16%)
Atwood Oceanics, Inc.**	7,400	416,916

Oil & Gas (1.99%)
Halcon Resources Corp.**	70,000	383,600

Oil Well Equipment & Services (3.47%)
McDermott International, Inc.**	77,500	670,375

Oil: Crude Producers (1.03%)
Kodiak Oil & Gas Corp.**	20,500	199,055

TOTAL ENERGY		1,669,946

	Shares	Market Value
FINANCIAL SERVICES - (1.82%)
Financial Data & Systems (1.82%)
Higher One Holdings, Inc.**	32,500	$351,000

TOTAL FINANCIAL SERVICES		351,000

HEALTH CARE - (20.42%)
Biotechnology (3.89%)
Endocyte, Inc.**	10,000	179,700
Genomic Health, Inc.**	10,675	380,457
ImmunoGen, Inc.**	10,000	190,500

		750,657

Health Care Equipment (1.09%)
Volcano Corp.**	10,500	209,685

Health Care Facilities (2.24%)
VCA Antech, Inc.**	15,000	431,400

Health Care Services (3.82%)
HMS Holdings Corp.**	30,500	737,795

Medical & Dental Instruments & Supplies (2.31%)
Align Technology, Inc.**	6,500	279,760
Merit Medical Systems, Inc.**	12,700	166,878

		446,638

Medical Equipment (5.08%)
Luminex Corp.**	16,500	328,515
Masimo Corp.	28,000	652,120

		980,635

Medical-Products (1.99%)
Cepheid, Inc.**	11,000	383,570

TOTAL HEALTH CARE		3,940,380

INDUSTRIAL - (1.01%)
Electronics (1.01%)
Woodward, Inc.	4,750	194,370

TOTAL INDUSTRIAL		194,370

INFORMATION TECHNOLOGY - (1.96%)
Electronic Equipment (1.96%)
Itron, Inc.**	8,750	377,300

TOTAL INFORMATION TECHNOLOGY		377,300

MATERIALS & PROCESSING - (3.47%)
Gold (2.77%)
Allied Nevada Gold Corp.**	80,000	533,600

Metal Fabricating (0.70%)
Dynamic Materials Corp.	7,000	135,730

TOTAL MATERIALS & PROCESSING		669,330

	Shares	Market Value
PRODUCER DURABLES - (15.33%)
Back Office Support, HR, and Consulting (3.67%)
Ritchie Bros Auctioneers, Inc.	36,750	$707,438

Construction (3.91%)
Aegion Corp.**	17,000	387,940
Great Lakes Dredge & Dock Corp.	47,750	367,197

		755,137

Engineering & Contracting Services (3.20%)
Mistras Group, Inc.**	36,750	617,767

Machinery: Agricultural (2.64%)
Titan International, Inc.	29,500	508,580

Shipping (1.91%)
Gulfmark Offshore, Inc. Class A	7,500	369,375

TOTAL PRODUCER DURABLES		2,958,297

TECHNOLOGY - (33.25%)
Communication Technology (3.24%)
Riverbed Technology, Inc.**	40,000	625,600

Computer Services Software & Systems (9.73%)
BroadSoft, Inc.**	7,000	208,880
Jive Software, Inc.**	27,750	372,405
LogMeIn, Inc.**	10,000	297,200
PTC, Inc.**	19,250	521,290
Tangoe, Inc.**	20,500	370,230
Zix Corp.**	23,800	107,100

		1,877,105

Computer Technology (3.10%)
Fusion-io, Inc.**	41,500	598,430

Electronic Components (1.99%)
Tech Data Corp.**	7,500	385,050

Electronic Entertainment (2.56%)
Dolby Laboratories, Inc., Class A	15,000	493,350

Electronics (3.47%)
Acorn Energy, Inc.	21,000	182,280
IPG Photonics Corp.	8,000	487,200

		669,480

Semiconductors (2.22%)
Cirrus Logic, Inc.**	22,250	428,980

Semiconductors & Components (3.12%)
EZchip Semiconductor Ltd.**	19,000	601,350

Software (1.79%)
Constant Contact, Inc.**	18,000	345,420

	Shares	Market Value
Telecommunications Equipment (2.03%)
Palo Alto Networks, Inc.**	8,000	$391,520

TOTAL TECHNOLOGY		6,416,285

TOTAL COMMON STOCKS (Cost $18,041,772)		19,185,351

MONEY MARKET MUTUAL FUNDS (1.84%)
Fidelity® Institutional Money Market Government Portfolio - Class I (0.01% 7 Day Yield)	354,900	354,900

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $354,900)		354,900

TOTAL INVESTMENTS (101.27%) (Cost $18,396,672)		$19,540,251
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.27%)		(244,688)

NET ASSETS (100.00%)		$19,295,563

**	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Portfolio of Investments

July, 2013 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2013, the Trust had 28 registered funds. This quarterly report describes the Stonebridge Small-Cap Growth Fund (prior to the close of business on February 15, 2013 known as the Stonebridge Institutional Small-Cap Growth Fund) (the “Fund”). The Fund seeks long-term capital growth by investing primarily in common stocks of companies that Stonebridge Capital Management, Inc. (the “Adviser”), the investment adviser of the Fund, believes have good prospects for superior earnings growth.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non–exchange traded funds are fair valued at their respective net asset values.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board of Trustees (the “Board”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2013:

Stonebridge Small-Cap Growth Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$19,185,351	$–	$–	$19,185,351
Money Market Mutual Funds	354,900	–	–	354,900

Total	$19,540,251	$–	$–	$19,540,251

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. For the period ended July 31, 2013, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$2,311,304
Gross depreciation (excess of tax cost over value)	(1,260,348)
Net unrealized appreciation	$1,050,956
Cost of investments for income tax purposes	$18,489,295

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 27, 2013

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	September 27, 2013